     As filed with the Securities and Exchange Commission on April 26, 2007

                                                       Registration No. 33-87276
                                                                       811-05006

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   ----------

                                    FORM N-6

                  REGISTRATION UNDER THE SECURITIES ACT OF 1933

                                   ----------

                           PRE-EFFECTIVE AMENDMENT NO. __

                         POST-EFFECTIVE AMENDMENT NO. 18


                                   ----------

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                               COMPANY ACT OF 1940


                                 AMENDMENT NO. 6


                       PENN MUTUAL VARIABLE LIFE ACCOUNT I
                              (EXACT NAME OF TRUST)

                     THE PENN MUTUAL LIFE INSURANCE COMPANY
                               (NAME OF DEPOSITOR)

                                600 DRESHER ROAD
                           HORSHAM, PENNSYLVANIA 19044
          (COMPLETE ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)

                                   ----------

                                SUSAN T. DEAKINS
                        VICE PRESIDENT AND CHIEF ACTUARY
                     THE PENN MUTUAL LIFE INSURANCE COMPANY
                                600 DRESHER ROAD
                                HORSHAM, PA 19044
                (NAME AND COMPLETE ADDRESS OF AGENT FOR SERVICE)

                                   ----------

                                    COPY TO:
                                MICHAEL BERENSON
                           MORGAN, LEWIS & BOCKIUS LLP
                          1111 PENNSYLVANIA AVENUE, NW
                              WASHINGTON, DC 20004

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THIS FILING.

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX):


[ ]  Immediately upon filing pursuant to paragraph (b) of Rule 485.



[X]  On May 1, 2007 pursuant to paragraph (b) of Rule 485.


[ ]  60 days after filing pursuant to paragraph (a) of Rule 485.

[ ]  On (date) pursuant to paragraph (a) of Rule 485.

                                   PROSPECTUS

                                       FOR

                              VARIABLE ESTATEMAX II

   a last survivor flexible premium adjustable variable life insurance policy issued by

                     THE PENN MUTUAL LIFE INSURANCE COMPANY

                               and funded through

                       PENN MUTUAL VARIABLE LIFE ACCOUNT I

                     The Penn Mutual Life Insurance Company

                             Philadelphia, PA 19172

                                  800-523-0650

          The Policy provides life insurance on two insureds and a cash surrender value that varies with the investment performance of one or more of the funds set forth below. The Policy also provides a fixed account in which amounts may be held to accumulate interest. The life insurance (or death benefit) provided under the Policy will never be less than the amount specified in the Policy.

PENN SERIES FUNDS, INC.                                     MANAGER

   Money Market Fund                                        Independence Capital Management, Inc.
   Limited Maturity Bond Fund                               Independence Capital Management, Inc.
   Quality Bond Fund                                        Independence Capital Management, Inc.
   High Yield Bond Fund                                     T. Rowe Price Associates, Inc.
   Flexibly Managed Fund                                    T. Rowe Price Associates, Inc.
   Growth Stock Fund                                        T. Rowe Price Associates, Inc.
   Large Cap Value Fund                                     Lord, Abbett & Co. LLC
   Large Cap Growth Fund                                    ABN AMRO Asset Management, Inc.
   Index 500 Fund                                           Wells Capital Management Incorporated
   Mid Cap Growth Fund                                      Turner Investment Partners, Inc.
   Mid Cap Value Fund                                       Neuberger Berman Management Inc.
   Strategic Value Fund                                     Lord, Abbett & Co. LLC
   Small Cap Growth Fund                                    Bjurman, Barry & Associates
   Small Cap Value Fund                                     Goldman Sachs Asset Management, L.P.
   International Equity Fund                                Vontobel Asset Management, Inc.
   REIT Fund                                                Heitman Real Estate Securities LLC

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST                  MANAGER

   Balanced Portfolio                                       Neuberger Berman Management Inc.

FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND      MANAGER

   Equity-Income Portfolio                                  Fidelity Management & Research Company
   Growth Portfolio                                         Fidelity Management & Research Company

FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND II   MANAGER

   Asset Manager Portfolio                                  Fidelity Management & Research Company

VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC.        MANAGER

   Emerging Markets Equity (International) Portfolio        Van Kampen

Please note that the Securities and Exchange Commission ("SEC") has not approved or disapproved these securities, or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


                                   May 1, 2007

                        GUIDE TO READING THIS PROSPECTUS

          This prospectus contains information that you should know before you buy the Policy or exercise any of your rights under the Policy. The purpose of this prospectus is to provide information on the essential features and provisions of the Policy and the investment options available under the Policy. Your rights and obligations under the Policy are determined by the language of the Policy itself. When you receive your Policy, read it carefully.

          The prospectus is arranged as follows:

          - Pages 3 to 4 provide a summary of the benefits and risks of the Policy.

          - Pages 5 to 11 provide tables showing fees and charges under the Policy.

          - Pages 11 to 13 provide tables showing fees and expenses of the funds underlying the Policy.


          - Pages 14 to 35 provide additional information about the Policy, in question and answer format.



          - Pages 35 to 38 provide information about The Penn Mutual Life Insurance Company ("Penn Mutual"), Penn Mutual Variable Life Account I (the "Separate Account") and the underlying investment funds in which Policy reserves may be allocated.


          - Appendices A, B, C and D, which are at the end of the prospectus and are referred to in the answers to questions about the Policy, provide specific information and examples to help you understand how the Policy works.

                                   **********

The prospectuses of the funds that accompany this prospectus contain important information that you should know about the investments that may be made under the Policy. You should read the relevant prospectus(es) carefully before you invest.

                 SUMMARY OF THE BENEFITS AND RISKS OF THE POLICY

          The following is a summary of the benefits and the risks of the Policy. Please read the entire Prospectus before you invest.

BENEFIT SUMMARY


          The Policy provides life insurance on two persons that you name. The value of your Policy will increase or decrease based upon the performance of the investment options you choose. The death benefit may also increase or decrease based on investment performance. In addition, the Policy allows you to allocate a part of your policy value to a fixed interest option where the value will accumulate interest.


          DEATH BENEFIT - While the Policy is in effect, we will pay the beneficiary the death benefit less the amount of any outstanding loan when the last insured dies. We offer two different types of death benefit options under the Policy. You choose which one you want in the application.

          PREMIUM FLEXIBILITY - Amounts you pay to us under your Policy are called "premiums" or "premium payments." Within limits, you can make premium payments when you wish. That is why the Policy is called a "flexible premium" Policy. Additional premiums may be paid in any amount and at any time. A premium must be at least $25.

          FREE LOOK PERIOD - You have the right to cancel your Policy within 10 days after you receive it or within 45 days after you signed your application (or longer in some states). This is referred to as the "free look" period. To cancel your Policy, simply deliver or mail the Policy to our office or to our representative who delivered the Policy to you.

          FIVE YEAR NO-LAPSE FEATURE - Your Policy will remain in force during the first five policy years, regardless of investment performance and your net cash surrender value, if the total premiums you have paid, less any partial surrenders you made, equal or exceeds the "no-lapse premium" specified in your Policy, multiplied by the number of months the Policy has been in force.

          INVESTMENT OPTIONS - The Policy allows you to allocate your policy value to 21 different investment options.

          FIXED INTEREST OPTION - In addition to the 21 investment options, the Policy allows you to allocate your policy value to a fixed interest account. The amount you allocate to the fixed interest account will earn interest at a rate we declare from time to time. We guarantee that this rate will be at least 4.0%.


          TRANSFERS - Within limitations, you may transfer INVESTMENT amounts from one investment ACCOUNT to another, and to and from the fixed interest option. In addition, the Policy offers two automated transfer programs - dollar-cost averaging and asset rebalancing.


          LOANS - You may take a loan on your Policy. You may borrow up to 90% of your cash surrender value. Interest charged on a policy loan is 5.0% and is payable at the end of each policy year. You may repay all or part of a loan at any time.

          SURRENDERS AND WITHDRAWALS - You may surrender your Policy in full at any time. If you do, we will pay you the Policy value, less any Policy loan outstanding and less any surrender charge that then applies (if any). This is called your "net cash surrender value." In addition, you may partially surrender your Policy for the net cash surrender value.

          TAXES - Death benefits paid under life insurance policies are not subject to income tax. Investment gains from your Policy are not taxed as long as the gains remain in the Policy. If the Policy is not treated as a "modified endowment contract" under federal income tax law, depending on the policy year when the distribution is made, distributions from the Policy may be treated first as the return of investments in the Policy and then, only after the return of all investment in the Policy, as distribution of taxable income.

          RIDERS - For an additional charge, Penn Mutual offers supplemental benefit riders that may be added to your Policy. If any of these riders are added, monthly charges for the supplemental benefits will be deducted from your policy value as part of the monthly deduction.

RISK SUMMARY

          SUITABILITY - The Policy is designed to provide life insurance and should be used in conjunction with long-term financial planning. The Policy is not suitable as a short-term savings vehicle. You will pay a surrender charge should you surrender your Policy within the first 16 policy years.

          INVESTMENT PERFORMANCE - The value of your Policy, which is invested in underlying investment funds, will vary with the investment performance of the funds. There is risk that the investment performance of the funds that you select may be unfavorable or may not perform up to your expectations, which may decrease the value of your net cash surrender value. A comprehensive discussion of the investment risks of each of the investment funds may be found in the prospectus for each of the funds. Before allocating money to a fund, please read the prospectus for the fund carefully.

          LAPSE - Your Policy may terminate, or "lapse," if the net cash surrender value of the Policy is not sufficient to pay policy charges (including payment of interest on any loan that may be outstanding under the Policy), the five year no-lapse feature is not in effect, and you do not make additional premium payments necessary to keep the Policy in force. We will notify you of how much premium you will need to pay to keep the Policy in force. Subject to certain conditions, if the Policy terminates, you can apply to reinstate it within five years from the beginning of the grace period if both insureds are alive or if one of the insureds died prior to the lapse.

          ACCESS TO CASH VALUE - If you fully surrender your Policy for cash within the first 16 policy years you will incur a surrender charge at a rate specified for the year of surrender. Also, a partial surrender of your Policy for cash will be subject to an administrative charge.

          TAXES - The federal income tax law that applies to life insurance companies and to the Policy is complex and subject to change. Changes in the law could adversely affect the current tax advantages of purchasing the Policy. The information in this prospectus is based on our understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service. We reserve the right to make changes in the Policy in the event of a change in the tax law for the purpose of preserving the current tax treatment of the Policy. You may wish to consult counsel or other competent tax adviser for more complete information.

                                   FEE TABLES


          The following tables summarize fees and expenses that a policy owner may pay when buying, owning and surrendering the Policy.(1/) The table below describes the fees and expenses that a policy owner may pay at the time he or she buys the Policy, surrenders the Policy, or transfers cash value between investment options.



                                                         TRANSACTION FEES
------------------------------------------------------------------------------------------------------------------------------------
                    CHARGE                              WHEN CHARGE IS DEDUCTED                        AMOUNT DEDUCTED
--------------------------------------------   -----------------------------------------   -----------------------------------------
Maximum Sales Charge (load)                    When a premium is paid.                     5.0% of the amount of premium
                                                                                           payments.(2/)

Premium and Federal (DAC) Taxes                When a premium is paid.                     2.5% of premium payments.

Maximum Deferred Sales Charge (load), if the   When the Policy is surrendered.             25% of the lesser of (i) premiums paid
Policy is Surrendered Within the First 16                                                  and (ii) the "maximum surrender charge
Policy Years                                                                               premium."(3/)

   Charge for a representative non-tobacco     When the Policy is surrendered.             25% of the lesser of (i) premiums paid
   male insured, age 65 and non-tobacco                                                    and (ii) $23.93 per $1,000 of specified
   female age 65                                                                           amount.(3/)

Other Surrender Charges apply if the Policy is surrendered within the first 16 policy years(4/)

   Minimum Charge                              When the Policy is surrendered.             $6 per $1,000 of initial specified amount
                                                                                           of insurance, for younger of the two
                                                                                           insureds up to age 20 at the date of
                                                                                           issue.

   Maximum Charge                              When the Policy is surrendered.             $14 per $1,000 of initial specified
                                                                                           amount of insurance for younger of the
                                                                                           two insureds age 60 or older at the date
                                                                                           of issue.

   Charge for a representative non-tobacco     When the Policy is surrendered.             $14 per $1,000 of initial specified
   male insured, age 65 and non-tobacco                                                    amount of insurance for younger of the
   female age 65                                                                           two insureds age 60 or older at the date
                                                                                           of issue.

Partial Surrender Charge                       When you partially surrender your Policy.   Lesser of $25 or 2.0% of the amount
                                                                                           surrendered.

Transfer Charge

   Current Charge                              When you make a transfer.                   $0.00 (5/)

   Guaranteed Maximum Charge                   When you make a transfer.                   $10.00

Loans (6/)

   Gross Interest Charge                       End of each policy year.                    Annual rate of 5.0% (before credit from
                                                                                           interest paid on collateral held in
                                                                                           special loan account).

                                                         TRANSACTION FEES
------------------------------------------------------------------------------------------------------------------------------------
                    CHARGE                              WHEN CHARGE IS DEDUCTED                        AMOUNT DEDUCTED
--------------------------------------------   -----------------------------------------   -----------------------------------------
   Net Interest Charge (7/)                    End of each policy year.                    Annual rate of 1.0% (after credit from
                                                                                           interest paid on collateral held in
                                                                                           special loan account).(8/)


----------
(1.) See WHAT ARE THE FEES AND CHARGES UNDER THE POLICY? in this prospectus for additional information.

(2.) After the fifteenth policy year, Penn Mutual intends to reduce the charge to 2.5% of the premium payments.

(3.) The "maximum surrender charge premium" is determined separately for each Policy, and takes into account the individual underwriting characteristics of the insured. The "maximum surrender charge premium" is stated in each Policy. Commencing in the eighth policy year and continuing through the sixteenth policy year, the deferred sales charge decreases each year in proportional amounts, after which there is no longer a charge.

(4.) The "other surrender charge" under the Policies vary depending on the age of the insured. More information concerning the "other surrender charge" is stated in each Policy. Commencing in the eighth policy year and continuing through the sixteenth policy year, the surrender charge decreases each year in proportional amounts, after which there is no longer a charge.

(5.) No transaction fee is currently imposed for making a transfer among investment funds and/or the fixed interest option. We reserve the right to impose a $10 fee in the future on any transfer that exceeds twelve transfers in a policy year (except in the case of transfers of $5,000,000 or more).

(6.) You may borrow up to 90% of your cash surrender value. An amount equivalent to the loan is withdrawn from subaccounts of the Separate Account and the fixed interest option on a prorated basis (unless you designate a different withdrawal application when you request the loan) and is transferred to a special loan account as collateral for the loan. See WHAT IS A POLICY LOAN? in this prospectus for additional information about policy loans.

(7.) "Net Interest Charge" means the difference between the amount of interest we charge on the loan and the amount of interest we credit to your Policy in the special loan account.

(8.) After the tenth policy year, we intend to credit interest to the special loan account at the rate of 4.75% (which will result in a Net Interest Charge of 0.25% in those years).

          The next table describes charges that a policy owner may pay periodically during the time the Policy is owned. The charges do not include fee and expenses incurred by the funds that serve as investment options under the Policy.


                                     PERIODIC CHARGES UNDER THE POLICY
                      NOT INCLUDING OPERATING EXPENSES OF UNDERLYING INVESTMENT FUNDS
-----------------------------------------------------------------------------------------------------------
                                             WHEN CHARGE IS
              POLICY CHARGES                     DEDUCTED                      AMOUNT DEDUCTED
------------------------------------------   ---------------   --------------------------------------------
Cost of Insurance Charges:(1/)

   Current Charges                           Monthly           Minimum of $0.00004 to maximum of $22.79408,
                                                               per $1,000 of net amount at risk.

   Guaranteed Maximum Charges                Monthly           Minimum of $0.00008 to maximum of $83.33333,
                                                               per $1,000 of net amount at risk.

   Charge for a representative non-tobacco
   male insured, age 65 and non-tobacco
   female age 65

                                     PERIODIC CHARGES UNDER THE POLICY
                      NOT INCLUDING OPERATING EXPENSES OF UNDERLYING INVESTMENT FUNDS
-----------------------------------------------------------------------------------------------------------
                                             WHEN CHARGE IS
              POLICY CHARGES                     DEDUCTED                      AMOUNT DEDUCTED
------------------------------------------   ---------------   --------------------------------------------
      Current Charges                        Monthly           $0.02385 per $1,000 of net amount at risk.

      Guaranteed Maximum Charges             Monthly           $0.02385 per $1,000 of net amount at risk.

Mortality and Expense Risk Charge:

   Mortality and Expense Risk Charge         Daily             0.90% annually from the policy value that is
                                                               allocated to the funds.(2/)

Administrative Fees:                         Monthly           The charge has two parts:

                                                               (a) $15.00(3/)

                                                               (b) For the first 12 months after the policy
                                                               date, $0.20 per $1,000 of initial specified
                                                               amount of insurance.(4/)


----------
(1.) The cost of insurance charges under the Policies vary depending on the individual circumstances of the insured, such as sex, age and risk classification. The charges also vary depending on the amount of insurance specified in the Policy and the policy year in which the charge is deducted. The table shows the lowest and the highest cost of insurance charges for an insured, based on our current rates and on guaranteed maximum rates for individuals in standard risk classifications. The table also shows the cost of insurance charges under a Policy issued to an individual who is representative of individuals we insure. Your Policy will state the guaranteed maximum cost of insurance charges. More detailed information concerning your cost of insurance charges is available from our administrative offices upon request. Also, before you purchase the Policy, we will provide you with hypothetical illustrations of policy values based upon the insured's age and risk classification, the death benefit option selected, the amount of insurance specified in the Policy, planned periodic premiums, and riders requested. The net amount at risk referred to in the tables is based upon the difference between the current death benefit provided under the Policy and the current value of Policy. For additional information on cost of insurance charges, see WHAT ARE THE FEES AND CHARGES UNDER THE POLICY? - MONTHLY DEDUCTIONS - COST OF INSURANCE in this prospectus.

(2.) After the fifteenth policy year, the charge is reduced to 0.60% annually.
     See WHAT ARE THE FEES AND CHARGES UNDER THE POLICY? - DAILY MORTALITY AND EXPENSE RISK CHARGE in this prospectus for additional information about this charge.

(3.) The charge is currently reduced to $5.00 starting in the second policy year.

(4.) The charge is currently reduced to $0.15 per $1,000 of initial specified amount of insurance up to a maximum amount of $375.00.

          The next table describes charges that a policy owner may pay periodically for various Optional Supplemental Benefit Riders to the Policy. They are in addition to the charges applicable under the base Policy. The charges do not include fees and expenses incurred by the funds that serve as investment options under the Policy.

                           PERIODIC CHARGES UNDER OPTIONAL SUPPLEMENTAL BENEFIT RIDERS
                         NOT INCLUDING OPERATING EXPENSES OF UNDERLYING INVESTMENT FUNDS
------------------------------------------------------------------------------------------------------------------
                                               WHEN CHARGE IS
     SUPPLEMENTAL BENEFIT RIDER/CHARGES           DEDUCTED                        AMOUNT DEDUCTED
--------------------------------------------   --------------   --------------------------------------------------
1. POLICY SPLIT OPTION AGREEMENT:

   Current Charges                             Monthly          No charge.

   Guaranteed Maximum Charges                  Monthly          No charge.

2. ESTATE GROWTH BENEFIT AGREEMENT --
   AUTOMATIC INCREASES IN SPECIFIED AMOUNT:

Cost of Insurance Charges(1/)

   Current Charges                             Monthly          Minimum of $0.00004 to maximum of $22.79408, per
                                                                $1,000 of estate growth benefit.

   Guaranteed Maximum Charges                  Monthly          Minimum of $0.00008 to maximum of $83.33333, per
                                                                $1,000 of estate growth benefit.

   Charge for a representative non-tobacco
   male insured, age 65 and non-tobacco
   female insured age 65

      Current Charges                          Monthly          $0.02385 per $1,000 of estate growth benefit.

      Guaranteed Maximum Charges               Monthly          $0.02385 per $1,000 of estate growth benefit.

3. SUPPLEMENTAL EXCHANGE AGREEMENT:

   Current Charges                             Monthly          No charge.

   Guaranteed Maximum Charges                  Monthly          No charge.

4. GUARANTEED CONTINUATION OF POLICY:

Cost of Insurance Charges(1/)                  Monthly          $0.01 per $1,000 of specified amount of insurance.

5. OPTION TO EXTEND MATURITY DATE:

Cost of Insurance Charges(1/)

   Current Charges                             Monthly          No charge.

   Guaranteed Maximum Charges                  Monthly          Minimum of $3.23 to maximum of $5.73, per $1,000
                                                                of net amount at risk.

   Charge for a representative non-tobacco
   male insured, age 65 and non-tobacco
   female insured age 65

      Current Charges                          Monthly          No charge.

      Guaranteed Maximum Charges               Monthly          $0.00 per $1,000 of net amount at risk.

                           PERIODIC CHARGES UNDER OPTIONAL SUPPLEMENTAL BENEFIT RIDERS
                         NOT INCLUDING OPERATING EXPENSES OF UNDERLYING INVESTMENT FUNDS
------------------------------------------------------------------------------------------------------------------
                                               WHEN CHARGE IS
     SUPPLEMENTAL BENEFIT RIDER/CHARGES           DEDUCTED                AMOUNT DEDUCTED
--------------------------------------------   --------------   --------------------------------------------------
6. FLEXIBLE PERIOD SINGLE LIFE
   SUPPLEMENTAL TERM INSURANCE AGREEMENT:

Cost of Insurance Charges(1/)

   Current Charges                             Monthly          Minimum of $0.0559 to maximum of $26.1662, per
                                                                $1,000 of term insurance benefit.

   Guaranteed Maximum Charges                  Monthly          Minimum of $0.0841 to maximum of $83.33333, per
                                                                $1,000 of term insurance benefit.

   Charge for a representative non-tobacco
   male insured, age 65 and non-tobacco
   female INSURED age 65

      Current Charges                          Monthly          $1.291 per $1,000 of term insurance benefit.

      Guaranteed Maximum Charges               Monthly          $1.7639 per $1,000 of term insurance benefit.

Administrative Charges

   First year of Agreement                     Monthly          $0.10 per $1,000 of term insurance benefit.

7. RETURN OF PREMIUM SUPPLEMENTAL TERM
   INSURANCE:

Cost of Insurance Charges(1/)

   Current Charges                             Monthly          Minimum of $0.00004 to maximum of $22.79408, per
                                                                $1,000 of term insurance benefit.

   Guaranteed Maximum Charges                  Monthly          Minimum of $0.00008 to maximum of $83.33333, per
                                                                $1,000 of term insurance benefit.

   Charge for a representative non-tobacco
   male insured, age 65 and non-tobacco
   female INSURED age 65

      Current Charges                          Monthly          $0.02385 per $1,000 of term insurance benefit.

      Guaranteed Maximum Charges               Monthly          $0.02385 per $1,000 of term insurance benefit.

8. ESTATE PRESERVATION SUPPLEMENTAL

                           PERIODIC CHARGES UNDER OPTIONAL SUPPLEMENTAL BENEFIT RIDERS
                         NOT INCLUDING OPERATING EXPENSES OF UNDERLYING INVESTMENT FUNDS
------------------------------------------------------------------------------------------------------------------
                                               WHEN CHARGE IS
     SUPPLEMENTAL BENEFIT RIDER/CHARGES           DEDUCTED                AMOUNT DEDUCTED
--------------------------------------------   --------------   --------------------------------------------------
   TERM INSURANCE AGREEMENT:

Cost of Insurance Charges(1/)

   Current Charges                             Monthly          Minimum of $0.00004 to maximum of $9.82086, per
                                                                $1,000 of term insurance benefit.

   Guaranteed Maximum Charges                  Monthly          Minimum of $0.00008 to maximum of $9.82086, per
                                                                $1,000 of term insurance benefit.

   Charge for a representative non-tobacco
   male insured, age 65 and non-tobacco
   female INSURED age 65

      Current Charges                          Monthly          $0.02385 per $1,000 of term insurance benefit.

      Guaranteed Maximum Charges               Monthly          $0.02385 per $1,000 of term insurance benefit.

9. SUPPLEMENTAL TERM INSURANCE AGREEMENT:

Cost of Insurance Charges(1/)

   Current Charges                             Monthly          Minimum of $0.00004 to maximum of $22.79408, per
                                                                $1,000 of net amount at risk attributable to the
                                                                term insurance benefit.

   Guaranteed Maximum Charges                  Monthly          Minimum of $0.00008 to maximum of $83.33333, per
                                                                $1,000 of net amount at risk attributable to the
                                                                term insurance benefit.

   Charge for a representative non-tobacco
   male insured, age 65 and non-tobacco
   female INSURED age 65

      Current Charges                          Monthly          $0.02385 per $1,000 of net amount at risk
                                                                attributable to the term insurance benefit.

      Guaranteed Maximum Charges               Monthly          $0.02385 per $1,000 of net amount at risk
                                                                attributable to the term insurance benefit.

Administrative Charges

   First year of Agreement                     Monthly          $0.20 per $1,000 of term insurance benefit.


1. The cost of insurance charges under the Riders vary depending on the individual circumstances of the insured, such as sex, age and risk classification. The charges also vary depending on the amount of insurance specified in the Rider and the year in which the charge is deducted. The table shows the lowest and the highest cost of insurance charges for an insured, based on current rates and on guaranteed maximum rates for individuals in standard risk classifications. The table also shows the cost of insurance charges under a Rider issued to an individual who is representative of individuals we insure. The specifications pages of a Rider will indicate the guaranteed maximum cost of insurance charge applicable to your Policy. More detailed information concerning your cost of insurance charges is available from our administrative offices upon request. Also, before you purchase the Policy, we will provide you with hypothetical illustrations of policy values based upon the insured's age and risk classification, the death benefit option selected, the amount of insurance specified in the Policy, planned periodic premiums, and riders requested. The net amount at risk referred to in the table is based upon the difference between the current benefit provided under the Rider and the current policy value allocated to the Rider. For additional information about the Riders, see WHAT ARE THE SUPPLEMENTAL BENEFIT RIDERS THAT I CAN BUY? in this prospectus.

          The next table shows the minimum and maximum total operating expenses of funds whose shares may be held in subaccounts of the Separate Account under the Policy. Fee and expense information for each fund is contained in the tables following this table.


                                                     MINIMUM:   MAXIMUM:
                                                     --------   --------
MAXIMUM AND MINIMUM TOTAL FUND OPERATING EXPENSES
   (expenses that are deducted from assets of fund
   companies, including management fees and other
   expenses)                                         0.37%(1/)  1.63%(2/)


(1) The minimum total operating expenses of the Funds for the most recent fiscal year was less than the amount shown above because the Administrative and Corporate Services Agent (the "Agent") voluntarily waived a portion of its fees and/or reimbursed expenses to keep the Index 500 Fund's total operating expenses at 0.35%. The Agent may change or eliminate all or part of this voluntary waiver at any time.


(2) After a voluntary waiver by the adviser of a portion of its fee, which would have otherwise been payable by the Fund, the maximum total operating expenses of the Emerging Markets Equity (International) Fund was 1.62 %. The adviser may terminate this voluntary waiver at any time at its sole discretion.

          The following table provides more specific detail about the total fund operating expenses for each fund.

PENN SERIES FUNDS, INC.

UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)


                                                            TOTAL                 NET
                                  MANAGEMENT     OTHER      FUND       FEE       FUND
                                     FEES      EXPENSES   EXPENSES   WAIVERS   EXPENSES
                                  ----------   --------   --------   -------   --------
Money Market...................      0.20%       0.30%      0.50%     0.00%     0.50%
Limited Maturity Bond..........      0.30%       0.32%      0.62%     0.00%     0.62%
Quality Bond...................      0.33%       0.28%      0.61%     0.00%     0.61%
High Yield Bond................      0.50%       0.35%      0.85%     0.00%     0.85%
Flexibly Managed...............      0.60%       0.24%      0.84%     0.00%     0.84%(1)
Growth Stock...................      0.64%       0.33%      0.97%     0.00%     0.97%(1)
Large Cap Value................      0.60%       0.28%      0.88%     0.00%     0.88%(1)
Large Cap Growth...............      0.55%       0.33%      0.88%     0.00%     0.88%(1)
Index 500......................      0.07%       0.30%      0.37%     0.00%     0.37%(3)
Mid Cap Growth.................      0.70%       0.32%      1.02%     0.02%(2)  1.00%(1)
Mid Cap Value..................      0.55%       0.29%      0.84%     0.00%     0.84%(1)
Strategic Value................      0.72%       0.35%      1.07%     0.00%     1.07%(1)
Small Cap Growth...............      0.73%       0.29%      1.02%     0.00%     1.02%(1)
Small Cap Value................      0.85%       0.29%      1.14%     0.00%     1.14%
International Equity...........      0.85%       0.35%      1.20%     0.00%     1.20%(1)
REIT...........................      0.70%       0.30%      1.00%     0.00%     1.00%



----------
These expenses are for the fiscal year ended December 31, 2006.


(1) Certain sub-advisers have directed certain portfolio trades to a broker. A portion of the commissions paid to that broker has been recaptured by the Funds. The total expenses for the Funds after the recapture were:


Flexibly Managed       0.83%
Growth Stock           0.96%
Large Cap Value        0.87%
Large Cap Growth       0.86%
Mid Cap Growth         0.96%
Mid Cap Value          0.81%
Strategic Value        1.06%
Small Cap Growth       1.02%
International Equity   1.19%


(2) The Agent has contractually agreed to waive its fees and/or reimburse expenses, so long as it serves as the Agent to the Fund, to the extent necessary to keep operating expenses from exceeding 1.00% of average daily net assets per year. This agreement continues indefinitely so long as it is approved at least annually by the Board of Directors of the Fund, including a majority of the Directors who are not "interested persons" of the Fund.

(3) The Fund's actual total operating expenses for the most recent fiscal year were less than the amount shown above because the Agent voluntarily waived a portion of its fees and/or reimbursed expenses to keep total operating expenses at 0.35%. The Agent may change or eliminate all or part of this voluntary waiver at any time.

NEUBERGER  BERMAN ADVISERS MANAGEMENT TRUST (a)

UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)


                                        MANAGEMENT                    TOTAL FUND
                                           FEE       OTHER EXPENSES    EXPENSES
                                        ----------   --------------   ----------
Balanced.............................      0.55%          0.64%          1.19%



----------
(a) These expenses are for the fiscal year ended December 31, 2006. Some of the brokerage commissions paid by the Fund reduced the expenses shown in this table. With these reductions, net total expenses were 1.18%.


FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND (a)

UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)


                                        MANAGEMENT                    TOTAL FUND
                                           FEE       OTHER EXPENSES    EXPENSES
                                        ----------   --------------   ----------
Equity-Income........................     0.47%           0.10%          0.57%
Growth...............................     0.57%           0.11%          0.68%



----------
(a) These expenses are for the fiscal year ended December 31, 2006. Some of the brokerage commissions paid by the funds reduced the expenses shown in this table. With these reductions, net total expenses were 0.56% for the Equity-Income Portfolio and 0.67% for the Growth Portfolio.


FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND II (a)

UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)


                                        MANAGEMENT                    TOTAL FUND
                                           FEE       OTHER EXPENSES    EXPENSES
                                        ----------   --------------   ----------
Asset Manager........................      0.52%          0.13%          0.65%



----------
(a) These expenses are for the fiscal year ended December 31, 2006. Some of the brokerage commissions paid by the fund reduced the expenses shown in this table. With these reductions, net total expenses were 0.63%.


VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (a)

UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)


                                        MANAGEMENT                    TOTAL FUND
                                           FEE       OTHER EXPENSES    EXPENSES
                                        ----------   --------------   ----------
Emerging Markets Equity
   (International)...................      1.23%          0.40%        1.63%(b)



----------
(a)  These expenses are for the fiscal year ended December 31, 2006.



(b) The total expenses for the Emerging Markets Equity (International) Fund after a voluntary fee waiver of 0.01% by the Fund's adviser were 1.62%. The adviser may terminate this voluntary waiver at any time at its sole discretion.

          Please review these tables carefully. They show the expenses that you pay directly and indirectly when you purchase a Policy. Your expenses include policy expenses and the expenses of the Funds that you select. The prospectuses of Penn Series Funds, Inc., Neuberger Berman Advisers Management Trust, Fidelity Investments' Variable Insurance Products Fund, Fidelity Investments' Variable Insurance Products Fund II and Van Kampen's The Universal Institutional Funds, Inc. accompany this prospectus. These prospectuses contain additional information regarding these Funds' expenses.

                              QUESTIONS AND ANSWERS

          This part of the prospectus provides answers to important questions about the Policy. The questions, and answers to the questions, are on the following pages.


QUESTION                                                                    PAGE
--------                                                                    ----
What Is the Policy?......................................................    15
Who Owns the Policy?.....................................................    15
What Payments Must I Make Under the Policy?..............................    16
How Are Amounts Credited to the Separate Account?........................    17
How Much Life Insurance Does the Policy Provide?.........................    18
Can I Change Insurance Coverage Under the Policy?........................    19
What Is the Value of My Policy?..........................................    19
How Can I Change the Policy's Investment Allocations?....................    20
What Are the Fees and Charges Under the Policy?..........................    22
What Are the Supplemental Benefit Riders That I Can Buy?.................    25
What Is a Policy Loan?...................................................    27
How Can I Withdraw Money From the Policy?................................    28
Can I Choose Different Payout Options Under the Policy?..................    29
How Is the Policy Treated Under Federal Income Tax Law?..................    29
Are There Other Charges That Penn Mutual Could Deduct in the Future?.....    33
How Do I Communicate With Penn Mutual?...................................    33
What Is the Timing of Transactions Under the Policy?.....................    34
How Does Penn Mutual Communicate With Me?................................    35
Do I Have the Right to Cancel the Policy?................................    35

WHAT IS THE POLICY?

          The Policy provides life insurance on two persons. It is called a "last survivor" Policy because no insurance proceeds ("death benefit") are payable until the death of the second of two insureds (the "last surviving insured"). The value of your Policy will increase or decrease based upon the performance of the investment funds you choose. The death benefit may also increase or decrease based on investment performance, but will never be less than the amount specified in your Policy. The Policy also allows you to allocate your policy value to subaccounts of the Separate Account (which hold shares of the funds listed on the first page of this prospectus) and to a fixed interest account where the value will accumulate interest.

          While at least one of the two insured persons is alive, you will have several options under the Policy. Here are some major ones:

          -    Determine when and how much you pay to us

          - Determine when and how much to allocate to subaccounts of the Separate Account and to the fixed account

          -    Borrow money

          -    Change the beneficiary

          -    Decrease the amount of insurance protection

          -    Change the death benefit option you have selected

          - Surrender or partially surrender your Policy for all or part of its net cash surrender value

          - Choose the form in which you would like the death benefit or other proceeds paid out from your Policy

          Most of these options are subject to limits that are explained later in this prospectus.

          If you want to purchase a Policy, you must complete an application and submit it to one of our authorized agents. We require satisfactory evidence of insurability, which may include a medical examination of each or one of the proposed insureds. We evaluate the information provided in accordance with our underwriting rules and then decide whether to accept or not accept the application. Insurance coverage under the Policy is effective on the policy date after we accept the application.

          The maturity date of your Policy is the policy anniversary nearest the younger insured's 100th birthday. If the Policy is still in force on the maturity date, a maturity benefit will be paid to you. The maturity benefit is equal to the policy value less any policy loan on the maturity date. Upon written request of the owner, the Policy will continue in force beyond the maturity date. Thereafter, the death benefit will be the net policy value.

WHO OWNS THE POLICY?

          You decide who owns the Policy when you apply for it. The owner of the Policy is the person who can exercise most of the rights under the Policy, such as the right to choose the death benefit option, the beneficiary, the investment options, and the right to surrender the Policy. Whenever we have used the term

"you" in this prospectus, we have assumed that you are the owner or the person who has whatever right or privilege we are discussing.

WHAT PAYMENTS MUST I MAKE UNDER THE POLICY?

PREMIUM PAYMENTS

          Amounts you pay to us under your Policy are called "premiums" or "premium payments." The amount we require as your first premium depends on a number of factors, such as age, sex, rate classification, the amount of insurance specified in the application, and any supplemental benefits. Sample minimum initial premiums are shown in Appendix A at the end of this prospectus. Within limits, you can make premium payments when you wish. That is why the Policy is called a "flexible premium" Policy.

          Additional premiums may be paid in any amount and at any time. A premium must be at least $25. We may require satisfactory evidence of insurability before accepting any premium which increases our net amount at risk.

          We reserve the right to limit total premiums paid in a policy year to the planned premiums you select in your application. See HOW IS THE POLICY TREATED UNDER FEDERAL INCOME TAX LAW? in this prospectus.

          If you make a premium payment that exceeds certain other limits imposed under federal tax law, your Policy could become a "modified endowment policy" under the Code; you could incur a penalty on the amount you take out of a "modified endowment policy." We will monitor your Policy and will endeavor to notify you on a timely basis if you are about to exceed this limit and the Policy is in jeopardy of becoming a "modified endowment contract" under the Code. See HOW MUCH LIFE INSURANCE DOES THE POLICY PROVIDE? and HOW IS THE POLICY TREATED UNDER FEDERAL INCOME TAX LAW? in this prospectus.

PLANNED PREMIUMS

          The Policy Specifications page of your Policy will show the "planned premium" for the Policy. You choose this amount in the policy application. We will send a premium reminder notice to you based upon the planned premium that you specified in your application. You also chose in your application how often to pay planned premiums - annually, semi-annually, quarterly or monthly. You are not required to pay the planned premium as long as your Policy has sufficient net cash surrender value to pay policy charges. See FIVE YEAR NO-LAPSE FEATURE and LAPSE AND REINSTATEMENT below.

WAYS TO PAY PREMIUMS

          If you pay premiums by check, your check must be drawn on a U.S. bank in U.S. dollars and made payable to The Penn Mutual Life Insurance Company. Premiums after the first must be sent as follows: 1) checks sent by mail: The Penn Mutual Life Insurance Company, Payment Processing Center, P.O. Box 7460, Philadelphia, PA 19101-7460, and 2) checks sent by overnight delivery: The Penn Mutual Life Insurance Company, Payment Processing Center, L/B 7460, Route 38 & East Gate Drive, Moorestown, NJ 08057.

          We will also accept premiums:

          -    by wire or by exchange from another insurance company;

          - via an electronic funds transfer program (any owner interested in making monthly premium payments must use this method); or

          - if we agree to it, through a salary deduction plan with your employer.

          You can obtain information on these other methods of premium payment by contacting your Penn Mutual representative or by contacting our office.

FIVE YEAR NO-LAPSE FEATURE

          Your Policy will remain in force during the first five policy years, regardless of investment performance and your net cash surrender value, if (a) equals or exceeds (b), where:

          (a) is the total premiums you have paid, less any partial surrenders you made; and

          (b) is the monthly "no-lapse premium" specified in your Policy, multiplied by the number of months the Policy has been in force.

          The monthly "no-lapse premium" will generally be less than the monthly equivalent of the planned premium you specified.

          The five year no-lapse feature will not apply if the amount borrowed under your Policy results in a policy loan amount in excess of the maximum loan amount. See WHAT IS A POLICY LOAN? in this prospectus.

LAPSE AND REINSTATEMENT

          If the net cash surrender value of your Policy is not sufficient to pay policy charges, and the five year no-lapse feature is not in effect, we will notify you of how much premium you will need to pay to keep the Policy in force. You will have a 61 day "grace period" from the date we notify you to make that payment. If you don't pay at least the required amount by the end of the grace period, your Policy will terminate (i.e., lapse). All coverage under the Policy will then cease.

          If the last survivor dies during the grace period, we will pay the death benefit to your beneficiary less any unpaid policy charges and outstanding policy loans.

          If the Policy terminates, you can apply to reinstate it within five years from the beginning of the grace period if both insureds are alive or if one of the insureds died prior to the lapse. You will have to provide evidence that the insured person (or persons, if both insureds are living) still meets our requirements for issuing insurance. You will also have to pay a minimum amount of premium and be subject to the other terms and conditions applicable to reinstatements, as specified in the Policy.

HOW ARE AMOUNTS CREDITED TO THE SEPARATE ACCOUNT?

          From each premium payment you make, we deduct a premium charge. We allocate the rest to the investment options you have selected (except, in some states, the initial net premium will be allocated to the Penn Series Money Market Fund subaccount during the free look period).

          When a payment is allocated to a subaccount of the Separate Account, or transferred from one subaccount of the Separate Account to another, accumulation units of the receiving subaccount are credited to the Policy. The number of accumulation units credited is determined by dividing the amount allocated or transferred by the value of an accumulation unit of the subaccount for the current valuation period. A valuation period is the period from one valuation of Separate Account assets to the next.

          For each subaccount of the Separate Account, the value of an accumulation unit was set at $10 when the subaccount was established, and is valued each day shares of the fund held in the subaccount are valued (normally as of the close of business each day the New York Stock Exchange is opened for business). It is valued by multiplying the accumulation unit value for the prior valuation period by the net investment factor for the current valuation period.

          The net investment factor is an index used to measure the investment performance of each subaccount of the Separate Account from one valuation period to the next. The net investment factor is determined by dividing (a) by (b), where

          (a) is the net asset value per share of the fund held in the subaccount, as of the end of the current valuation period, plus the per share amount of any dividend or capital gain distributions by the fund if the "ex-dividend date" occurs in the valuation period and the deduction of the daily mortality and expense risk charge; and

          (b) is the net asset value per share of the fund held in the subaccount as of the end of the last prior valuation period.

HOW MUCH LIFE INSURANCE DOES THE POLICY PROVIDE?

          In your application for the Policy, you tell us how much life insurance coverage you want on the lives of the two persons to be insured. This is called the "specified amount" of insurance. The minimum specified amount of insurance that you can purchase is $200,000.

DEATH BENEFIT OPTIONS


          When the last of the insured persons dies, we will pay the beneficiary the death benefit less the amount of any outstanding policy loan. We offer two different types of death benefits. You choose which one you want in the application. They are:


          - Option 1 - The death benefit is the greater of (a) the specified amount of insurance or (b) the policy value multiplied by the applicable net single premium factor.

          - Option 2 - The death benefit is the greater of (a) the specified amount of insurance plus your policy value on the date of death, or (b) the policy value multiplied by the net single premium factor.

          Net single premium factors are based on the insureds' sexes, rate classes and attained ages on the date of calculation. The factor decreases each policy anniversary as the insureds' ages increase. A table of net single premium factors as of each policy anniversary is included in your Policy. A table illustrating net single premium factors is included in Appendix D at the end of this prospectus.

          In order for the Policy to qualify as "life insurance" for federal income taxes, it must satisfy the "cash value accumulation test" under Section 7702(b) of the Internal Revenue Code of 1986, as amended. The test requires that under the terms of the Policy, the death benefit must be sufficient so that the policy value does not at any time exceed the net single premium required to pay for the future benefits provided under the policy. The net single premium factors included in your Policy are intended to satisfy the cash value accumulation test.

          If the investment performance of the variable account investment options you have chosen is favorable, the amount of the death benefit may increase. However, under Option 1, favorable investment performance will not ordinarily increase the death benefit for several years and may not increase it at all, whereas under Option 2, the death benefit will vary directly with the investment performance of the policy value.

          Assuming favorable investment performance, the death benefit under Option 2 will tend to be higher than the death benefit under Option 1. On the other hand, the monthly insurance charge will be higher under Option 2 to compensate us for the additional insurance risk we take. Because of that, the policy value will tend to be higher under Option 1 than under Option 2 for the same premium payments.

CAN I CHANGE INSURANCE COVERAGE UNDER THE POLICY?

CHANGE OF DEATH BENEFIT OPTION

          You may change your insurance coverage from Option 1 to Option 2 and vice-versa, subject to the following conditions:

          - after the change, the specified amount of insurance must be at least $200,000;

          - no change may be made in the first policy year and no more than one change may be made in any policy year; and

          - if you request a change from Option 1 to Option 2, we may request evidence of insurability; if a different rate class is indicated for the insureds, the requested change will not be allowed.

DECREASE IN THE SPECIFIED AMOUNT OF INSURANCE

          You may decrease the specified amount of insurance, subject to the following conditions:

          -    no change may be made in the first policy year;

          - no change may be made if it would cause the Policy not to qualify as insurance under federal income tax law; and

          - any decrease in the specified amount of insurance must be at least $10,000 and the specified amount after the decrease must be at least $200,000.

          You may not increase the specified amount of insurance under your Policy.

TAX CONSEQUENCES OF CHANGING INSURANCE COVERAGE

          See HOW IS THE POLICY TREATED UNDER FEDERAL INCOME TAX LAW? in this prospectus to learn about possible tax consequences of changing your insurance coverage under the Policy.

WHAT IS THE VALUE OF MY POLICY?

          Your policy value, which is allocated (or transferred) to subaccounts of the Separate Account in accordance with your direction, will vary with the investment performance of the shares of the funds held in the subaccount.

          The amount you allocate to the fixed interest option will earn interest at a rate we declare from time to time. We guarantee that this rate will be at least 4.0%. The current declared rate will appear in the annual statement we will send to you. If you want to know what the current declared rate is, simply call or write to us. Amounts you allocate to the fixed interest option will not be subject to the mortality and expense risk charge described later in this prospectus. Your policy value will be affected by deductions we make from your Policy for policy charges.

          At any time, your policy value is equal to:

          -    the net premiums you have paid;

          - plus or minus the investment results in the part of your policy value allocated to subaccounts of the Separate Account;

          - plus interest credited to the amount in the part of your policy value (if any) allocated to the fixed interest option;

          -    minus policy charges we deduct; and

          -    minus partial surrenders you have made.

          If you borrow money under your Policy, other factors affect your policy value. See WHAT IS A POLICY LOAN? in this prospectus.

HOW CAN I CHANGE THE POLICY'S INVESTMENT ALLOCATIONS?

FUTURE PREMIUM PAYMENTS

          You may change the investment allocation for future premium payments at any time. You make your original allocation in the application for your Policy. The percentages you select for allocating premium payments must be in whole numbers and must equal 100% in total.

TRANSFERS AMONG EXISTING INVESTMENT OPTIONS

          You may also transfer amounts from one investment option to another, and to and from the fixed interest option. To do so, you must tell us how much to transfer, either as a percentage or as a specific dollar amount. Transfers are subject to the following conditions:

          - the minimum amount that may be transferred is $250 (or the amount held under the investment options from which you are making the transfer, if less);

          - if less than the full amount held under an investment option is transferred, the amount remaining under the investment option must be at least $250;

          -    we may defer transfers under certain conditions;

          -    transfers may not be made during the free look period; and

          - transfers may be made from the fixed interest option only during the 30 day period following the end of each policy year.

          The Policy is not designed for individuals and professional market timing organizations that use programmed and frequent transfers among investment options. We therefore may restrict market timing when we believe it is in the interest of all of our policy owners to do so. However, we may not be able to detect all market timing and may not be able to prevent frequent transfers, and any possible harm caused, by those we do detect. We will notify you in writing in a timely manner of any actions we take to restrict your ability to make transfers.

FREQUENT TRADING RISKS

          We did not design this variable life policy and the available subaccounts to accommodate market timing or frequent transfers between the subaccounts. Frequent exchanges among subaccounts and market timing by policy owners can reduce the long-term returns of the underlying funds. The reduced returns could adversely affect the policy owners, annuitants, insureds or beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the underlying fund. Frequent exchanges may reduce the underlying fund's performance by increasing costs paid by the fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the fund's net asset value.

          The insurance-dedicated funds available through the subaccounts generally cannot detect individual policy owner exchange activity, because they are owned primarily by insurance company separate accounts that aggregate exchange orders from owners of individual contracts. Accordingly, the funds are dependent in large part on the rights, ability and willingness of the participating insurance companies to detect and deter short-term trading by policy owners.

          As outlined below, we have adopted policies regarding frequent trading, but there is the risk that these policies and procedures concerning frequent trading will prove ineffective in whole or in part in detecting or preventing frequent trading. As a result of these limitations, some policy owners may be able to engage in frequent trading, while other policy owners will bear the affects of such frequent trading. Please review the underlying funds' prospectuses for specific information about the funds' short-term trading policies and risks.

FREQUENT TRADING POLICIES

          We have adopted policies and procedures designed to discourage frequent trading as described below. We intend to monitor on an ongoing basis the operation of these policies and procedures and may, at any time without notice to policy owners, revise them in any manner not inconsistent with the terms of the Policy. If requested by the investment adviser and/or sub-adviser of an underlying fund, we will consider additional steps to discourage frequent trading. In addition, we reserve the right to reject any purchase payment or exchange request at any time for any reason.

          We have adopted certain procedures to detect frequent trading. If it appears that market timing activity is occurring or the transfer frequency would be expected to have a detrimental impact on the affected funds, the following steps will be taken on a uniform basis:

               1. A letter is sent to the policy owner and to the registered representative associated with the Policy reiterating the policy with respect to frequent transfers and urging a cessation of any market timing or frequent transfer activity.

               2. If market timing or frequent transfer activity continues after the initial letter, a second letter is sent requiring that all subsequent transfer requests be submitted in writing containing the policy owner's original signature. Thereafter, any attempt to make a transfer request electronically, telephonically or by facsimile will be rejected.

               3. Any Policies which have been the subject of a letter referred to in paragraph 1 or 2 will be subject to special monitoring to determine whether the potentially detrimental frequent trading has ceased.

DOLLAR COST AVERAGING

          This program automatically makes monthly transfers from the money market variable investment option to one or more of the other investment options and to the fixed interest option. You choose the investment options and the dollar amount and timing of the transfers. The program is designed to reduce the risks that result from market fluctuations. It does this by spreading out the allocation of your money to investment options over a longer period of time. This allows you to reduce the risk of investing most of your money at a time when market prices are high. The success of this strategy depends on market trends. The program allows owners to take advantage of investment fluctuations, but does not assure a profit or protect against lows in a declining market. To begin the program, the planned premium for the year must be $600 and the amount transferred each month must be at least $50. You may elect to participate in the program when you apply for your Policy or, after you have owned your Policy, by completing an election form or by calling our office. You may discontinue the program at any time.

ASSET REBALANCING

          This program automatically reallocates your policy value among subaccounts of the Separate Account in accordance with the proportions you originally specified. Over time, variations in investment results will change the allocation percentage. On a quarterly basis, the rebalancing program will periodically transfer your policy value among the subaccounts to reestablish the percentages you had chosen. Rebalancing can result in transferring amounts from a variable investment option with relatively higher investment performance to one with relatively lower investment performance. The minimum policy value to start the program is $1,000. If you also have a dollar cost averaging program in effect, the portion of your policy value invested in the Penn Series Money Market Fund subaccount may not be included in the rebalancing program. You may elect to participate in the program when you apply for your Policy, or after you have owned your Policy, by completing an election form or by calling our office. You may discontinue the program at any time.

WHAT ARE THE FEES AND CHARGES UNDER THE POLICY?

PREMIUM CHARGE

          - Premium Charge - 7.5% is deducted from premium payments before allocation to the investment options. It consists of 2.5% to cover state premium taxes and 5.0% to partially compensate us for the expense of selling and distributing the Policies. For premiums received after the first 15 policy years, we intend to deduct only the 2.5% to cover state premium taxes. We will notify you in advance if we change our current rates. For Policies issued to New York residents, see the table in Appendix C at the end of this prospectus.

MONTHLY DEDUCTIONS

          - Insurance Charge - A monthly charge for the cost of insurance protection. The amount of insurance risk we assume varies from Policy to Policy and from month to month. The insurance charge therefore also varies. To determine the charge for a particular month, we multiply the amount of insurance for which we are at risk by a cost of insurance rate based upon an actuarial table. The table in your Policy will show the maximum cost of insurance rates that we can charge. The cost of insurance rates that we currently apply are generally less than the maximum rates shown in your Policy. The table of rates we use will vary by issue age and length of time the Policy has been in effect and the insurance risk characteristics. We place insureds in a rate class when we issue the Policy, based on our examination of information bearing on insurance risk. We currently place people we insure in the following rate classes: a tobacco or non tobacco standard rate class, a preferred underwriting class, or a rate class involving a higher mortality risk (a "substandard class"). Regardless of the table used, cost of insurance rates generally increase each year that you own your Policy, as the insureds' attained ages increase. The charge is deducted pro-rata from your variable investment and fixed interest accounts.

          - Administrative Charge - A maximum monthly charge to help cover our administrative costs. This charge has two parts: (1) a flat dollar charge of up to $15 (currently, the flat dollar charge is $15 in the first policy year and $5 thereafter -- we will notify you in advance if we change our current rates) and (2) for the first 12 months after the policy date, a charge based on the initial specified amount of insurance not to exceed $0.20 per $1,000 per month of initial specified amount of insurance (currently, the charge is $0.15 per $1,000 per month of initial specified amount of insurance up to a maximum amount of $375.00). Administrative expenses relate to premium billing and collection, recordkeeping, processing of death benefit claims, policy loans and Policy changes, reporting and overhead costs, processing applications and establishing policy records. The charge is deducted pro-rata from your variable investment and fixed interest accounts.


          - Optional Supplemental Benefit Charges - Monthly charges for any optional supplemental insurance benefits that are added to the Policy by means of a rider.


DAILY MORTALITY AND EXPENSE RISK CHARGE

          We deduct a daily charge from your policy value which is allocated to the variable investment options. The charge does not apply to the fixed interest option. It is guaranteed not to exceed 0.90% annually for the duration of the policy. Currently, the charge is an annual rate of 0.90% of assets of the policy value allocated in the variable accounts. After the fifteenth policy year, we intend to charge 0.60% annually. We will notify you in advance if we change our current rates. We may realize a profit from this charge, and if we do, it will be added to our surplus. For Policies issued to New York residents, see the table in Appendix C at the end of this prospectus.




TRANSFER CHARGE

          We reserve the right to impose a $10 charge on any transfer of policy value among investment funds and/or the fixed interest option if the transfer exceeds 12 transfers in a policy year. We will notify policy owners in advance if we decide to impose the charge. We will not impose a charge on any transfer made under dollar cost averaging or asset rebalancing. Also, we will not impose a charge on any transfer which exceeds $4,999,999.

SURRENDER CHARGE

          If you surrender your Policy during the first 16 policy years, we will deduct a surrender charge in calculating the surrender proceeds payable. We determine the surrender charge by the following formula:

          the sum of (a) plus (b), multiplied by (c), where:

          (a) is 25% of the lesser of (i) the sum of all premiums paid in the Policy and (ii) the maximum surrender charge premium (which is an amount calculated separately for each policy);

          (b) is an administrative charge based on the initial specified amount of insurance and the younger insured's attained age on the policy date (ranging from $6 at insured's age 20 to $14 at insured's age 60 and over, per $1,000 of initial specified amount -- for more information on this charge, see Appendix B at the end of this prospectus); and

          (c) is the applicable surrender factor for the policy year during which the surrender is made (see table below).

                                    SURRENDER FACTOR
SURRENDER DURING POLICY YEAR   APPLIED TO (C) IN FORMULA
----------------------------   -------------------------
      1st through 7th                      1.00
            8th                            0.90
            9th                            0.80
            10th                           0.70
            11th                           0.60
            12th                           0.50
            13th                           0.40
            14th                           0.30
            15th                           0.20
            16th                           0.10
      17th and later                       0.00

          Under the formula, the surrender charge declines by 10% each policy year after the seventh, to $0 by the 17th policy year so that, after the 16th policy year, there is no surrender charge. For Policies issued to New York residents, see the table in Appendix C at the end of this prospectus.

          The surrender charge consists of a sales charge component and an administrative charge component. The sales charge component is to reimburse us for some of the expenses incurred in the distribution of the Policies. The sales charge component, together with the sales charge component of the premium charge, may be insufficient to recover distribution expenses related to the sale of the Policies. Our unrecovered sales expenses are paid for from our surplus. The administrative charge component covers administrative expenses associated with underwriting and issuing the Policy, including the costs of processing applications, conducting medical exams, determining insurability and the insureds' rate class, and creating and maintaining policy records, as well as the administrative costs of processing surrender requests.

PARTIAL SURRENDER CHARGE

          If you partially surrender your Policy, we will deduct the lesser of $25 or 2.0% of the amount surrendered. The charge will be deducted from the available net cash surrender value and will be considered part of the partial surrender.

REDUCTION OF CHARGES

          This Policy is available for purchases by corporations and other groups or sponsoring organizations on a case basis. We reserve the right to reduce the premium charge or any other charges on certain cases, where it is expected that the amount or nature of such cases will result in savings of sales, underwriting, administrative or other costs. Eligibility for these reductions may be determined by a number of factors, including but not limited to, the number of lives to be insured, the total premiums expected to be paid, total assets under management for the policy owner, the nature of the relationship among the insured individuals, the purpose for which the Policies are being purchased, the expected persistency of the Policies and any other circumstances which we believe to be relevant to the expected reduction of expenses.

          We also reserve the right to reduce premium charges or any other charges under a Policy where it is expected that the issuance of the Policy will result in savings of sales, underwriting, administrative or other costs. In particular, we would expect such savings to apply, and our expenses to be reduced, whenever a Policy is issued in exchange for another life insurance policy issued or administered by us. Some of these reductions may be guaranteed, and others may be subject to withdrawal or modification by us. All reductions will be uniformly applied, and they will not be unfairly discriminatory against any person.

WHAT ARE THE SUPPLEMENTAL BENEFIT RIDERS THAT I CAN BUY?

          We offer supplemental benefit riders that may be added to your Policy. If riders are added to your Policy, the monthly charges for the supplemental benefits may be deducted from your policy value, in addition to the charges paid under the base Policy.

FLEXIBLE PERIOD SINGLE LIFE SUPPLEMENTAL TERM INSURANCE AGREEMENT


          This Agreement provides term insurance coverage on one of the insureds for a specified period of time. The Agreement can be placed in force on each insured. We will deduct the cost of insurance charges from the cash value of the Policy and a separate charge of $0.10 per $1,000 of specified amount during the first twelve months of the Agreement. The cost of insurance rates are based on the age, gender (in some states), and rate class of the insured. The term insurance may be converted to a life or endowment policy without evidence of insurability. This Agreement can be elected at any time, as long as the insured meets our underwriting requirements. This Agreement is not available if you choose the Guaranteed Continuation of Policy Rider. This benefit is subject to the provisions of the Agreement.


POLICY SPLIT OPTION AGREEMENT

          This Agreement permits the Policy to be split into two flexible premium adjustable life policies within six months following the occurrence of either of the following events:

          - issuance of a final divorce decree relating to the two insureds, or

          - a change in federal estate tax law that results in the inability to defer estate taxes until the death of the last surviving insured.

          Each insured must submit evidence of insurability satisfactory to us to exchange the Policy for two individual life insurance policies. There is no charge for the Agreement. This Agreement is automatically added to your base Policy at the time you purchase your Policy if the older of the two insureds is age 79 or younger. This benefit is subject to the provisions of the Agreement.

ESTATE GROWTH BENEFIT AGREEMENT -- AUTOMATIC INCREASES IN SPECIFIED AMOUNT

          This Agreement provides for automatic annual increases in the initial amount of insurance specified in the Policy. Each automatic increase is the initial specified amount of insurance multiplied by the estate growth rate specified in the Policy. Increase will end on the earlier of (a) the Policy anniversary nearest the younger insured's 80th birthday and (b) if the estate growth rate specified in the Policy is 3%, the 33rd anniversary of the Policy or if the estate growth rate specified in the Policy is 6%, the 16th anniversary of the Policy. The initial specified amount of insurance in the Policy may be increased only by the automatic annual increases provided in this Agreement if it is attached to the Policy. Cost of insurance charges applied to the increased amounts of insurance are based on age, gender (in some states) and rate class of the insured. You may add this Agreement to your base Policy only at the time you purchase your Policy. This benefit is subject to the provisions of the Agreement.

SUPPLEMENTAL EXCHANGE AGREEMENT

          The Agreement provides that the Policy may be exchanged for a new life insurance policy insuring a new joint insured, so long as the new joint insured has the same insurable relationship to the remaining insured as did the insured being replaced, subject to conditions set forth in the Agreement. The new insured must submit satisfactory evidence of insurability, the new insured must be at least 20 years of age on the birthday nearest the policy date of the Agreement and the differences in ages of the remaining insured and the new insured must not be greater than 30 years. There is no charge for the Agreement. This Agreement is automatically added to corporate-owned Policies. This benefit is subject to the provisions of the Agreement.


GUARANTEED CONTINUATION OF POLICY AGREEMENT


          This Agreement provides that the insurance provided under the Policy will not lapse even if the cash surrender value of the Policy goes to zero, as long as on each monthly anniversary of the Policy all premiums paid less any partial surrenders, policy loans and unpaid loan interest is equal to or greater than the "guaranteed continuation of policy premium" multiplied by the number of elapsed policy months since the Policy date. The "guaranteed continuation of policy premium" is specified in the Policy, and is different for each insured. It is based upon issue age and underwriting class of each insured, and the death benefit option and the supplemental benefit riders chosen. While this Agreement is in force, the allocation or transfer of amounts to certain subaccounts of the Separate Account may be restricted. The monthly charge for this Agreement is $0.01 per $1,000 of the specified amount of insurance in the Policy. You may add this Agreement to your base Policy only at the time you purchase your Policy. This Agreement is not available with any of the following riders: Flexible Period Single Life Supplemental Term Insurance; Estate Growth Benefit; Return of Premium Supplemental Term Insurance; and Estate Preservation Supplemental Term Insurance. This benefit is subject to the provisions in the Agreement.


GUARANTEED OPTION TO EXTEND MATURITY DATE AGREEMENT


          This Agreement provides the owner of the Policy with an option to continue the insurance past the maturity date stated in the Policy without evidence of insurability. During the maturity extension period, new policy loans will not be made and premium payments will not be accepted unless required to prevent lapse. Although the Agreement extends the maturity date of the Policy, it does not extend the maturity or termination date of other agreements and riders attached to the Policy. The cost of insurance charge for this Agreement is based on the attained age, gender (in some states) and rate class of the insured. The cost of insurance rates for this Agreement, combined with the cost of insurance rates in the Policy, will not exceed the rates shown in the Additional Policy Specifications section of the Policy. This Agreement can be elected at any time prior to age 90 of the younger insured. This benefit is subject to the provisions in the Agreement.

RETURN OF PREMIUM SUPPLEMENTAL TERM INSURANCE AGREEMENT


          This Agreement provides term insurance equivalent to the sum of all premiums paid under the Policy up to the most recent monthly anniversary. The cost of insurance charges for the Agreement include the cost of insurance charges for the term insurance provided under the Agreement. The cost of insurance rates for the Agreement are based on the age, gender (in some states) and rate class of the insureds. The rates will not exceed the rates shown for the Agreement in the Additional Policy Specifications section of the Policy. You may add this Agreement to your base Policy only at the time you purchase your Policy. This Agreement is not available if you choose the Guaranteed Continuation of Policy Rider. This benefit is subject to the provisions in the Agreement.

ESTATE PRESERVATION SUPPLEMENTAL TERM INSURANCE AGREEMENT

          This Agreement provides a supplemental term insurance benefit on the death of the last insured under the Policy if the death of the last insured occurs during the first four policy years. The cost of insurance rates for the Agreement are based on the age, gender (in some states) and rate class of the insureds. The rates will not exceed the rates shown for the Agreement in the Additional Policy Specifications section of the Policy. You may add this Agreement to your base Policy only at the time you purchase your Policy. This Agreement is not available if you choose the Guaranteed Continuation of Policy Rider. This benefit is subject to the provisions in the Agreement.


TERM INSURANCE AGREEMENT


          This Agreement adds a last survivor term insurance benefit to the Policy. Under the Agreement, we will deduct the cost of insurance charges from the cash value of the Policy, and a separate charge of $0.20 per $1,000 of specified amount of insurance for the first twelve months of the Agreement. The monthly deductions under the Policy will include a cost of insurance charge for the term insurance added by the Agreement. The cost of insurance rates are based on the age, gender (in some states) and rate class of the additional insured. The cost of insurance rates for the term insurance will not exceed those shown for the Agreement in the Additional Policy Specifications in the Policy. You may add this Agreement to your base Policy only at the time you purchase your Policy. This benefit is subject to the provisions in the Agreement.

GENERAL RULES AND LIMITATIONS

          Additional rules and limitations apply to these supplemental benefits. All supplemental benefits may not be available in your state. Please ask your authorized Penn Mutual representative for further information or contact our office.

WHAT IS A POLICY LOAN?

          You may borrow up to 90% of your cash surrender value.

          Interest charged on a policy loan is 5.0% and is payable at the end of each policy year. If interest is not paid when due, it is added to the loan. A policy loan does not reduce your policy value. An amount equivalent to the loan is withdrawn from subaccounts of the Separate Account and the fixed interest option on a prorated basis (unless you designate a different withdrawal allocation when you request the loan) and is transferred to a special loan account. Amounts withdrawn from the investment options cease to participate in the investment experience of the Separate Account. The special loan account will earn interest at 4.0% (or more at our discretion). With the interest we credit to the special loan account, the net cost of the policy loan is 1.0%. After the tenth policy year, we intend to credit interest at the rate of 4.75% (which will result in a net policy loan cost of 0.25% in those years).

          You may repay all or part of a loan at any time. Upon repayment, an amount equal to the repayment will be transferred from the special loan account to the investment options you specify. If you do not specify the allocation for the repayment, the amount will be allocated in accordance with your current standing allocation instructions.

          If your Policy lapses (see WHAT PAYMENTS MUST BE PAID UNDER THE POLICY?) and you have a loan outstanding under the Policy, you may have to pay federal income tax on the amount of the loan, to the extent there is gain in the Policy. See HOW IS THE POLICY TREATED UNDER FEDERAL INCOME TAX LAW? in this prospectus.

          The amount of any loan outstanding under your Policy on the death of the last insured to die will reduce the amount of the death benefit by the amount of such loan.

          If you want a payment to us to be used as a loan repayment, you must include instructions to that effect. Otherwise, all payments will be assumed to be premium payments.

HOW CAN I WITHDRAW MONEY FROM THE POLICY?

FULL SURRENDER

          You may surrender your Policy in full at any time. If you do, we will pay you the policy value, less any policy loan outstanding and less any surrender charge that then applies. This is called your "net cash surrender value."

PARTIAL SURRENDER

          You may partially surrender your Policy for the net cash surrender value, subject to the following conditions:

          - the net cash surrender value remaining in the Policy after the partial surrender must exceed $1,000;

          - no more than four partial surrenders may be made in a policy year;

          -    each partial surrender must be at least $250;

          - a partial surrender may not be made from an investment option if the amount remaining under the option is less than $250; and

          - during the first five policy years, the partial surrender may not reduce the specified amount of insurance under your Policy to less than $200,000.


          If you elect Death Benefit Option 1 (see HOW MUCH LIFE INSURANCE DOES THE POLICY PROVIDE? in this prospectus), a partial surrender may reduce your specific amount of insurance - by the amount by which the partial surrender exceeds the difference between (a) the death benefit provided under the Policy and (b) the specified amount of insurance.

          Partial surrenders reduce the policy value and net cash surrender value by the amount of the partial surrender.

          Partial surrenders will be deducted from subaccounts of the Separate Account and the fixed account in accordance with your directions. In the absence of such direction, the partial surrender will be deducted from subaccounts and/or the fixed account on a pro-rata basis.

CAN I CHOOSE DIFFERENT PAYOUT OPTIONS UNDER THE POLICY?

CHOOSING A PAYOUT OPTION

          You may choose to receive proceeds from the Policy as a single sum. This includes proceeds that become payable because of death or full surrender. Alternatively, you can elect to have proceeds of $5,000 or more applied to any of a number of other payment options as set forth in your Policy, including payment of interest on the proceeds payable, interest income, income for a fixed period, life income, life income for guaranteed period, life income with refund period, joint and survivor life income. Periodic payments may not be less than $50 each.

CHANGING A PAYMENT OPTION

          You can change the payment option at any time before the proceeds are payable. If you have not made a choice, the payee may change the payment option within the period specified in the Policy. The person entitled to the proceeds may elect a payment option as set forth in the Policy.

TAX IMPACT OF CHOOSING A PAYMENT OPTION

          There may be tax consequences to you or your beneficiary depending upon which payment option is chosen. You should consult a qualified tax adviser before making that choice.

HOW IS THE POLICY TREATED UNDER FEDERAL INCOME TAX LAW?


          Death benefits paid under contracts that qualify as life insurance policies under federal income tax law are not subject to income tax. Investment gains credited to such policies are not subject to income tax as long as they remain in the Policy. Assuming your Policy is not treated as a "modified endowment contract" under federal income tax law, distributions from the Policy are generally treated as first the return of investments in the Policy and then, only after the return of all investment in the Policy, as distribution of taxable income. Amounts borrowed under the Policy also are not generally subject to federal income tax at the time of the borrowing. An exception to this general rule occurs in the case of a decrease in the Policy's death benefit or any other change that reduces benefits under the Policy in the first 15 years after the Policy is issued and that results in a cash distribution to the owner in order for the Policy to continue qualifying as life insurance. Such a cash distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the Policy) under rules prescribed in Section 7702 of the Internal Revenue Code of 1986, as amended (the "Code").


          To qualify as a life insurance contract under federal income tax law, your Policy must meet the definition of a life insurance contract which is set forth in Section 7702 of the Code. The manner in which Section 7702 should be applied to certain features of the Policy offered in this prospectus is not directly addressed by Section 7702 or any guidance issued to date under Section 7702. Nevertheless, Penn Mutual believes it is reasonable to conclude that the Policy will meet the Section 7702 definition of a life insurance contract. In the absence of final regulations or other pertinent interpretations of Section 7702, however, there is necessarily some uncertainty as to whether a Policy will meet the statutory life insurance contract definition, particularly if it insures a substandard risk. If a Policy were determined not to be a life insurance contract for purposes of Section 7702, such contract would not provide most of the tax advantages normally provided by a life insurance contract.

          If it is subsequently determined that the Policy does not satisfy
Section 7702, we may take whatever steps that are appropriate and reasonable to comply with Section 7702. For these reasons, we reserve the right to restrict policy transactions as necessary to attempt to qualify it as a life insurance contract under Section 7702.

          Section 817(h) of the Code requires that the investments of each subaccount of the Separate Account must be "adequately diversified" in accordance with Treasury regulations in order for the Policy to qualify as a life insurance contract under Section 7702 of the Code (discussed above). The Separate Account, through the funds, intends to comply with the diversification requirements prescribed in Treas. Reg. Section 1.817-5, which affect how the funds' assets are to be invested. Penn Mutual believes that the Separate Account will thus meet the diversification requirement, and Penn Mutual will monitor continued compliance with this requirement.


          The IRS has stated in published rulings that a variable life insurance policy owner will be considered the owner of the related separate account assets if the policy owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the policy owner is considered the owner of separate account assets, income and gain from the assets would be includable in the policy owner's gross income. The treasury department has indicated that in regulations or revenue rulings under section 817(d), (relating to the definition of a variable life insurance policy), it will provide guidance on the extent to which policy owners may direct their investments to particular subaccounts without being treated as owners of the underlying shares. The Internal Revenue Service ("IRS") has issued Revenue Ruling 2003-91 in which it ruled that the ability to choose among 20 subaccounts and make not more than one transfer per month without charge did not result in the owner of a policy being treated as the owner of the assets in the subaccount under the investment control doctrine.



          The ownership rights under the Policies are similar to, but different in certain respects from, those described by the IRS in Revenue Ruling 2003-91 and other rulings in which it was determined that policy owners were not owners of the subaccount assets. Although we do not believe this to be the case, these differences could result in Policy owners being treated as the owners of the assets of the subaccounts under the Policies. We, therefore, reserve the right to modify the Policies as necessary to attempt to prevent the owners of the Policies from being considered the owners of a pro rata share of the assets of the subaccounts under the Policies. In addition, it is possible that when regulations or additional rulings are issued, the policies may need to be modified to comply with them.


IRC QUALIFICATION


          your policy will be treated as a life insurance contract under federal income tax law if it passes either one or the other of two tests -- a cash value accumulation test or a guideline premium/cash value corridor test. At the time of issuance of the Policy, you choose which test you want to be applied. It may not thereafter be changed. If you do not choose the test to be applied to your Policy, the Guideline Premium/Cash Value Corridor Test will be applied.



          - Cash Value Accumulation Test - Under the terms of the Policy, the policy value may not at any time exceed the net single premium cost (at any such time) for the benefits promised under the Policy.

          - Guideline Premium/Cash Value Corridor Test - the Policy must at all times satisfy a guideline premium requirement and a cash value corridor requirement. Under the guideline premium requirement, the sum of the premiums paid under the Policy may not at any time exceed the greater of the guideline single premium or the sum of the guideline level premiums, for the benefits promised under the Policy. Under the cash value corridor requirement, the death benefit at any time must be equal to or greater than the applicable percentage of policy value specified in the Internal Revenue Code.



          The Cash Value Accumulation Test does not limit the amount of premiums that may be paid under the Policy. If you desire to pay premiums in excess of those permitted under the Guideline Premium/Cash Value Corridor Test, you should consider electing to have your Policy qualify under the Cash Value Accumulation Test. However, any premium that would increase the net amount at risk is subject to evidence of insurability satisfactory to us. Required increases in the minimum death benefit due to growth in the Policy value will generally be greater under the Cash Value Accumulation test than under the Guideline Premium/Cash Value Corridor Test.



          The Guideline Premium/Cash Value Corridor Test limits the amount of premium that may be paid under the Policy. If you do not desire to pay premiums in excess of those permitted under Guideline Premium/Cash Value Corridor Test limitations, you should consider electing to have your Policy qualify under the Guideline Premium/Cash Value Corridor Test.


MODIFIED ENDOWMENT CONTRACTS

          The Internal Revenue Code establishes a class of life insurance contracts designated as "modified endowment contracts," which applies to Policies entered into or materially changed after June 20, 1988.

          Due to the Policy's flexibility, classification as a modified endowment contract will depend on the individual circumstances of each Policy. In general, a Policy will be a modified endowment contract if the accumulated premiums paid at any time during the first seven policy years exceeds the sum of the net level premiums which would have been paid on or before such time if the Policy provided for paid-up future benefits after the payment of seven level annual premiums. The determination of whether a Policy will be a modified endowment contract after a material change generally depends upon the relationship of the death benefit and policy value at the time of such change and the additional premiums paid in the seven years following the material change. At the time a premium is credited which would cause the Policy to become a modified endowment contract, we will notify you that unless a refund of the excess premium (with interest) is requested, your Policy will become a modified endowment contract. You will have 30 days after receiving such notification to request the refund.

          All Policies that we or our affiliate issues to the same owner during any calendar year, which are treated as modified endowment contracts, are treated as one modified endowment contract for purposes of determining the amount includable in the gross income under Section 72(e) of the Code.

          The rules relating to whether your Policy will be treated as a modified endowment contract are complex and make it impracticable to adequately describe in the limited confines of this summary. Therefore, you may wish to consult with a competent advisor to determine whether a policy transaction will cause the Policy to be treated as a modified endowment contract.

          Policies classified as a modified endowment contract will be subject to the following tax rules. First, all distributions, including distributions upon surrender and partial withdrawals from such a Policy are treated as ordinary income subject to tax up to the amount equal to the excess (if any) of the policy value immediately before the distribution over the investment in the Policy (described below) at such time. Second, loans taken from or secured by, such a Policy are treated as distributions from such a Policy and taxed accordingly. Past due loan interest that is added to the loan amount will be treated as a loan. Third, a 10 percent additional income tax is imposed on the portion of any distribution from, or loan taken from or secured by such a Policy that is included in income except where the distribution or loan is made on or after the owner attains age 59 1/2, is attributable to the owner's becoming totally and permanently disabled, or is part of a series of substantially equal periodic payments for the life (or life expectancy) of the owner or the joint lives (or joint life expectancies) of the owner and the owner's Beneficiary.

POLICY LOAN INTEREST

          Generally, personal interest paid on a loan under a Policy which is owned by an individual is not deductible. In addition, interest on any loan under a Policy owned by a taxpayer and covering the life of any individual will generally not be tax deductible. The deduction of interest on policy loans may also be subject to the restrictions of Section 264 of the Code. An owner should consult a tax adviser before deducting any interest paid in respect of a policy loan.

INVESTMENT IN THE POLICY

          Investment in your Policy means: (i) the aggregate amount of any premiums or other consideration paid for a Policy, minus (ii) the aggregate amount received under the Policy which is excluded from gross income of the owner (except that the amount of any loan from, or secured by, a Policy that is a modified endowment contract, to the extent such amount is excluded from gross income, will be disregarded), plus (iii) the amount of any loan from, or secured by, a Policy that is a modified endowment contract to the extent that such amount is included in the gross income of the owner.

TAXATION OF POLICY SPLIT OPTION AGREEMENT


          The Policy Split Option Agreement that we offer permits a Policy to be split into two other life policies upon the occurrence of a divorce of the joint insureds or certain changes in federal estate tax law. A Policy split could have adverse tax consequences. For example, it is not clear whether a Policy split will be treated as a nontaxable exchange under Sections 1031, 1035 or 1041 of the Code. If a Policy split is not treated as a nontaxable exchange, a split could result in the recognition of taxable income in an amount up to any gain in the Policy at the time of the split. In addition, it is not clear whether, in all circumstances, the individual policies that result from a Policy split would be treated as life insurance contracts for federal income tax purposes and, if so treated, whether the individual contracts would be classified as modified endowment contracts. Before you exercise rights provided by the Policy split option, it is important that you consult with a competent tax advisor regarding the possible tax consequences of a Policy split.



TAX CONSEQUENCES OF THE GUARANTEED OPTION TO EXTEND MATURITY DATE


          The Option to Extend Maturity Date that we offer allows the policy owner to extend the original maturity date by 20 years. An extension of maturity could have adverse tax consequences. Before you exercise your rights under this option, you should consult with a competent tax advisor regarding the possible tax consequences of an extension of maturity.

OTHER TAX CONSIDERATIONS

          The transfer of your Policy or the designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate and generation-skipping transfer taxes. For example, the transfer of the Policy to, or the designation as beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation of the owner, may have generation skipping transfer tax considerations under Section 2601 of the Code.

          The individual situation of each owner or beneficiary will determine the extent, if any, to which federal, state and local transfer taxes may be imposed. Consult with your tax adviser for specific information in connection with these taxes.


          The foregoing is a summary of the federal income tax considerations associated with the Policy and does not purport to cover all possible situations. The summary is based on our understanding of the present federal income tax laws as they are currently interpreted by the IRS. The summary is not intended as tax advice. No representation is made as to the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS.


ARE THERE OTHER CHARGES THAT PENN MUTUAL COULD DEDUCT IN THE FUTURE?

          We currently make no charge against policy values to pay federal income taxes on investment gains. However, we reserve the right to do so in the event there is a change in the tax laws. We currently do not expect that any such charge will be necessary.

          Under current laws, we may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, we reserve the right to make such deductions for such taxes.

HOW DO I COMMUNICATE WITH PENN MUTUAL?

GENERAL RULES

          You may mail all checks and money orders for premium payments to The Penn Mutual Life Insurance Company, Payment Processing Center, P.O. Box 7460, Philadelphia, Pennsylvania, 19101-7460, or express all checks and money orders to The Penn Mutual Life Insurance Company, Payment Processing Center, L/B 7460, Route 38 & East Gate Drive, Moorestown, NJ 08057.

          Certain requests pertaining to your Policy must be made in writing and be signed and dated by you. They include the following:

          - policy loans in excess of $25,000, and full and partial surrenders;

          -    change of death benefit option;

          -    changes in specified amount of insurance;

          -    change of beneficiary;

          -    election of payment option for policy proceeds;

          -    tax withholding elections; and

          -    grant of telephone transaction privilege to a third party.

          You should mail or express these requests to our office. You should also send notice of the insured person's death and related documentation to our office. Communications are not treated as "received" until such time as they have arrived at our office in proper form. Any communication that arrives after the close of our business day, or on a day that is not a business day, will be considered "received" by us on the next following business day. Our business day currently ends at 5:00 p.m. Eastern Time, but special circumstances (such as suspension of trading on a major exchange) may dictate an earlier closing time.

          We have special forms that must be used for a number of the requests mentioned above. You can obtain these forms from your Penn Mutual representative or by calling our office at 800-523-0650. Each communication to us must include your name, your policy number and the name of the insured person. We cannot process any request that does not include this required information.

TELEPHONE TRANSACTIONS


          You or the agent of record (pursuant to your instructions) may request transfers among investment options and may change allocations of future premium payments by calling our office. In addition, if you complete a special authorization form, you may authorize a third person, other than the agent of record, to act on your behalf in giving us telephone transfer instructions. We will not be liable for following transfer instructions, including instructions from the agent of record, communicated by telephone that we reasonably believe to be genuine. We also reserve the right to suspend or terminate the privilege altogether at any time. We may require certain identifying information to process a telephone transfer.


WHAT IS THE TIMING OF TRANSACTIONS UNDER THE POLICY?


          Planned premium payments and unplanned premium payments which do not require evaluation of additional insurance risk will be credited to the Policy and the net premium will be allocated to the subaccounts of the Separate Account based on values at the end of the valuation period in which we receive the payment. A valuation period is the same as the valuation period of the shares of the funds held in subaccounts of the Separate Account. Loan, partial surrender and full surrender transactions will be based on values at the end of the valuation period in which we receive all required instructions and necessary documentation. In order to receive a day's closing price, instructions sent by facsimile transmission must be received by our fax server prior to the close of regular trading on that day. Telephone instructions must be received in full, containing all required information and confirmed back to the caller prior to the close of regular trading in order to receive that day's closing price. Death benefits will be based on values as of the date of death.


          We will ordinarily pay the death benefit, loan proceeds and partial or full surrender proceeds, within seven days after receipt at our office of all the documents required for completion of the transaction.

          We may defer making a payment or transfer from a variable account investment option if (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists; or (2) the SEC by order permits postponement of payment to protect our policy owners.

          We may also defer making a payment or transfer from the fixed interest option for up to six months from the date we receive the written request. However, we will not defer payment of a partial surrender or policy loan requested to pay a premium due on a Penn Mutual Policy. If a payment from the fixed interest option is deferred for 30 days or more, it will bear interest at a rate of 3.0% per year compounded annually while it is deferred.

HOW DOES PENN MUTUAL COMMUNICATE WITH ME?

          At least once each year we will send a report to you showing your current policy values, premiums paid and deductions made since the last report, any outstanding policy loans, and any additional premiums permitted under your Policy. We will also send to you an annual and a semi-annual report for each Fund underlying a subaccount to which you have allocated your policy value, as required by the 1940 Act. In addition, when you pay premiums, or if you borrow money under your Policy, transfer amounts among the investment options or make partial surrenders, we will send a written confirmation to you. Information on Dollar Cost Averaging, Automatic Asset Rebalancing, and pre-authorized check payments will be confirmed on a quarterly statement.

DO I HAVE THE RIGHT TO CANCEL THE POLICY?

          You have the right to cancel your Policy within 10 days after you receive it or within 45 days after you signed your application (or longer in some states). This is referred to as the "free look" period. To cancel your Policy, simply deliver or mail the Policy to our office or to our representative who delivered the Policy to you.

          In most states, you will receive a refund of your policy value as of the date of cancellation plus the premium charge and the monthly deductions. The date of cancellation will be the date we receive the Policy.

          In some states, you will receive a refund of any premiums you have paid. In these states money held under your Policy will be allocated to the Penn Series Money Market Fund subaccount during the "free look" period. At the end of the period, the money will be transferred to the investment options you have chosen.

                     THE PENN MUTUAL LIFE INSURANCE COMPANY

          Penn Mutual is a Pennsylvania mutual life insurance company. We were chartered in 1847 and have been continuously engaged in the life insurance business since that date. We issue and sell life insurance and annuities in all 50 states and the District of Columbia. Our corporate headquarters are located at 600 Dresher Road, Horsham, Pennsylvania, 19044, a suburb of Philadelphia. Our mailing address is The Penn Mutual Life Insurance Company, Philadelphia, Pennsylvania, 19172.

                       PENN MUTUAL VARIABLE LIFE ACCOUNT I

          We established Penn Mutual Variable Life Account I (the "Separate Account") as a separate investment account under Pennsylvania law on January 27, 1987. The Separate Account is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and qualifies as a "separate account" within the meaning of the federal securities laws.

          Net premiums received under the Policy and under other variable life insurance policies are allocated to subaccounts of the Separate Account for investment in investment funds. They are allocated in accordance with instructions from policy owners.

          Income, gains and losses, realized or unrealized, in a subaccount are credited or charged without regard to any other income, gains or losses of Penn Mutual. Assets equal to the reserves and other contract liabilities with respect to the investments held in each subaccount are not chargeable with liabilities arising out of any other business or account of Penn Mutual. If the assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits provided under the Policies.

          If investment in shares of a fund should no longer be possible or, if in our judgment, becomes inappropriate to the purposes of the Policies, or, if in our judgment, investment in another fund is in the interest of owners, we may substitute another fund. No substitution may take place without notice to owners and prior approval of the SEC and insurance regulatory authorities, to the extent required by the 1940 Act and applicable law.

                      VOTING SHARES OF THE INVESTMENT FUNDS

          We are the legal owner of shares of the funds and as such have the right to vote on all matters submitted to shareholders of the funds. However, as required by law, we will vote shares held in the Separate Account at meetings of shareholders of the funds in accordance with instructions received from owners. Should the applicable federal securities laws, regulations or interpretations thereof change so as to permit us to vote shares of the funds in our own right, we may elect to do so.

          To obtain voting instructions from owners, before a meeting we will send owners voting instruction material, a voting instruction form and any other related material. The number of shares for which an owner may give voting instructions is currently determined by dividing the portion of the owner's policy value allocated to the Separate Account by the net asset value of one share of the applicable fund. Fractional votes will be counted. The number of votes for which an owner may give instructions will be determined as of a date chosen by Penn Mutual but not more than 90 days prior to the meeting of shareholders. Shares for which no timely instructions are received will be voted by Penn Mutual in the same proportion as those shares for which voting instructions are received.

          We may, if required by state insurance officials, disregard owner voting instructions if such instructions would require shares to be voted so as to cause a change in sub-classification or investment objectives of one or more of the funds, or to approve or disapprove an investment advisory agreement. In addition, we may under certain circumstances disregard voting instructions that would require changes in the investment policy or investment adviser of one or more of the funds, provided that we reasonably disapprove of such changes in accordance with applicable federal regulations. If we ever disregard voting instructions, we will advise owners of that action and of our reasons for such action in the next semiannual report. Finally, we reserve the right to modify the manner in which we calculate the weight to be given to pass-through voting instructions where such a change is necessary to comply with current federal regulations or the current interpretation thereof.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

          PricewaterhouseCoopers LLP serves as independent registered public accounting firm for Penn Mutual and the Separate Account. Their offices are located at 2001 Market Street, Suite 1700, Philadelphia, PA 19103.

                                  LEGAL MATTERS

          Morgan, Lewis & Bockius LLP of Philadelphia, Pennsylvania, has provided advice on certain matters relating to the federal securities laws and the offering of the Policies.

                            DISTRIBUTION ARRANGEMENTS

          Penn Mutual has a distribution agreement with Hornor, Townsend & Kent, Inc. ("HTK") to act as principal underwriter for the distribution and sale of the Policies. HTK is affiliated with Penn Mutual and is located at 600 Dresher Road, suite C1C, in Horsham, Pennsylvania, 19044. HTK sells the Policies through its sales representatives. HTK has also entered into selling agreements with other broker-dealers who in turn sell the Policies through their sales representatives. HTK is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").


          Penn Mutual enters into selling agreements with HTK and other broker-dealers whose registered representatives are authorized by state insurance and securities departments to solicit applications for the Policies. Sales and renewal compensation are paid to these broker-dealers for soliciting applications as premium-based commission, asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two. Registered representatives may be paid commissions on Policies they sell in amounts up to 50% of first year premiums of sales, 3% on premiums paid during the second through fifteenth policy years, and 2% on premiums paid after the first fifteen policy years. In lieu of the renewal commissions just described, registered representatives can opt to receive 1% of premiums paid during the second through tenth policy years, 0% of the premiums paid after the first ten policy years, and an asset-based commission equivalent to an annualized rate of 0.10% of gross policy value during the second through tenth policy years, and a 0.25% of gross policy value after the first ten policy years.


          In addition to or partially in lieu of commission, Penn Mutual may also make override payments and pay expense allowances and reimbursements, bonuses, wholesaler fees, and training and marketing allowances. Such payments may offset broker-dealer expenses in connection with activities they are required to perform, such as educating personnel and maintaining records. Registered representatives may also receive non-cash compensation such as expense-paid educational or training seminars involving travel within and outside the U.S. or promotional merchandise.

          Such additional compensation may give Penn Mutual greater access to registered representatives of the broker-dealers that receive such compensation. While this greater access provides the opportunity for training and other educational programs so that your registered representative may serve you better, this additional compensation also may afford Penn Mutual a "preferred" status at the recipient broker-dealer (along with other product vendors that provide similar support) and offer some other marketing benefit such as website placement, access to registered representative lists, extra marketing assistance, or other heightened visibility and access to the broker-dealer's sales force that otherwise influences the way that the broker-dealer and the registered representative market the Policies.

          Finally, within certain limits imposed by the NASD, registered representatives who are associated with HTK, as a Penn Mutual broker-dealer affiliate, may qualify for sales incentive programs and other benefits sponsored by Penn Mutual. These HTK registered representatives are also agents of Penn Mutual and upon achievement of specified annual sales goals may be eligible for compensation in addition to the amounts stated above, including bonuses, fringe benefits, financing arrangements, conferences, trips, prizes and awards.

          All of the compensation described in this section, and other compensation or benefits provided by Penn Mutual or its affiliates, may be more or less than the overall compensation on similar or other products and may influence your registered representative or broker-dealer to present this Policy rather than other investment options.

          Individual registered representatives typically receive a portion of the compensation that is paid to the broker-dealer in connection with the Policy, depending on the agreement between the registered representative and their broker-dealer firm. Penn Mutual is not involved in determining that compensation arrangement, which may present its own incentives or conflicts. You may ask your registered representative how he/she will be compensated for the transaction.

                              FINANCIAL STATEMENTS


          The financial statements of the Separate Account and the consolidated financial statements of Penn Mutual appear in a statement of additional information, which may be obtained from The Penn Mutual Life Insurance Company,
Attn: SAI request, Philadelphia, PA, 19172. Or you can call toll-free at 1-800-523-0650. The consolidated financial statements of Penn Mutual should be distinguished from any financial statements of the Separate Account and should be considered only as bearing upon Penn Mutual's ability to meet its obligations under the Policies.

APPENDIX A


                     SAMPLE MINIMUM INITIAL ANNUAL PREMIUMS


          The following table shows for insureds of varying ages, the minimum initial annual premium for a Policy with a Basic death benefit of $1,000,000. This table assumes the insureds will be placed in a nonsmoker class and that no supplemental benefits will be added to the base Policy.

AGE OF MALE   AGE OF FEMALE   MINIMUM INITIAL ANNUAL PREMIUM
-----------   -------------   ------------------------------
     35            35                     $2,517
     40            45                     $3,100
     45            45                     $3,170
     50            45                     $3,250
     55            45                     $3,351
     55            55                     $4,175
     60            58                     $4,678
     65            70                     $8,169
     70            62                     $7,218

APPENDIX B

     ADMINISTRATIVE SURRENDER CHARGES PER $1,000 OF INITIAL SPECIFIED AMOUNT

ATTAINED AGE OF YOUNGER   CHARGE PER EACH $1,000 OF
INSURED ON POLICY DATE     INITIAL SPECIFIED AMOUNT
-----------------------   -------------------------
         20-29                      $ 6.00
         30-39                      $ 8.00
         40-49                      $10.00
         50-59                      $12.00
        60-over                     $14.00

        SAMPLE SURRENDER CHARGE PREMIUMS FOR $1,000,000 SPECIFIED AMOUNT
                          (NS = NONSMOKER; S = SMOKER)

AGE OF   SMOKING   AGE OF   SMOKING   MAXIMUM SURRENDER
 MALE     STATUS   FEMALE   STATUS     CHARGE PREMIUM
------   -------   ------   -------   -----------------
  50        NS       45       NS           $ 9,254.00
  65        NS       65       NS           $29,399.00
  55        S        55        S           $16,280.00
  55        S        45       NS           $10,392.00
  45        NS       45        S           $ 9,040.00
  35        NS       35       NS           $ 5,364.00
  70        NS       62        S           $25,370.00
  40        S        45        S           $ 9,044.00
  65        S        70       NS           $31,204.00
  60        NS       58       NS           $16,885.00

APPENDIX C

                      POLICIES ISSUED TO NEW YORK RESIDENTS

                                 Premium Charge

Policy Year   % of Premium Charge
-----------   -------------------
  1 - 15             7.5%
    16+              5.5%

                        Mortality and Expense Risk Charge

Policy Years 1 - 15 -- 0.90% annually
Policy Years 16+    -- 0.60% annually

                                Surrender Charge

     For Policies issued to New York residents, the surrender charge declines during the 6th through the 14th policy years so that no surrender charge is deductible during the 15th and later policy years. The surrender factors used to calculate the surrender charge for such Policies are as follows:

                    SURRENDER FACTOR
SURRENDER DURING   APPLIED TO (C) IN
  POLICY YEAR       FORMULA ON PAGE
----------------   -----------------
1st through 5th           1.00
      6th                  .90
      7th                  .80
      8th                  .70
      9th                  .60
      10th                 .50
      11th                 .40
      12th                 .30
      13th                 .20
      14th                 .10
      15th                 .00

APPENDIX D

                     ILLUSTRATIVE NET SINGLE PREMIUM FACTORS

     For a Policy Issued to a Male Nonsmoker, age 65, standard underwriting class and Female, Nonsmoker, age 65, standard underwriting class.

65   2.2464
66   2.1200
67   2.0406
68   1.9656
69   1.8949
70   1.8283
71   1.7657
72   1.7068
73   1.6517
74   1.6002
75   1.5523
76   1.5080
77   1.4670
78   1.4290
79   1.3940
80   1.3615
81   1.3316
82   1.3040
83   1.2787
84   1.2557
85   1.2348
86   1.2159
87   1.1987
88   1.1831
89   1.1686
90   1.1550
91   1.1421
92   1.1295
93   1.1171
94   1.1044
95   1.0913
96   1.0778
97   1.0643
98   1.0520
99   1.0321

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                       STATEMENT OF ADDITIONAL INFORMATION


          A free copy of the Statement of Additional Information ("SAI"), dated May 1, 2007, which includes financial statements of Penn Mutual and the Separate Account, and additional information on Penn Mutual, the Separate Account and the Policy, may be obtained from The Penn Mutual Life Insurance Company, Attn: SAI request, Philadelphia, PA, 19172. Or you can call toll-free at 1-800-523-0650. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.


          In addition, you can also request, free of charge, a personalized illustration of death benefits, cash surrender values and cash values by contacting The Penn Mutual Life Insurance Company, Customer Service Group, Philadelphia, PA, 19172. Or you can call toll-free at 1-800-523-0650.


          Information about the Penn Mutual Variable Life Account I, including the SAI, may be obtained from the Securities and Exchange Commission in any of the following ways: (1) in person: you may review and copy documents in the Commission's Public Reference Room in Washington, D.C. (for information call 1-202-551-8090); (2) on-line: you may retrieve information from the Commission's web site at "http://www.sec.gov"; or (3) by mail: you may request documents, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov or by writing to Securities Exchange Commission, Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-0102.


Penn Mutual Variable Life Account I's Investment Company Act registration number is 811-05006.

                                   PROSPECTUS

                                       FOR

                             VARIABLE ESTATEMAX III

   a last survivor flexible premium adjustable variable life insurance policy issued by

                     THE PENN MUTUAL LIFE INSURANCE COMPANY

                               and funded through

                       PENN MUTUAL VARIABLE LIFE ACCOUNT I

                     The Penn Mutual Life Insurance Company

                             Philadelphia, PA 19172

                                  800-523-0650

          The Policy provides life insurance on two insureds and a cash surrender value that varies with the investment performance of one or more of the funds set forth below. The Policy also provides a fixed account in which amounts may be held to accumulate interest. The life insurance (or death benefit) provided under the Policy will never be less than the amount specified in the Policy.

PENN SERIES FUNDS, INC.                                     MANAGER
   Money Market Fund                                        Independence Capital Management, Inc.
   Limited Maturity Bond Fund                               Independence Capital Management, Inc.
   Quality Bond Fund                                        Independence Capital Management, Inc.
   High Yield Bond Fund                                     T. Rowe Price Associates, Inc.
   Flexibly Managed Fund                                    T. Rowe Price Associates, Inc.
   Growth Stock Fund                                        T. Rowe Price Associates, Inc.
   Large Cap Value Fund                                     Lord, Abbett & Co. LLC
   Large Cap Growth Fund                                    ABN AMRO Asset Management, Inc.
   Index 500 Fund                                           Wells Capital Management Incorporated
   Mid Cap Growth Fund                                      Turner Investment Partners, Inc.
   Mid Cap Value Fund                                       Neuberger Berman Management Inc.
   Strategic Value Fund                                     Lord, Abbett & Co. LLC
   Small Cap Growth Fund                                    Bjurman, Barry & Associates
   Small Cap Value Fund                                     Goldman Sachs Asset Management, L.P.
   International Equity Fund                                Vontobel Asset Management, Inc.
   REIT Fund                                                Heitman Real Estate Securities LLC
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST                  MANAGER
   Balanced Portfolio                                       Neuberger Berman Management Inc.
FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND      MANAGER
   Equity-Income Portfolio                                  Fidelity Management & Research Company
   Growth Portfolio                                         Fidelity Management & Research Company
FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND II   MANAGER
   Asset Manager Portfolio                                  Fidelity Management & Research Company
VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC.        MANAGER
   Emerging Markets Equity (International) Portfolio        Van Kampen

     Please note that the Securities and Exchange Commission ("SEC") has not approved or disapproved these securities, or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


                                   May 1, 2007

                        GUIDE TO READING THIS PROSPECTUS

          This prospectus contains information that you should know before you buy the Policy or exercise any of your rights under the Policy. The purpose of this prospectus is to provide information on the essential features and provisions of the Policy and the investment options available under the Policy. Your rights and obligations under the Policy are determined by the language of the Policy itself. When you receive your Policy, read it carefully.

          The prospectus is arranged as follows:

          - Pages 3 to 4 provide a summary of the benefits and risks of the Policy.

          - Pages 5 to 12 provide tables showing fees and charges under the Policy.


          - Pages 12 to 15 provide tables showing fees and expenses of the funds underlying the Policy.



          - Pages 16 to 41 provide additional information about the Policy, in question and answer format.



          - Pages 41 to 44 provide information about The Penn Mutual Life Insurance Company ("Penn Mutual"), Penn Mutual Variable Life Account I (the "Separate Account") and the underlying investment funds in which Policy reserves may be allocated.


          - Appendices A, B, C and D, which are at the end of the prospectus and are referred to in the answers to questions about the Policy, provide specific information and examples to help you understand how the Policy works.

                                   **********

The prospectuses of the funds that accompany this prospectus contain important information that you should know about the investments that may be made under the Policy. You should read the relevant prospectus(es) carefully before you invest.

                 SUMMARY OF THE BENEFITS AND RISKS OF THE POLICY

          The following is a summary of the benefits and the risks of the Policy. Please read the entire Prospectus before you invest.

BENEFIT SUMMARY

          The Policy provides life insurance on two persons that you name. The value of your Policy will increase or decrease based upon the performance of the investment options you choose. The death benefit may also increase or decrease based on investment performance. In addition, the Policy allows you to allocate a part of your policy value to a fixed interest option where the value will accumulate interest.

          DEATH BENEFIT - While the Policy is in effect, we will pay the beneficiary the death benefit less the amount of any outstanding loan when the last insured dies. We offer two different types of death benefit options under the Policy. You choose which one you want in the application.

          PREMIUM FLEXIBILITY - Amounts you pay to us under your Policy are called "premiums" or "premium payments." Within limits, you can make premium payments when you wish. That is why the Policy is called a "flexible premium" Policy. Additional premiums may be paid in any amount and at any time. A premium must be at least $25.

          FREE LOOK PERIOD - You have the right to cancel your Policy within 10 days after you receive it (or longer in some states). This is referred to as the "free look" period. To cancel your Policy, simply deliver or mail the Policy to our office or to our representative who delivered the Policy to you.

          FIVE YEAR NO-LAPSE FEATURE - Your Policy will remain in force during the first five policy years, regardless of investment performance and your net cash surrender value, if the total premiums you have paid, less any partial surrenders you made, equal or exceeds the "no-lapse premium" specified in your Policy, multiplied by the number of months the Policy has been in force.

          INVESTMENT OPTIONS - The Policy allows you to allocate your policy value to 21 different investment options.

          FIXED INTEREST OPTION - In addition to the 21 investment options, the Policy allows you to allocate your policy value to a fixed interest account. The amount you allocate to the fixed interest account will earn interest at a rate we declare from time to time. We guarantee that this rate will be at least 3.0%.

          TRANSFERS - Within limitations, you may transfer investment amounts from one investment account to another, and to and from the fixed interest option. In addition, the Policy offers three automated transfer programs - two dollar cost averaging programs and one asset rebalancing program.

          LOANS - You may take a loan on your Policy. You may borrow up to 95% of your cash surrender value. The minimum amount you may borrow is $250. Interest charged on a policy loan is 4.0% and is payable at the end of each policy year. You may repay all or part of a loan at any time.

          SURRENDERS AND WITHDRAWALS - You may surrender your Policy in full at any time. If you do, we will pay you the Policy value, less any Policy loan outstanding and less any surrender charge that then applies (if any). This is called your "net cash surrender value." In addition, you may partially surrender your Policy for the net cash surrender value.

          TAXES - Death benefits paid under life insurance policies are not subject to income tax. Investment gains from your Policy are not taxed as long as the gains remain in the Policy. If the Policy is not treated as a "modified endowment contract" under federal income tax law, depending on the policy year when the distribution is made, distributions from the Policy may be treated first as the return of investments in the Policy and then, only after the return of all investment in the Policy, as distribution of taxable income.

          RIDERS - For an additional charge, Penn Mutual offers supplemental benefit riders that may be added to your Policy. If any of these riders are added, monthly charges for the supplemental benefits will be deducted from your policy value as part of the monthly deduction.

RISK SUMMARY


          SUITABILITY - The Policy is designed to provide life insurance and should be used in conjunction with long-term financial planning. The POLICY is not suitable as a short-term savings vehicle. You will pay a surrender charge should you surrender your Policy within the first 14 policy years.


          INVESTMENT PERFORMANCE - The value of your Policy, which is invested in underlying investment funds, will vary with the investment performance of the funds. There is risk that the investment performance of the funds that you select may be unfavorable or may not perform up to your expectations, which may decrease the value of your net cash surrender value. A comprehensive discussion of the investment risks of each of the investment funds may be found in the prospectus for each of the funds. Before allocating money to a fund, please read the prospectus for the fund carefully.

          LAPSE - Your Policy may terminate, or "lapse," if the net cash surrender value of the Policy is not sufficient to pay policy charges (including payment of interest on any loan that may be outstanding under the Policy), the five year no-lapse feature is not in effect, and you do not make additional premium payments necessary to keep the Policy in force. We will notify you of how much premium you will need to pay to keep the Policy in force. Subject to certain conditions, if the Policy terminates, you can apply to reinstate it within five years from the beginning of the grace period if both insureds are alive or if one of the insureds died prior to the lapse.

          ACCESS TO CASH VALUE - If you fully surrender your Policy for cash within the first 14 policy years or within 14 years of an increase in the specified amount of insurance, you will incur a surrender charge at a rate specified for the year of surrender. Also, a partial surrender of your Policy for cash will be subject to an administrative charge. In addition, any increase to your specified amount will have a 14 year surrender charge schedule attached to it.

          TAXES - The federal income tax law that applies to life insurance companies and to the Policy is complex and subject to change. Changes in the law could adversely affect the current tax advantages of purchasing the Policy. The information in this prospectus is based on our understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service. We reserve the right to make changes in the Policy in the event of a change in the tax law for the purpose of preserving the current tax treatment of the Policy. You may wish to consult counsel or other competent tax adviser for more complete information.

                                   FEE TABLES

          The following tables summarize fees and expenses that a policy owner may pay when buying, owning and surrendering the Policy.(1)/ The table below describes the fees and expenses that a policy owner may pay at the time he or she buys the Policy, surrenders the Policy, or transfers cash value between investment options.


                                                           TRANSACTION FEES
------------------------------------------------------------------------------------------------------------------------------------
                    CHARGE                              WHEN CHARGE IS DEDUCTED                         AMOUNT DEDUCTED
--------------------------------------------   -----------------------------------------   -----------------------------------------
Maximum Sales Charge (load)                    When a premium is paid during the first     27.5% of the amount of premium payments
                                               policy year.                                which do not exceed the "maximum
                                                                                           surrender charge premium,"(2/) and 1.5%
                                                                                           of the amount of premium payments above
                                                                                           the "maximum surrender charge
                                                                                           premium."(3/)

                                               When a premium is paid after the first      1.5% of premium payments.
                                               policy year.

Premium and Federal (DAC) Taxes                When a premium is paid.                     2.5% of premium payments.

Surrender Charge applies if the Policy is      When the Policy is surrendered.             90% of the lesser of (a) $25 per $1,000
surrendered within the first 14 policy                                                     of the initial specified amount of
years, or within 14 years of any increase in                                               insurance (or, increase in specified
the amount of insurance  specified in your                                                 amount of insurance), (b) total premiums
Policy.                                                                                    paid in the first policy year (or total
                                                                                           premiums paid in first twelve months
                                                                                           following an increase in specified amount
                                                                                           of insurance) and (c) the "maximum
                                                                                           surrender charge premium" (or the
                                                                                           "maximum surrender charge premium" in
                                                                                           effect on the date of an increase in
                                                                                           specified amount of insurance).(2/), (4/)

Partial Surrender Charge                       When you partially surrender your Policy.   Lesser of $25 or 2.0% of the amount
                                                                                           surrendered.

Transfer Charge

   Current Charge                              When you make a transfer.                   $0.00(5/)

   Guaranteed Maximum Charge                   When you make a transfer.                   $10.00

Loans(6/)

   Gross Interest Charge                       End of each policy year.                    Annual rate of 4.0% (before credit from
                                                                                           interest paid on collateral held in
                                                                                           special loan account).

   Net Interest Charge(7/)                     End of each policy year.                    Annual rate of 1.0% (after credit from
                                                                                           interest paid on collateral held in
                                                                                           special loan account).(8/)

----------
(1.) See WHAT ARE THE FEES AND CHARGES UNDER THE POLICY? in this prospectus for additional information.

(2.) The "maximum surrender charge premium" is determined separately for each Policy, and takes into account the individual underwriting characteristics of the insured. The "maximum surrender charge premium" is stated in each Policy.

(3.) The sales charge is currently reduced to 17.5% of premium payments that do not exceed the "maximum surrender charge premium," during the first Policy year. For Policies sold in New York, this current charge may not be increased. The "maximum surrender charge premium" is determined separately for each Policy, and takes into account the individual underwriting characteristics of the insured.

(4.) Commencing in the second Policy year (or, in the second year after an increase in specified amount of insurance) and continuing through the fourteenth policy year, (or fourteenth year after an increase in specified amount of insurance) the surrender charge gradually decreases each year, after which there is no longer a charge.

(5.) No transaction fee is currently imposed for making a transfer among investment funds and/or the fixed interest option. We reserve the right to impose a $10 fee in the future on any transfer that exceeds twelve transfers in a policy year (except in the case of transfers of $5,000,000 or more).

(6.) You may borrow up to 95% of your cash surrender value. The minimum amount you may borrow is $250. An amount equivalent to the loan is withdrawn from subaccounts of the Separate Account and the fixed interest option on a prorated basis (unless you designate a different withdrawal application when you request the loan) and is transferred to a special loan account as collateral for the loan. See WHAT IS A POLICY LOAN? in this prospectus for additional information about policy loans.

(7.) "Net Interest Charge" means the difference between the amount of interest we charge on the loan and the amount of interest we credit to your Policy in the special loan account.

(8.) The special loan account is guaranteed to earn interest at 3.0% during the first ten policy years and 3.75% thereafter (4.0% thereafter in New York). On a guaranteed basis, the Net Interest Charge during the first ten policy years is 1.0% and 0.25% thereafter (0.0% thereafter in New York). The special loan account currently earns interest at 3.0% during the first ten policy years and 4.0% thereafter. On a current basis, the Net Interest Charge during the first ten policy years is 1.0% and 0.0% thereafter.

          The next table describes charges that a policy owner may pay periodically during the time the Policy is owned. The charges do not include fee and expenses incurred by the funds that serve as investment options under the Policy.


                                                      PERIODIC CHARGES UNDER THE POLICY
                                       NOT INCLUDING OPERATING EXPENSES OF UNDERLYING INVESTMENT FUNDS
------------------------------------------------------------------------------------------------------------------------------------
               POLICY CHARGES                           WHEN CHARGE IS DEDUCTED                         AMOUNT DEDUCTED
--------------------------------------------   -----------------------------------------   -----------------------------------------
Cost of Insurance Charges:(1/)

   Current Charges                             Monthly                                     Minimum of $0.00002 to maximum of
                                                                                           $43.7667, per $1,000 of net amount at
                                                                                           risk.

Guaranteed Maximum Charges                     Monthly                                     Minimum of $0.00008 to maximum of
                                                                                           $83.33333, per $1,000 of net amount at
                                                                                           risk.

                                                      PERIODIC CHARGES UNDER THE POLICY
                                       NOT INCLUDING OPERATING EXPENSES OF UNDERLYING INVESTMENT FUNDS
------------------------------------------------------------------------------------------------------------------------------------
               POLICY CHARGES                           WHEN CHARGE IS DEDUCTED                         AMOUNT DEDUCTED
--------------------------------------------   -----------------------------------------   -----------------------------------------
   Charge for a representative non-tobacco
   male insured, age 65 and non-tobacco
   female insured, age 65

      Current Charges                          Monthly                                     $0.01500 per $1,000 of net amount at
                                                                                           risk.

      Guaranteed Maximum Charges               Monthly                                     $0.02385 per $1,000 of net amount at
                                                                                           risk.

Mortality and Expense Risk Charge:

   Mortality and Expense Risk Face Amount      Monthly                                     For the first 120 months following policy
   Charge                                                                                  date, the charges range from a minimum of
                                                                                           $0.14 per $1,000 of initial specified
                                                                                           amount of insurance when the average
                                                                                           issue age of the insureds is 20 or under,
                                                                                           up to a maximum of $0.39 per $1,000 of
                                                                                           initial specified amount of insurance
                                                                                           when the average issue age of the
                                                                                           insureds is 83. A similar charge applies
                                                                                           to an increase in the specified amount of
                                                                                           insurance, for the first 120 months
                                                                                           following the increase.(2/)

   Charge for a representative non-tobacco
   male insured, age 65 and non-tobacco
   female insured, age 65

      Current Charges                          Monthly                                     $0.22 per $1,000 of initial specified
                                                                                           amount of insurance.

      Guaranteed Maximum Charges               Monthly                                     $0.32 per $1,000 of initial specified
                                                                                           amount of insurance.

   Mortality and Expense Risk Asset Value      Monthly
   Charge                                                                                  An annual effective rate of 0.90% of the
                                                                                           policy value for the first ten years and
                                                                                           an annual effective rate of 0.35% of the
                                                                                           policy value thereafter.(3/)

Administrative Fees:                           Monthly                                     $50.00 in the first policy year and
                                                                                           $15 thereafter.


----------
(1.) The cost of insurance charges under the Policies vary depending on the individual circumstances of the insured, such as sex, age and risk classification. The charges also vary depending on the amount of insurance specified in the Policy and the policy year in which the charge is deducted. The table shows the lowest and the highest cost of insurance charges for an insured, based on our current rates and on guaranteed maximum rates for individuals in standard risk classifications. The table also shows the cost of insurance charges under a Policy issued to an individual who is representative of individuals we insure. Your Policy will state the guaranteed maximum cost of insurance charges. More detailed information concerning your cost of insurance charges is available from our administrative offices upon request. Also, before you purchase the Policy, we will provide you with hypothetical illustrations of policy values based upon the insured's age and risk classification, the death benefit option selected, the amount of insurance specified in the Policy, planned periodic premiums, and riders requested. The net amount at risk referred to in the tables is based upon the difference between the current death benefit provided under the Policy and the current value of Policy. For additional information on cost of insurance charges, see WHAT ARE THE FEES AND CHARGES UNDER THE POLICY? - MONTHLY DEDUCTIONS - COST OF INSURANCE in this prospectus.

2. The mortality and expense risk face amount charges are currently reduced. For the first 120 months following policy date, the charges range from a minimum of $0.04 per $1,000 of initial specified amount of insurance when the average issue age of the insureds is 20 or under, up to a maximum of $0.29 per $1,000 of initial specified amount of insurance when the average issue age of the insureds is 83. A similar charge applies to an increase in the specified amount of insurance, for the first 120 months following the increase.

3. The charge is currently reduced to an annual effective rate of 0.60% of the policy value for the first ten years and an annual effective rate of 0.05% of the policy value thereafter.

          The next table describes charges that a policy owner may pay periodically for various Optional Supplemental Benefit Riders to the Policy. They are in addition to the charges applicable under the base Policy. The charges do not include fees and expenses incurred by the funds that serve as investment options under the Policy.


                            PERIODIC CHARGES UNDER OPTIONAL SUPPLEMENTAL BENEFIT RIDERS
                          NOT INCLUDING OPERATING EXPENSES OF UNDERLYING INVESTMENT FUNDS
------------------------------------------------------------------------------------------------------------------
                                               WHEN CHARGE IS
     SUPPLEMENTAL BENEFIT RIDER/CHARGES           DEDUCTED                        AMOUNT DEDUCTED
--------------------------------------------   --------------   --------------------------------------------------
1.  POLICY SPLIT OPTION AGREEMENT:

Cost of Insurance Charges(1/)

    Current Charges                            Monthly          No charge.

    Guaranteed Maximum Charges                 Monthly          No charge.

2.  ENHANCED POLICY SPLIT OPTION AGREEMENT:

    Current Charges                            Monthly          No charge.

    Guaranteed Maximum Charges                 Monthly          No charge.

3.  ESTATE GROWTH AGREEMENT - AUTOMATIC
    INCREASES IN SPECIFIED AMOUNT:

Cost of Insurance Charges(1)/

    Current Charges                            Monthly          Minimum of $0.00001 to maximum of $43.7667, per
                                                                $1,000 of estate growth benefit.

    Guaranteed Maximum Charges                 Monthly          Minimum of $0.00008 to maximum of $83.33333, per
                                                                $1,000 of estate growth benefit.
    Charge for a representative non-tobacco
    male insured, age 65 and non-tobacco
    female insured, age 65

       Current Charges                         Monthly          $0.01500 per $1,000 of estate growth benefit.

       Guaranteed Maximum Charges              Monthly          $0.02385 per $1,000 of estate growth benefit.

                            PERIODIC CHARGES UNDER OPTIONAL SUPPLEMENTAL BENEFIT RIDERS
                          NOT INCLUDING OPERATING EXPENSES OF UNDERLYING INVESTMENT FUNDS
------------------------------------------------------------------------------------------------------------------
                                               WHEN CHARGE IS
     SUPPLEMENTAL BENEFIT RIDER/CHARGES           DEDUCTED                        AMOUNT DEDUCTED
--------------------------------------------   --------------   --------------------------------------------------
4.     GUARANTEED CONTINUATION OF POLICY:

Cost of Insurance Charges(1/)                  Monthly          $0.01 per $1,000 of specified amount of insurance.

5.  OPTION TO EXTEND MATURITY DATE:

Cost of Insurance Charges(1/)

    Current Charges                            Monthly          No charge.

    Guaranteed Maximum Charges                 Monthly          Minimum of $3.23 to maximum of $5.73, per $1,000
                                                                of net amount at risk attributable to the option
                                                                agreement.

    Charge for a representative non-tobacco
    male insured, age 65 and non-tobacco
    female insured, age 65

       Current Charges                         Monthly          No charge.

       Guaranteed Maximum Charges              Monthly          $0 per $1,000 of net amount at risk attributable
                                                                to the option agreement.
6.  FLEXIBLE PERIOD - SINGLE LIFE
    SUPPLEMENTAL TERM INSURANCE AGREEMENT:

Cost of Insurance Charges(1/)

    Current Charges                            Monthly          Minimum of $0.0559 to maximum of $26.1662, per
                                                                $1,000 of term insurance benefit.

    Guaranteed Maximum Charges                 Monthly          Minimum of $0.0841 to maximum of $83.33333, per
                                                                $1,000 of term insurance benefit.
    Charge for a representative non-tobacco
    male insured, age 65 and non-tobacco
    female insured, age 65

       Current Charges                         Monthly          $1.291 per $1,000 of term insurance benefit.

       Guaranteed Maximum Charges              Monthly          $1.7639 per $1,000 of term insurance benefit.

Administrative Charges

    First year of Agreement                    Monthly          $0.10 per $1,000 of term insurance benefit.

    First year of increase in term insurance   Monthly          $0.10 per $1,000 of term insurance benefit.
    benefit under Agreement

                            PERIODIC CHARGES UNDER OPTIONAL SUPPLEMENTAL BENEFIT RIDERS
                          NOT INCLUDING OPERATING EXPENSES OF UNDERLYING INVESTMENT FUNDS
------------------------------------------------------------------------------------------------------------------
                                               WHEN CHARGE IS
     SUPPLEMENTAL BENEFIT RIDER/CHARGES           DEDUCTED                        AMOUNT DEDUCTED
--------------------------------------------   --------------   --------------------------------------------------
7.  RETURN OF PREMIUM SUPPLEMENTAL TERM
    INSURANCE:

Cost of Insurance Charges(1/)

    Current Charges                            Monthly          Minimum of $0.00002 to maximum of $43.7667, per
                                                                $1,000 of term insurance benefit.

    Guaranteed Maximum Charges                 Monthly          Minimum of $0.00008 to maximum of $83.33333, per
                                                                $1,000 of term insurance benefit.
    Charge for a representative non-tobacco
    male insured, age 65 and non-tobacco
    female insured, age 65

       Current Charges                         Monthly          $0.01500 per $1,000 of term insurance benefit.

       Guaranteed Maximum Charges              Monthly          $0.02385 per $1,000 of term insurance benefit.

8.  ESTATE PRESERVATION SUPPLEMENTAL TERM
    INSURANCE AGREEMENT:

Cost of Insurance Charges(1/)

    Current Charges                            Monthly          Minimum of $0.00002 to maximum of $7.6311, per
                                                                $1,000 of term insurance benefit.

    Guaranteed Maximum Charges                 Monthly          Minimum of $0.0008 to maximum of $9.82087, per
                                                                $1,000 of term insurance benefit.
    Charge for a representative non-tobacco
    male insured, age 65 and non-tobacco
    female insured, age 65

       Current Charges                         Monthly          $0.01500 per $1,000 of term insurance benefit.

       Guaranteed Maximum Charges              Monthly          $0.02385 per $1,000 of term insurance benefit.

                            PERIODIC CHARGES UNDER OPTIONAL SUPPLEMENTAL BENEFIT RIDERS
                          NOT INCLUDING OPERATING EXPENSES OF UNDERLYING INVESTMENT FUNDS
------------------------------------------------------------------------------------------------------------------
                                               WHEN CHARGE IS
     SUPPLEMENTAL BENEFIT RIDER/CHARGES           DEDUCTED                        AMOUNT DEDUCTED
--------------------------------------------   --------------   --------------------------------------------------
9.  SUPPLEMENTAL TERM INSURANCE AGREEMENT:
    (2/)

Cost of Insurance Charges(1/)

       Current Charges                         Monthly          Minimum of $0.00001 to maximum of $42.82317, per
                                                                $1,000 of net amount at risk attributable to the
                                                                term insurance benefit.

       Guaranteed Maximum Charges              Monthly          Minimum of $0.00008 to maximum of $83.33333, per
                                                                $1,000 of net amount at risk attributable to the
                                                                term insurance benefit.
    Charge for a representative non-tobacco
    male insured, age 65 and non-tobacco
    female insured, age 65

       Current Charges                         Monthly          $0.00015 per $1,000 of net amount at risk
                                                                attributable to the term insurance benefit.

       Guaranteed Maximum Charges              Monthly          $0.02385 per $1,000 of net amount at risk
                                                                attributable to the term insurance benefit.
Mortality and Expense Risk Face Amount
Charge

       Current Charges                         Monthly          No charge.

       Guaranteed Maximum Charges              Monthly          For the first 120 months following Policy date,
                                                                the charges range from a minimum of $0.19 per
                                                                $1,000 of initial specified amount of insurance
                                                                when the average issue age of the insureds is 20
                                                                or under, up to a maximum of $0.44 per $1,000 of
                                                                initial specified amount of insurance when the
                                                                average issue age of the insureds is 83. A similar
                                                                charge applies to an increase in the specified
                                                                amount of insurance, for the first 120 months
                                                                following the increase.

    Charge for a representative non-tobacco
    male insured, age 65 and non-tobacco
    female insured, age 65

       Current Charges                         Monthly          $0 per $1,000 of the term insurance benefit.

       Guaranteed Maximum Charges              Monthly          $0.37 per $1,000 of the term insurance benefit.

10. SUPPLEMENTAL EXCHANGE AGREEMENT:

       Current Charges                         Monthly          No charge.

                            PERIODIC CHARGES UNDER OPTIONAL SUPPLEMENTAL BENEFIT RIDERS
                          NOT INCLUDING OPERATING EXPENSES OF UNDERLYING INVESTMENT FUNDS
------------------------------------------------------------------------------------------------------------------
                                               WHEN CHARGE IS
     SUPPLEMENTAL BENEFIT RIDER/CHARGES           DEDUCTED                        AMOUNT DEDUCTED
--------------------------------------------   --------------   --------------------------------------------------
       Guaranteed Maximum Charges              Monthly          No charge.

1. The cost of insurance charges under the Riders vary depending on the individual circumstances of the insured, such as sex, age and risk classification. The charges also vary depending on the amount of insurance specified in the Rider and the year in which the charge is deducted. The table shows the lowest and the highest cost of insurance charges for an insured, based on current rates and on guaranteed maximum rates for individuals in standard risk classifications. The table also shows the cost of insurance charges under a Rider issued to an individual who is representative of individuals we insure. The specifications pages of a Rider will indicate the guaranteed maximum cost of insurance charge applicable to your Policy. More detailed information concerning your cost of insurance charges is available from our administrative offices upon request. Also, before you purchase the Policy, we will provide you with hypothetical illustrations of policy values based upon the insured's age and risk classification, the death benefit option selected, the amount of insurance specified in the Policy, planned periodic premiums, and riders requested. The net amount at risk referred to in the table is based upon the difference between the current benefit provided under the Rider and the current policy value allocated to the Rider. For additional information about the Riders, see WHAT ARE THE SUPPLEMENTAL BENEFIT RIDERS THAT I CAN BUY? in this prospectus.

2. For purposes of determining the allocation of net amount at risk between the specified amount of insurance in the Policy, and the term insurance benefit, the Policy value will be allocated as follows: first to the initial term insurance benefit segment, then to any segments resulting from increases in the term insurance benefit in the order of the increases, then to the initial specified amount segment, and then to any segments resulting from increases in the specified amount in the order of the increases. Any increase in the death benefit in order to maintain the required minimum margin between the death benefit and the Policy value will be allocated to the most recent increase in the specified amount in the Policy.

          The next table shows the minimum and maximum total operating expenses of funds whose shares may be held in subaccounts of the Separate Account under the Policy. Fee and expense information for each fund is contained in the tables following this table.


                                                     MINIMUM:    MAXIMUM:
                                                    ---------   ---------
MAXIMUM AND MINIMUM TOTAL FUND OPERATING EXPENSES
   (expenses that are deducted from assets of
   fund companies, including management fees and
   other expenses)                                  0.37%(1/)   1.63%(2/)


(1) The minimum total operating expenses of the Funds for the most recent fiscal year was less than the amount shown above because the Administrative and Corporate Services Agent (the "Agent") voluntarily waived a portion of its fees and/or reimbursed expenses to keep the Index 500 Fund's total operating expenses at 0.35%. The Agent may change or eliminate all or part of this voluntary waiver at any time.


(2) After a voluntary waiver by the adviser of a portion of its fee, which would have otherwise been payable by the Fund, the maximum total operating expenses of the Emerging Markets Equity (International) Fund was 1.62%. The adviser may terminate this voluntary waiver at any time at its sole discretion.

          The following table provides more specific detail about the total fund operating expenses for each fund.

PENN SERIES FUNDS, INC.

UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)


                                                     TOTAL                 NET
                            MANAGEMENT    OTHER       FUND       FEE       FUND
                               FEES      EXPENSES   EXPENSES   WAIVERS   EXPENSES
                            ----------   --------   --------   -------   --------
Money Market.............      0.20%       0.30%      0.50%    0.00%     0.50%
Limited Maturity Bond....      0.30%       0.32%      0.62%    0.00%     0.62%
Quality Bond.............      0.33%       0.28%      0.61%    0.00%     0.61%
High Yield Bond..........      0.50%       0.35%      0.85%    0.00%     0.85%
Flexibly Managed.........      0.60%       0.24%      0.84%    0.00%     0.84%(1)
Growth Stock.............      0.64%       0.33%      0.97%    0.00%     0.97%(1)
Large Cap Value..........      0.60%       0.28%      0.88%    0.00%     0.88%(1)
Large Cap Growth.........      0.55%       0.33%      0.88%    0.00%     0.88%(1)
Index 500................      0.07%       0.30%      0.37%    0.00%     0.37%(3)
Mid Cap Growth...........      0.70%       0.32%      1.02%    0.02%(2)  1.00%(1)
Mid Cap Value............      0.55%       0.29%      0.84%    0.00%     0.84%(1)
Strategic Value..........      0.72%       0.35%      1.07%    0.00%     1.07%(1)
Small Cap Growth.........      0.73%       0.29%      1.02%    0.00%     1.02%(1)
Small Cap Value..........      0.85%       0.29%      1.14%    0.00%     1.14%
International Equity.....      0.85%       0.35%      1.20%    0.00%     1.20%(1)
REIT.....................      0.70%       0.30%      1.00%    0.00%     1.00%



----------
These expenses are for the fiscal year ended December 31, 2006.


(1) Certain sub-advisers have directed certain portfolio trades to a broker. A portion of the commissions paid to that broker has been recaptured by the Funds. The total expenses for the Funds after the recapture were:


Flexibly Managed       0.83%
GROWTH STOCK           0.96%
Large Cap Value        0.87%
Large Cap Growth       0.86%
Mid Cap Growth         0.96%
Mid Cap Value          0.81%
Strategic Value        1.06%
SMALL CAP GROWTH       1.02%
International Equity   1.19%


(2) The Agent has contractually agreed to waive its fees and/or reimburse expenses, so long as it serves as the Agent to the Fund, to the extent necessary to keep operating expenses from exceeding 1.00% of average daily net assets per year. This agreement continues indefinitely so long as it is approved at least annually by the Board of Directors of the Fund, including a majority of the Directors who are not "interested persons" of the Fund.

(3) The Fund's actual total operating expenses for the most recent fiscal year were less than the amount shown above because the Agent voluntarily waived a portion of its fees and/or reimbursed expenses to keep total operating expenses at 0.35%. The Agent may change or eliminate all or part of this voluntary waiver at any time.

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST (a)
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)


                                              MANAGEMENT     OTHER    TOTAL FUND
                                                 FEE       EXPENSES    EXPENSES
                                              ----------   --------   ----------
Balanced...................................      0.55%       0.64%       1.19%



----------
(a) These expenses are for the fiscal year ended December 31, 2006. Some of the brokerage commissions paid by the fund reduced the expenses shown in this table. With these reductions, net total expenses were 1.18%.


FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND (a)
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)


                                              MANAGEMENT     OTHER    TOTAL FUND
                                                 FEE       EXPENSES    EXPENSES
                                              ----------   --------   ----------
Equity-Income..............................      0.47%       0.10%       0.57%
Growth.....................................      0.57%       0.11%       0.68%



----------
(a) These expenses are for the fiscal year ended December 31, 2006. Some of the brokerage commissions paid by the funds reduced the expenses shown in this table. With these reductions, net total expenses were 0.56% for the Equity-Income Portfolio and 0.67% for the Growth Portfolio.


FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND II (a)
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)


                                              MANAGEMENT     OTHER    TOTAL FUND
                                                 FEE       EXPENSES    EXPENSES
                                              ----------   --------   ----------
Asset Manager..............................      0.52%       0.13%       0.65%



----------
(a) These expenses are for the fiscal year ended December 31, 2006. Some of the brokerage commissions paid by the fund reduced the expenses shown in this table. With these reductions, net total expenses were 0.63%.


VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (a)
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)


                                              MANAGEMENT     OTHER    TOTAL FUND
                                                 FEE       EXPENSES    EXPENSES
                                              ----------   --------   ----------
Emerging Markets Equity (International)....      1.23%       0.40%       1.63%(b)



----------
(a)  These expenses are for the fiscal year ended December 31, 2006.



(b) The total expenses for the Emerging Markets Equity (International) Fund after a voluntary fee waiver of 0.01% by the Fund's adviser were 1.62%. The adviser may terminate this voluntary waiver at any time at its sole discretion.

Please review these tables carefully. They show the expenses that you pay directly and indirectly when you purchase a Policy. Your expenses include policy expenses and the expenses of the Funds that you select. The prospectuses of Penn Series Funds, Inc., Neuberger Berman Advisers Management Trust, Fidelity Investments' Variable Insurance Products Fund, Fidelity Investments' Variable Insurance Products Fund II and Van Kampen's The Universal Institutional Funds, Inc. accompany this prospectus. These prospectuses contain additional information regarding these Funds' expenses.

                              QUESTIONS AND ANSWERS

          This part of the prospectus provides answers to important questions about the Policy. The questions, and answers to the questions, are on the following pages.


QUESTION                                                                    PAGE
-------------------------------------------------------------------------   ----
What Is the Policy?......................................................    17

Who Owns the Policy?.....................................................    17

What Payments Must I Make Under the Policy?..............................    18

How Are Amounts Credited to the Separate Account?........................    20

How Much Life Insurance Does the Policy Provide?.........................    20

Can I Change Insurance Coverage Under the Policy?........................    21

What Is the Value of My Policy?..........................................    22

How Can I Change the Policy's Investment Allocations?....................    23

What Are the Fees and Charges Under the Policy?..........................    25

What Are the Supplemental Benefit Riders That I Can Buy?.................    29

What Is a Policy Loan?...................................................    33

How Can I Withdraw Money From the Policy?................................    34

Can I Choose Different Payout Options Under the Policy?..................    34

How Is the Policy Treated Under Federal Income Tax Law?..................    35

Are There Other Charges That Penn Mutual Could Deduct in the Future?.....    39

How Do I Communicate With Penn Mutual?...................................    39

What Is the Timing of Transactions Under the Policy?.....................    40

How Does Penn Mutual Communicate With Me?................................    40

Do I Have the Right to Cancel the Policy?................................    41

WHAT IS THE POLICY?

          The Policy provides life insurance on two persons. It is called a "last survivor" Policy because no insurance proceeds ("death benefit") are payable until the death of the second of two insureds (the "last surviving insured"). The value of your Policy will increase or decrease based upon the performance of the investment funds you choose. The death benefit may also increase or decrease based on investment performance, but will never be less than the amount specified in your Policy. The Policy also allows you to allocate your policy value to subaccounts of the Separate Account (which hold shares of the funds listed on the first page of this prospectus) and to a fixed interest account where the value will accumulate interest.

          While at least one of the two insured persons is alive, you will have several options under the Policy. Here are some major ones:

          -    Determine when and how much you pay to us

          - Determine when and how much to allocate to subaccounts of the Separate Account and to the fixed account

          -    Borrow money

          -    Change the beneficiary

          -    Change the amount of insurance protection

          -    Change the death benefit option you have selected

          - Surrender or partially surrender your Policy for all or part of its net cash surrender value

          - Choose the form in which you would like the death benefit or other proceeds paid out from your Policy

          Most of these options are subject to limits that are explained later in this prospectus.

          If you want to purchase a Policy, you must complete an application and submit it to one of our authorized agents. We require satisfactory evidence of insurability, which may include a medical examination of each or one of the proposed insureds. We evaluate the information provided in accordance with our underwriting rules and then decide whether to accept or not accept the application. Insurance coverage under the Policy is effective on the policy date after we accept the application.

          The maturity date of your Policy is the policy anniversary nearest the younger insured's 100th birthday. If the Policy is still in force on the maturity date, a maturity benefit will be paid to you. The maturity benefit is equal to the policy value less any policy loan on the maturity date. Upon written request of the owner, the Policy will continue in force beyond the maturity date. Thereafter, the death benefit will be the net policy value.

WHO OWNS THE POLICY?

          You decide who owns the Policy when you apply for it. The owner of the Policy is the person who can exercise most of the rights under the Policy, such as the right to choose the death benefit option, the beneficiary, the investment options, and the right to surrender the Policy. Whenever we have used the term "you" in this prospectus, we have assumed that you are the owner or the person who has whatever right or privilege we are discussing.

WHAT PAYMENTS MUST I MAKE UNDER THE POLICY?

PREMIUM PAYMENTS

          Amounts you pay to us under your Policy are called "premiums" or "premium payments." The amount we require as your first premium depends on a number of factors, such as age, sex, rate classification, the amount of insurance specified in the application, and any supplemental benefits. Within limits, you can make premium payments when you wish. That is why the Policy is called a "flexible premium" Policy.

          Additional premiums may be paid in any amount and at any time. A premium must be at least $25. We may require satisfactory evidence of insurability before accepting any premium which increases our net amount at risk.

          We reserve the right to limit total premiums paid in a policy year to the planned premiums you select in your application. If you have chosen to qualify your Policy as life insurance under the Guideline Premium\Cash Value Corridor Test of the Internal Revenue Code, federal tax law limits the amount of premium payments you may make in relation to the amount of life insurance provided under the Policy. We will not accept or retain a premium payment that exceeds the maximum permitted under federal tax law. See HOW IS THE POLICY TREATED UNDER FEDERAL INCOME TAX LAW? in this prospectus.

          If you make a premium payment that exceeds certain other limits imposed under federal tax law, your Policy could become a "modified endowment policy" under the Code; you could incur a penalty on the amount you take out of a "modified endowment policy." We will monitor your Policy and will endeavor to notify you on a timely basis if you are about to exceed this limit and the Policy is in jeopardy of becoming a "modified endowment contract" under the Code. See HOW MUCH LIFE INSURANCE DOES THE POLICY PROVIDE? and HOW IS THE POLICY TREATED UNDER FEDERAL INCOME TAX LAW? in this prospectus.

PLANNED PREMIUMS

          The Policy Specifications page of your Policy will show the "planned premium" for the Policy. You choose this amount in the policy application. We will send a premium reminder notice to you based upon the planned premium that you specified in your application. You also chose in your application how often to pay planned premiums - annually, semi-annually, quarterly or monthly. You are not required to pay the planned premium as long as your Policy has sufficient value to pay policy charges. See FIVE YEAR NO-LAPSE FEATURE and LAPSE AND REINSTATEMENT below.

WAYS TO PAY PREMIUMS

          If you pay premiums by check, your check must be drawn on a U.S. bank in U.S. dollars and made payable to The Penn Mutual Life Insurance Company. Premiums after the first must be sent as follows: 1) checks sent by mail: The Penn Mutual Life Insurance Company, Payment Processing Center, P.O. Box 7460, Philadelphia, PA 19101-7460, and 2) checks sent by overnight delivery: The Penn Mutual Life Insurance Company, Payment Processing Center, L/B 7460, Route 38 & East Gate Drive, Moorestown, NJ 08057.

          We will also accept premiums:

          -    by wire or by exchange from another insurance company;

          - via an electronic funds transfer program (any owner interested in making monthly premium payments must use this method); or

          - if we agree to it, through a salary deduction plan with your employer.

          You can obtain information on these other methods of premium payment by contacting your Penn Mutual representative or by contacting our office.

FIVE YEAR NO-LAPSE FEATURE

          Your Policy will remain in force during the first five policy years, regardless of investment performance and your net cash surrender value, if (a) equals or exceeds (b), where:

          (a) is the total premiums you have paid, less any partial surrenders you made; and

          (b) is the monthly "no-lapse premium" specified in your Policy, multiplied by the number of months the Policy has been in force.

          If you increase the specified amount of insurance under your Policy during the first five policy years, we will extend the five year no-lapse provision to five years after the effective date of the increase.

          The monthly "no-lapse premium" will generally be less than the monthly equivalent of the planned premium you specified.

          The five year no-lapse feature will not apply if the amount borrowed under your Policy results in a policy loan amount in excess of the maximum loan amount. See WHAT IS A POLICY LOAN? in this prospectus.

LAPSE AND REINSTATEMENT

          If the net cash surrender value of your Policy is not sufficient to pay policy charges, and the five year no-lapse feature is not in effect, we will notify you of how much premium you will need to pay to keep the Policy in force. You will have a 61 day "grace period" from the date we notify you to make that payment. If you don't pay at least the required amount by the end of the grace period, your Policy will terminate (i.e., lapse). All coverage under the Policy will then cease.

          If the last survivor dies during the grace period, we will pay the death benefit to your beneficiary less any unpaid policy charges and outstanding policy loans.

          If the Policy terminates, you can apply to reinstate it within five years from the beginning of the grace period if both insureds are alive or if one of the insureds died prior to the lapse. You will have to provide evidence that the insured person (or persons, if both insureds are living) still meets our requirements for issuing insurance. You will also have to pay a minimum amount of premium and be subject to the other terms and conditions applicable to reinstatements, as specified in the Policy.

PREMIUMS UPON AN INCREASE IN THE SPECIFIED AMOUNT

          If you increase the specified amount of insurance, you may wish to pay an additional premium or make a change in planned premiums. See CAN I CHANGE INSURANCE COVERAGE UNDER THE POLICY? in this prospectus. We will notify you if an additional premium or a change in planned premiums is necessary.

HOW ARE AMOUNTS CREDITED TO THE SEPARATE ACCOUNT?

          From each premium payment you make, we deduct a premium charge. We allocate the rest to the investment options you have selected (except, in some states, the initial net premium will be allocated to the Penn Series Money Market Fund subaccount during the free look period).

          When a payment is allocated to a subaccount of the Separate Account, or transferred from one subaccount of the Separate Account to another, accumulation units of the receiving subaccount are credited to the Policy. The number of accumulation units credited is determined by dividing the amount allocated or transferred by the value of an accumulation unit of the subaccount for the current valuation period. A valuation period is the period from one valuation of Separate Account assets to the next.

          For each subaccount of the Separate Account, the value of an accumulation unit was set at $10 when the subaccount was established, and is valued each day shares of the fund held in the subaccount are valued (normally as of the close of business each day the New York Stock Exchange is opened for business). It is valued by multiplying the accumulation unit value for the prior valuation period by the net investment factor for the current valuation period.

          The net investment factor is an index used to measure the investment performance of each subaccount of the Separate Account from one valuation period to the next. The net investment factor is determined by dividing (a) by (b), where

          (a) is the net asset value per share of the fund held in the subaccount, as of the end of the current valuation period, plus the per share amount of any dividend or capital gain distributions by the fund if the "ex-dividend date" occurs in the valuation period; and

          (b) is the net asset value per share of the fund held in the subaccount as of the end of the last prior valuation period.

HOW MUCH LIFE INSURANCE DOES THE POLICY PROVIDE?

          In your application for the Policy, you tell us how much life insurance coverage you want on the lives of the two persons to be insured. This is called the "specified amount" of insurance. The minimum specified amount of insurance that you can purchase is $200,000.

DEATH BENEFIT OPTIONS

          When the last of the insured persons dies, we will pay the beneficiary the death benefit less the amount of any outstanding loan. We offer two different types of death benefits payable under the Policy. You choose which one you want in the application. They are:

          - Option 1 - The death benefit is the greater of (a) the specified amount of insurance or (b) the "applicable percentage" of the policy value on the date of the last insured's death.

          - Option 2 - The death benefit is the greater of (a) the specified amount of insurance plus your policy value on the date of death, or (b) the "applicable percentage" of the policy value on the date of the last insured's death.

          The "applicable percentages" depend on the life insurance qualification test you chose on the application. If you chose the Guideline Premium Test/Cash Value Corridor Test, the "applicable percentage" is 250% when the younger of the two insureds has attained age 40 or less and decreases to 100% when the younger of the two insureds attains age 100. A table showing "applicable percentages" is included in Appendix C.

          For the Cash Value Accumulation Test, the "applicable percentages" will vary by the insureds' attained ages and their insurance risk characteristics. A table showing "applicable percentages" is included in Appendix D.

          If the investment performance of the variable account investment options you have chosen is favorable, the amount of the death benefit may increase. However, under Option 1, favorable investment performance will not ordinarily increase the death benefit for several years and may not increase it at all, whereas under Option 2, the death benefit will vary directly with the investment performance of the policy value.

          Assuming favorable investment performance, the death benefit under Option 2 will tend to be higher than the death benefit under Option 1. On the other hand, the monthly insurance charge will be higher under Option 2 to compensate us for the additional insurance risk we take. Because of that, the policy value will tend to be higher under Option 1 than under Option 2 for the same premium payments.

CAN I CHANGE INSURANCE COVERAGE UNDER THE POLICY?

CHANGE OF DEATH BENEFIT OPTION

          You may change your insurance coverage from Option 1 to Option 2 and vice-versa, subject to the following conditions:

          - after the change, the specified amount of insurance must be at least $200,000;

          - no change may be made in the first policy year and no more than one change may be made in any policy year; and

          - if you request a change from Option 1 to Option 2, we may request evidence of insurability; if a different rate class is indicated for the insureds, the requested change will not be allowed.

CHANGES IN THE SPECIFIED AMOUNT OF INSURANCE

          You may increase the specified amount of insurance, subject to the following conditions:

          - you must submit an application along with evidence of insurability acceptable to Penn Mutual;

          - you must return your policy so we can amend it to reflect the increase;

          -    the amount of the increase must be at least $10,000; and

          - no change may be made if it would cause the Policy not to qualify as insurance under federal income tax law.

          If you increase the specified amount within the first five policy years, the five year no-lapse period will be extended.

          You may decrease the specified amount of insurance, subject to the following conditions:

          -    no change may be made in the first policy year;

          - no change may be made if it would cause the Policy not to qualify as insurance under federal income tax law;

          - no decrease may be made within one year of an increase in the specified amount; and

          - any decrease in the specified amount of insurance must be at least $10,000 and the specified amount after the decrease must be at least $200,000.

TAX CONSEQUENCES OF CHANGING INSURANCE COVERAGE

          See HOW IS THE POLICY TREATED UNDER FEDERAL INCOME TAX LAW? in this prospectus to learn about possible tax consequences of changing your insurance coverage under the Policy.

WHAT IS THE VALUE OF MY POLICY?

          Your policy value, which is allocated (or transferred) to subaccounts of the Separate Account in accordance with your direction, will vary with the investment performance of the shares of the funds held in the subaccount.

          The amount you allocate to the fixed interest option will earn interest at a rate we declare from time to time. We guarantee that this rate will be at least 3.0%. The current declared rate will appear in the annual statement we will send to you. If you want to know what the current declared rate is, simply call or write to us. Amounts you allocate to the fixed interest option will not be subject to the mortality and expense risk asset value charge described later in this prospectus. Your policy value will be affected by deductions we make from your Policy for policy charges.

          At any time, your policy value is equal to:

          -    the net premiums you have paid;

          - plus or minus the investment results in the part of your policy value allocated to subaccounts of the Separate Account;

          - plus interest credited to the amount in the part of your policy value (if any) allocated to the fixed interest option;

          -    minus policy charges we deduct; and

          -    minus partial surrenders you have made.

          If you borrow money under your Policy, other factors affect your policy value. See WHAT IS A POLICY LOAN? in this prospectus.

HOW CAN I CHANGE THE POLICY'S INVESTMENT ALLOCATIONS?

FUTURE PREMIUM PAYMENTS

          You may change the investment allocation for future premium payments at any time. You make your original allocation in the application for your Policy. The percentages you select for allocating premium payments must be in whole numbers and must equal 100% in total.

TRANSFERS AMONG EXISTING INVESTMENT OPTIONS

          You may also transfer amounts from one investment option to another, and to and from the fixed interest option. To do so, you must tell us how much to transfer, either as a percentage or as a specific dollar amount. Transfers are subject to the following conditions:

          - the minimum amount that may be transferred is $250 (or the amount held under the investment options from which you are making the transfer, if less);

          - if less than the full amount held under an investment option is transferred, the amount remaining under the investment option must be at least $250;

          -    we may defer transfers under certain conditions;

          -    transfers may not be made during the free look period;

          - transfers may be made from the fixed interest option only during the 30 day period following the end of each policy year;

          - the maximum amount that may be transferred out of the fixed interest option each year is limited to the greater of $5,000 or 25% of the accumulated value of the fixed interest option; and

          - the amount that may be transferred excludes any amount held in the policy loan account.

          The Policy is not designed for individuals and professional market timing organizations that use programmed and frequent transfers among investment options. We therefore may restrict market timing when we believe it is in the interest of all of our policy owners to do so. However, we may not be able to detect all market timing and may not be able to prevent frequent transfers, and any possible harm caused, by those we do detect. We will notify you in writing in a timely manner of any actions we take to restrict your ability to make transfers.

FREQUENT TRADING RISKS

          We did not design this variable life policy and the available subaccounts to accommodate market timing or frequent transfers between the subaccounts. Frequent exchanges among subaccounts and market timing by policy owners can reduce the long-term returns of the underlying funds. The reduced returns could adversely affect the policy owners, annuitants, insureds or beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the underlying fund. Frequent exchanges may reduce the underlying fund's performance by increasing costs paid by the fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the fund's net asset value.

          The insurance-dedicated funds available through the subaccounts generally cannot detect individual policy owner exchange activity, because they are owned primarily by insurance company separate accounts that aggregate exchange orders from owners of individual contracts. Accordingly, the funds are dependent in large part on the rights, ability and willingness of the participating insurance companies to detect and deter short-term trading by policy owners.

          As outlined below, we have adopted policies regarding frequent trading, but there is the risk that these policies and procedures concerning frequent trading will prove ineffective in whole or in part in detecting or preventing frequent trading. As a result of these limitations, some policy owners may be able to engage in frequent trading, while other policy owners will bear the affects of such frequent trading. Please review the underlying funds' prospectuses for specific information about the funds' short-term trading policies and risks.

FREQUENT TRADING POLICIES


          We have adopted policies and procedures designed to discourage frequent trading as described below. We intend to monitor on an ongoing basis the operation of these policies and procedures and may, at any time without notice to policy owners, revise them in any manner not inconsistent with the terms of the Policy. If requested by the investment adviser and/or sub-adviser of an underlying fund, we will consider additional steps to discourage frequent trading. In addition, we reserve the right to reject any purchase payment or exchange request at any time for any reason.


          We have adopted certain procedures to detect frequent trading. If it appears that market timing activity is occurring or the transfer frequency would be expected to have a detrimental impact on the affected funds, the following steps will be taken on a uniform basis:

               1. A letter is sent to the policy owner and to the registered representative associated with the Policy reiterating the policy with respect to frequent transfers and urging a cessation of any market timing or frequent transfer activity.

               2. If market timing or frequent transfer activity continues after the initial letter, a second letter is sent requiring that all subsequent transfer requests be submitted in writing containing the policy owner's original signature. Thereafter, any attempt to make a transfer request electronically, telephonically or by facsimile will be rejected.

               3. Any Policies which have been the subject of a letter referred to in paragraph 1 or 2 will be subject to special monitoring to determine whether the potentially detrimental frequent trading has ceased.

DOLLAR COST AVERAGING

          This program automatically makes monthly transfers from the money market variable investment option to one or more of the other investment options and to the fixed interest option. You choose the investment options and the dollar amount and timing of the transfers. The program is designed to reduce the risks that result from market fluctuations. It does this by spreading out the allocation of your money to investment options over a longer period of time. This allows you to reduce the risk of investing most of your money at a time when market prices are high. The success of this strategy depends on market trends. The program allows owners to take advantage of investment fluctuations, but does not assure a profit or protect against lows in a declining market. To begin the program, the planned premium for the year must be $600 and the amount transferred each month must be at least $50. You may elect to participate in the program when you apply for your Policy or, after you have owned your Policy, by completing an election form or by calling our office. You may discontinue the program at any time.

DOLLAR COST AVERAGING ACCOUNT - TWELVE-MONTH FIXED ACCOUNT

          This program allows you to allocate all or a portion of a premium payment to the twelve-month dollar cost averaging fixed account, where it is automatically re-allocated each month to one or more of the variable investment options that you select. Premium payments may be allocated to the account at any time. The amount you allocate to the twelve-month dollar cost averaging fixed account will earn interest for a twelve-month period at a rate we declare monthly. In addition, you are permitted to take loans on or withdraw money from the funds available in the account. The account operates on a twelve-month cycle beginning on the 15th of the month following your allocation of a premium payment to the account. Thereafter, on the 15th of each month during the cycle, an amount is transferred from the account to the variable investment option(s) you selected. The account terminates when the Policy lapses or is surrendered, on the death of the insured, at the end of the twelve-month cycle or at your request. Upon termination of the account, all funds in the account are allocated to other investment options based upon your instructions.

          The purposes and benefits of the program are similar to the money market account dollar cost averaging program offered under the Policy. You may elect to participate in the program when you apply for your Policy or, after you have owned your Policy, by completing an election form or by calling our office. You may discontinue the program at any time. No more than one dollar cost averaging program may be in effect at any one time.

ASSET REBALANCING

          This program automatically reallocates your policy value among subaccounts of the Separate Account in accordance with the proportions you originally specified. Over time, variations in investment results will change the allocation percentage. On a quarterly basis, the rebalancing program will periodically transfer your policy value among the subaccounts to reestablish the percentages you had chosen. Rebalancing can result in transferring amounts from a variable investment option with relatively higher investment performance to one with relatively lower investment performance. The minimum policy value to start the program is $1,000. If you also have one of the dollar cost averaging programs in effect, the portion of your policy value in either of the dollar cost averaging accounts may not be included in the rebalancing program. You may elect to participate in the program when you apply for your Policy or, after you have owned your Policy, by completing an election form or by calling our office. You may discontinue the program at any time.

WHAT ARE THE FEES AND CHARGES UNDER THE POLICY?

PREMIUM CHARGE

- In the first policy year, we currently deduct 20% of the amount of premium payments which do not exceed the maximum surrender charge premium and 4.0% of the amount of premium payments above the maximum surrender charge premium, before they are allocated to the investment options. The maximum surrender charge premium is calculated for each Policy and is stated in the Policy, and, for any Policy we issue, cannot exceed $50.00 per $1,000 of insurance specified in the Policy. The premium charge deduction consists of 2.5% to cover state and federal premium taxes and the remaining amount to partially compensate us for the expense of selling and distributing the Policies. For premiums received after the first policy year, we will deduct 4.0% of premium payments on both a current and a guaranteed basis. This will consist of

     2.5% to cover state and federal premium taxes and 1.5% to partially compensate us for the expense of selling and distributing the Policies. For Policies issued in states other than New York we may increase the charge on premium payments received in the first policy year which do not exceed the maximum surrender charge premium, but to not more than 30% of such payments. We will notify you in advance if we change our current rates.

MONTHLY DEDUCTIONS

- Insurance Charge - A monthly charge for the cost of insurance protection. The amount of insurance risk we assume varies from Policy to Policy and from month to month. The insurance charge therefore also varies. To determine the charge for a particular month, we multiply the amount of insurance for which we are at risk by a cost of insurance rate based upon an actuarial table. The table in your Policy will show the maximum cost of insurance rates that we can charge. The cost of insurance rates that we currently apply are generally less than the maximum rates shown in your Policy. The table of rates we use will vary by issue age, policy duration and the insurance risk characteristics. We place insureds in a rate class when we issue the Policy and when an increase in coverage is effective, based on our examination of information bearing on insurance risk. We currently place people we insure in the following rate classes: a tobacco or nontobacco standard rate class, a preferred underwriting class (tobacco or nontobacco), or a rate class involving a higher mortality risk (a "substandard class"). Regardless of the table used, cost of insurance rates generally increase each year that you own your Policy, as the insureds' attained ages increase. In accordance with our rules, you may specify the investment options from which the charge is deducted (except the twelve-month dollar cost averaging fixed account). If any particular investment option has insufficient funds to cover your specified percentage deduction, the charge will be deducted pro-rata from each of your investment options. You may exercise this option when you apply for your Policy or, after you have owned your Policy, by completing an election form or by calling our office. If you do not specify investment options, the charge is deducted pro-rata from your variable investment and fixed interest options (except the twelve-month dollar cost averaging fixed account). Deductions will be taken from the twelve-month dollar cost averaging fixed account only when there are no funds available under the variable investment and fixed interest options.

- Administrative Charge - A monthly charge to help cover our administrative costs. This charge is equal to a flat dollar charge of $50 in the first policy year and $15 thereafter. Administrative expenses relate to premium billing and collection, recordkeeping, processing of death benefit claims, policy loans and policy changes, reporting and overhead costs, processing applications and establishing policy records. In accordance with our rules, you may specify the investment options from which the charge is deducted (except the twelve-month dollar cost averaging fixed account). If any particular investment option has insufficient funds to cover your specified percentage deduction, the charge will be deducted pro-rata from each of your investment options. You may exercise this option when you apply for your Policy or, after you have owned your Policy, by completing an election form or by calling our office. If you do not specify investment options, the charge is deducted pro-rata from your variable investment and fixed interest options (except the twelve-month dollar cost averaging fixed account). Deductions will be taken from the twelve-month dollar cost averaging fixed account only when there are no funds available under the variable investment and fixed interest options.

- Mortality and Expense Risk Charge - A monthly charge to cover mortality and expense risks. The mortality risk we assume is the risk that the persons we insure may die sooner than anticipated and that Penn Mutual will pay an aggregate amount of death benefits greater than anticipated. The expense risk we assume is the risk that expenses incurred in issuing and administering the policies and the Separate Account will exceed the amount we charge for administration. We will notify you in advance if we change our current rates. We may realize a profit from the charges, and if we do, it will become part of our surplus.

     This charge has two parts:

     (1) Mortality and Expense Risk Face Amount Charge. For the first 120 months after the policy date we will deduct the charge based on the initial specified amount of insurance that varies with the issue age of the insured, and for the first 120 months after any increase in the specified amount we will deduct the charge based on the increase that varies with the age of the insured on the effective date of the increase. Sample current and guaranteed maximum rates for the face amount component are shown in Appendix A. Guaranteed maximum rates range from 0.14 to 0.39, depending on issue ages of the insureds. In accordance with our rules, you may specify the investment options from which the charge is deducted (except the twelve-month dollar cost averaging fixed account). If any particular investment option has insufficient funds to cover your specified percentage deduction, the charge will be deducted pro-rata from each of your investment options. You may exercise this option when you apply for your Policy or, after you have owned your Policy, by completing an election form or by calling our office. If you do not specify investment options, the charge is deducted pro-rata from your variable investment and fixed interest options (except the twelve-month dollar cost averaging fixed account). Deductions will be taken from the twelve-month dollar cost averaging fixed account only when there are no funds available under the variable investment and fixed interest options.

     (2) Mortality and Expense Risk Asset Value Charge. We deduct a monthly charge from your policy value that is allocated to the variable investment options. This charge is deducted pro-rata from your variable investment accounts. The charge does not apply to the fixed interest option. The current charge is equivalent to an annual effective rate of 0.60% for the first ten policy years and an annual rate of 0.05% of the policy value thereafter. The guaranteed charge is equivalent to an annual effective rate of 0.90% of the policy value for the first ten policy years and an annual effective rate of 0.35% of the policy value thereafter.

     For Policies issued in the State of Maryland, these charges are labeled as
     (1) Monthly Charge per $1,000 of Specified Amount and (2) Monthly Policy Value Charge.

- Optional Supplemental Benefit Charges - Monthly charges for any optional supplemental insurance benefits that are added to the Policy by means of a rider.

TRANSFER CHARGE

          We reserve the right to impose a $10 charge on any transfer of policy value among investment funds and/or the fixed interest option if the transfer exceeds 12 transfers in a policy year. We will notify policy owners in advance if we decide to impose the charge. We will not impose a charge on any transfer made under dollar cost averaging or asset rebalancing. Also, we will not impose a charge on any transfer which exceeds $4,999,999.

SURRENDER CHARGE

          If you surrender your Policy within the first 14 policy years or within 14 years of an increase in the specified amount of insurance under your Policy, we will deduct a surrender charge from your policy value.

          With respect to a surrender within the first 14 policy years, the surrender charge equals (d) multiplied by 90% of the minimum of (a), (b), and
(c), where:

          (a)  is $25.00 per thousand of specified amount;

          (b)  is the total premiums paid in the first policy year;

          (c) is the maximum surrender charge premium (which is an amount calculated separately for each Policy); and

          (d) is the applicable surrender factor for the policy year during which the surrender is made (see table below).

          With respect to a surrender within 14 years of an increase in the specified amount of insurance under your Policy, the surrender charge is equal to (d) multiplied by 90% of the minimum of (a), (b), and (c), where:

          (a)  is $25.00 per thousand of the specified amount of the increase;

          (b) is the total premiums paid in the first twelve months following the effective date of the increase;

          (c) is the maximum surrender charge premium at the effective date of the increase (which is an amount calculated separately for each Policy); and

          (d) is the applicable surrender factor from the table below, assuming for this purpose only that the first policy year commences with the policy year in which the increase in specified amount of insurance becomes effective.

                                   SURRENDER FACTOR
SURRENDER DURING POLICY YEAR   APPLIED TO (c) IN FORMULA
----------------------------   -------------------------
             1st                         1.00
             2nd                         0.90
             3rd                         0.83
             4th                         0.76
             5th                         0.69
             6th                         0.62
             7th                         0.55
             8th                         0.48
             9th                         0.41
            10th                         0.34
            11th                         0.27
            12th                         0.20
            13th                         0.13

                                   SURRENDER FACTOR
SURRENDER DURING POLICY YEAR   APPLIED TO (C) IN FORMULA
----------------------------   -------------------------
            14th                         0.06
       15th and later                    0.00

          The maximum surrender charge that may be deducted on surrender of a Policy is $22.50 per $1,000 of insurance specified in the Policy.

          The surrender charge consists of a sales charge component and an administrative charge component. The sales charge component is to reimburse us for some of the expenses incurred in the distribution of the Policies. The sales charge component, together with the sales charge component of the premium charge, may be insufficient to recover distribution expenses related to the sale of the Policies. Our unrecovered sales expenses are paid for from our surplus. The administrative charge component covers administrative expenses associated with underwriting and issuing the Policy, including the costs of processing applications, conducting medical exams, determining insurability and the insureds' rate class, and creating and maintaining policy records, as well as the administrative costs of processing surrender requests.

PARTIAL SURRENDER CHARGE

          If you partially surrender your Policy, we will deduct the lesser of $25 or 2.0% of the amount surrendered. The charge will be deducted from the available net cash surrender value and will be considered part of the partial surrender.

WHAT ARE THE SUPPLEMENTAL BENEFIT RIDERS THAT I CAN BUY?


          We offer supplemental benefit riders that may be added to your Policy. If riders are added to your Policy, the monthly charges for the supplemental benefits may be deducted from your policy value in addition to the charges paid under the base Policy.


FLEXIBLE PERIOD SINGLE LIFE SUPPLEMENTAL TERM INSURANCE AGREEMENT

          This Agreement provides term insurance coverage on one of the insureds for a specified period of time. The Agreement can be placed in force on each insured. We will deduct the cost of insurance charges from the cash value of the Policy and a separate charge of $0.10 per $1,000 of specified amount during the first twelve months of the Agreement. If the specified amount of insurance has increased within the past year, we will deduct a charge of $0.10 per $1,000 of the increased specified amount. The cost of insurance rates are based on the age, gender (in some states), and rate class of the insured. The term insurance may be converted to a life or endowment policy without evidence of insurability. This Agreement can be elected at any time, as long as the insured meets our underwriting requirements. This Agreement is not available if you choose the Guaranteed Continuation of Policy Rider. This benefit is subject to the provisions of the Agreement.

POLICY SPLIT OPTION AGREEMENT

          This Agreement permits the Policy to be split into two flexible premium adjustable life policies within six months following the occurrence of either of the following events:

          - issuance of a final divorce decree relating to the two insureds, or

          - a change in federal estate tax law that results in the inability to defer estate taxes until the death of the last surviving insured.

          Each insured must submit evidence of insurability satisfactory to us to exchange the Policy for two individual life insurance policies. There is no charge for the Agreement. This Agreement is automatically added to your base Policy at the time you purchase your Policy if the older of the two insureds is age 79 or younger. This benefit is subject to the provisions of the Agreement.

ENHANCED POLICY SPLIT OPTION AGREEMENT

          This Agreement permits the Policy to be split into two individual universal life policies without evidence of insurability.

          The option provided in this Agreement may be exercised within 90 days after a change in the Federal Estate Tax Law which results in any of the following:

          1. Complete removal or material limitation of the unlimited marital deduction as defined in the Internal Revenue Code. A material limitation is defined to meet either or both of the following:

               (a) if the limitation is expressed as a percentage of the estate, the limitation must cap the Unlimited Marital Deduction at 50% or less of the estate's value;

               (b) if the limitation is expressed as a dollar amount, the limitation must cap the Unlimited Marital Deduction at an amount which is less than the Specified Amount of the policy to which it is attached plus the Specified Amount of the policy to which it is attached plus the Specified Amount of a Supplemental Term Insurance Agreement, if attached.

          2. Reduction in the dollar amount of the Federal Unified Credit, as defined in the Internal Revenue Code, by 50% or more; or

          3. Subtraction of 25% or more from the percentage Federal Estate Tax rate that would be applicable to the estate of the last insured to die.

          There is no charge for the Agreement. This Agreement is automatically added to your base Policy at the time you purchase your Policy if: (a) the insureds are married; (b) the older of the two insureds is age 79 or younger; and (c) neither insured has a table rating, flat extra rating, or is uninsurable. This benefit is subject to the provisions of the Agreement.

ESTATE GROWTH AGREEMENT -- AUTOMATIC INCREASES IN SPECIFIED AMOUNT


          This Agreement provides for automatic annual increases in the total insurance benefit. Each automatic increase is the initial amount of specified amount of insurance plus increases in specified amount of insurance multiplied by the estate growth benefit rate specified in the Policy. Increases will end on the policy anniversary nearest the younger insured's 80th birthday. The total specified amount of insurance under the Policy may not exceed two times the initial specified amount, plus any increase in the initial specified amount of insurance that required evidence of insurability. Cost of insurance charges applied to the increased amounts of insurance are based on age, gender (in some states) and rate class of the insured coverage under the rider. You may add this Agreement to your base Policy only at the time you purchase your Policy. This Agreement is not available if you choose the Guaranteed Continuation of Policy Rider. This benefit is subject to the provisions of the Agreement.

SUPPLEMENTAL EXCHANGE AGREEMENT

          The Agreement provides that the Policy may be exchanged for a new life insurance policy insuring a new joint insured, so long as the new joint insured has the same insurable relationship to the remaining insured as did the insured being replaced, subject to conditions set forth in the Agreement. The new insured must submit satisfactory evidence of insurability, the new insured must be at least 20 years of age on the birthday nearest the policy date of the Agreement and the differences in ages of the remaining insured and the new insured must not be greater than 30 years. There is no charge for the Agreement. This Agreement is automatically added to corporate-owned Policies. This benefit is subject to the provisions of the Agreement.


GUARANTEED CONTINUATION OF POLICY AGREEMENT


          This Agreement provides that the insurance provided under the Policy will not lapse even if the cash surrender value of the Policy goes to zero, as long as on each monthly anniversary of the Policy all premiums paid less any partial surrenders, policy loans and unpaid loan interest is equal to or greater than the "guaranteed continuation of policy premium" multiplied by the number of elapsed policy months since the Policy date. The "guaranteed continuation of policy premium" is specified in the Policy, and is different for each insured. It is based upon issue age and underwriting class of each insured, and the death benefit option and the supplemental benefit riders chosen. While this Agreement is in force, the allocation or transfer of amounts to certain subaccounts of the Separate Account may be restricted. The monthly charge for this Agreement is $0.01 per $1,000 of the specified amount of insurance in the Policy. You may add this Agreement to your base Policy only at the time you purchase your Policy. This Agreement is not available with any of the following riders: Flexible Period Single Life Supplemental Term Insurance; Estate Growth Benefit; Return of Premium Supplemental Term Insurance; and Estate Preservation Supplemental Term Insurance. This benefit is subject to the provisions in the Agreement.


GUARANTEED OPTION TO EXTEND MATURITY DATE AGREEMENT


          This Agreement provides the owner of the Policy with an option to continue the insurance past the maturity date stated in the Policy without evidence of insurability. During the maturity extension period, new policy loans will not be made and premium payments will not be accepted unless required to prevent lapse. Although the Agreement extends the maturity date of the Policy, it does not extend the maturity or termination date of other agreements and riders attached to the Policy. The cost of insurance charge for this Agreement is based on the attained age, gender (in some states) and rate class of the insured. The cost of insurance rates for this Agreement, combined with the cost of insurance rates in the Policy, will not exceed the rates shown in the Additional Policy Specifications section of the Policy. This Agreement can be elected at any time prior to age 90 of the younger insured. This benefit is subject to the provisions in the Agreement.


RETURN OF PREMIUM TERM INSURANCE AGREEMENT



          This Agreement provides term insurance equivalent to the sum of all premiums paid under the Policy up to the most recent monthly anniversary. The cost of insurance charges for the Agreement includes the cost of insurance charges for the term insurance provided under the Agreement. The cost of insurance rates for the Agreement are based on the age, gender (in some states) and rate class of the insureds. The rates will not exceed the rates shown for the Agreement in the Additional Policy Specifications section of the Policy. You may add this Agreement to your base Policy only at the time you purchase your Policy. This Agreement is not available if you choose the Guaranteed Continuation of Policy Rider. This benefit is subject to the provisions in the Agreement.


ESTATE PRESERVATION SUPPLEMENTAL TERM INSURANCE AGREEMENT

          This Agreement provides a supplemental term insurance benefit on the death of the last insured under the Policy. The cost of insurance rates for the Agreement are based on the age, gender (in some states) and rate class of the insureds. The rates will not exceed the rates shown for the Agreement in the Additional Policy Specifications section of the Policy. You may add this Agreement to your base Policy only at the time you purchase your Policy. This Agreement is not available if you choose the Guaranteed Continuation of Policy Rider. This benefit is subject to the provisions in the Agreement.

SUPPLEMENTAL TERM INSURANCE AGREEMENT

          This Agreement adds last survivor term insurance to the death benefit provided under the Policy. The rider modifies the death benefit options as provided in the Policy as follows:

          Option 1: The death benefit is the greater of (a) the sum of the amount of insurance specified in the Policy and the amount of term insurance added by the rider or (b) the "applicable percentage" of the policy value on the date of death of the last insured to die.

          Option 2: The death benefit is the greater of (a) the sum of the amount of insurance specified in the Policy, the amount of term insurance added by the rider, and the policy value on the date of death of the last insured to die or (b) the "applicable percentage" of the policy value on the date of death of the last insured to die.

          Additional information on the death benefit options may be found under HOW MUCH LIFE INSURANCE DOES THE POLICY PROVIDE? in this prospectus.

          The amount of term insurance added by the Agreement may, upon written application and receipt by us of satisfactory evidence of insurability, be increased by no less than $10,000.

          The monthly deductions under the Policy may include a mortality and expense risk face amount charge (monthly per $1,000 of specified amount of charge for policies issued in Maryland) applied to the amount of term insurance added to the Policy by the Agreement. We are not currently applying the charge to term insurance added by the Agreement, but may do so in the future. If a mortality and expense risk face amount charge (monthly per $1,000 of specified amount of charge for policies issued in Maryland) is applied to term insurance added by the Agreement, it will not exceed the charges shown in the Additional Policy Specifications in the Policy. Guaranteed maximum mortality and expense risk face amount charges (monthly per $1,000 of specified amount of charge for policies issued in Maryland) for term insurance added by the Agreement are shown in Appendix B.

          The monthly deductions under the Policy will include a cost of insurance charge for the term insurance added by the Agreement. The cost of insurance rates for the term insurance based on attained age, gender (in some states) and rate class of each insured, will not exceed those shown for the Agreement in the Additional Policy Specifications in the Policy.

          It may be to your economic advantage to add life insurance protection to the Policy through the Agreement. The total current charges that you pay for your insurance will be less with term insurance added by the Agreement. It also should be noted, however, that the guaranteed maximum charges under the Policy will be higher with a portion of the insurance added by the Agreement than they would be if all of the insurance were provided under the base Policy.


          You may add this Agreement to your base Policy only at the time you purchase your Policy. This benefit is subject to the provisions in the Agreement.


          GENERAL RULES AND LIMITATIONS

          Additional rules and limitations apply to these supplemental benefits. All supplemental benefits may not be available in your state. Please ask your authorized Penn Mutual representative for further information or contact our office.

WHAT IS A POLICY LOAN?

          You may borrow up to 95% of your cash surrender value. The minimum amount you may borrow is $250.

          Interest charged on a policy loan is 4.0% and is payable at the end of each policy year. If interest is not paid when due, it is added to the loan. A policy loan does not reduce your policy value. An amount equivalent to the loan is withdrawn from subaccounts of the Separate Account and the fixed interest option on a prorated basis (unless you designate a different withdrawal allocation when you request the loan) and is transferred to a special loan account. Amounts withdrawn from the investment options cease to participate in the investment experience of the Separate Account. The special loan account is guaranteed to earn interest at 3.0% during the first ten policy years and 3.75% thereafter (4.0% thereafter in New York). On a current basis, the special loan account will earn interest at 3.0% during the first ten policy years and 4.0% thereafter.

          You may repay all or part of a loan at any time. Upon repayment, an amount equal to the repayment will be transferred from the special loan account to the investment options you specify. If you do not specify the allocation for the repayment, the amount will be allocated in accordance with your current standing allocation instructions.

          If your Policy lapses (see WHAT PAYMENTS MUST BE PAID UNDER THE POLICY?) and you have a loan outstanding under the Policy, you may have to pay federal income tax on the amount of the loan, to the extent there is gain in the Policy. See HOW IS THE POLICY TREATED UNDER FEDERAL INCOME TAX LAW? in this prospectus.

          The amount of any loan outstanding under your Policy on the death of the last insured to die will reduce the amount of the death benefit by the amount of such loan.

          If you want a payment to us to be used as a loan repayment, you must include instructions to that effect. Otherwise, all payments will be assumed to be premium payments.

HOW CAN I WITHDRAW MONEY FROM THE POLICY?

FULL SURRENDER

          You may surrender your Policy in full at any time. If you do, we will pay you the policy value, less any policy loan outstanding and less any surrender charge that then applies. This is called your "net cash surrender value."

PARTIAL SURRENDER

          You may partially surrender your Policy for the net cash surrender value, subject to the following conditions:

          - the net cash surrender value remaining in the Policy after the partial surrender must exceed $1,000;

          - no more than four partial surrenders may be made in a policy year;

          -    each partial surrender must be at least $250;

          - a partial surrender may not be made from an investment option if the amount remaining under the option is less than $250; and

          - the partial surrender may not reduce the specified amount of insurance under your Policy to less than $200,000.


          If you elect Death Benefit Option 1 (see HOW MUCH LIFE INSURANCE DOES THE POLICY PROVIDE? in this prospectus), a partial surrender may reduce your specific amount of insurance - by the amount by which the partial surrender exceeds the difference between (a) the death benefit provided under the Policy and (b) the specified amount of insurance.


          Partial surrenders reduce the policy value and net cash surrender value by the amount of the partial surrender.

          Partial surrenders will be deducted from subaccounts of the Separate Account and the fixed account in accordance with your directions. In the absence of such direction, the partial surrender will be deducted from subaccounts and/or the fixed account on a pro-rata basis.

CAN I CHOOSE DIFFERENT PAYOUT OPTIONS UNDER THE POLICY?

CHOOSING A PAYOUT OPTION

          You may choose to receive proceeds from the Policy as a single sum. This includes proceeds that become payable because of death or full surrender. Alternatively, you can elect to have proceeds of $5,000 or more applied to any of a number of other payment options as set forth in your Policy, including payment of interest on the proceeds payable, interest income, income for a fixed period, life income, life income for guaranteed period, life income with refund period, joint and survivor life income. Periodic payments may not be less than $50 each.

CHANGING A PAYMENT OPTION

          You can change the payment option at any time before the proceeds are payable. If you have not made a choice, the payee may change the payment option within the period specified in the Policy. The person entitled to the proceeds may elect a payment option as set forth in the Policy.

TAX IMPACT OF CHOOSING A PAYMENT OPTION

          There may be tax consequences to you or your beneficiary depending upon which payment option is chosen. You should consult a qualified tax adviser before making that choice.

HOW IS THE POLICY TREATED UNDER FEDERAL INCOME TAX LAW?

          Death benefits paid under contracts that qualify as life insurance policies under federal income tax law are not subject to income tax. Investment gains credited to such policies are not subject to income tax as long as they remain in the Policy. Assuming your Policy is not treated as a "modified endowment contract" under federal income tax law, distributions from the Policy are generally treated as first the return of investments in the Policy and then, only after the return of all investment in the Policy, as distribution of taxable income. Amounts borrowed under the Policy also are not generally subject to federal income tax at the time of the borrowing. An exception to this general rule occurs in the case of a decrease in the Policy's death benefit or any other change that reduces benefits under the Policy in the first 15 years after the Policy is issued and that results in a cash distribution to the owner in order for the Policy to continue qualifying as life insurance. Such a cash distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the Policy) under rules prescribed in Section 7702 of the Internal Revenue Code of 1986, as amended (the "Code").

          To qualify as a life insurance contract under federal income tax law, your Policy must meet the definition of a life insurance contract which is set forth in Section 7702 of the Code. The manner in which Section 7702 should be applied to certain features of the Policy offered in this prospectus is not directly addressed by Section 7702 or any guidance issued to date under Section 7702. Nevertheless, Penn Mutual believes it is reasonable to conclude that the Policy will meet the Section 7702 definition of a life insurance contract. In the absence of final regulations or other pertinent interpretations of Section 7702, however, there is necessarily some uncertainty as to whether a Policy will meet the statutory life insurance contract definition, particularly if it insures a substandard risk. If a Policy were determined not to be a life insurance contract for purposes of Section 7702, such contract would not provide most of the tax advantages normally provided by a life insurance contract.

          If it is subsequently determined that the Policy does not satisfy
Section 7702, we may take whatever steps that are appropriate and reasonable to comply with Section 7702. For these reasons, we reserve the right to restrict policy transactions as necessary to attempt to qualify it as a life insurance contract under Section 7702.

          Section 817(h) of the Code requires that the investments of each subaccount of the Separate Account must be "adequately diversified" in accordance with Treasury regulations in order for the Policy to qualify as a life insurance contract under Section 7702 of the Code (discussed above). The Separate Account, through the funds, intends to comply with the diversification requirements prescribed in Treas. Reg. Section 1.817-5, which affect how the funds' assets are to be invested. Penn Mutual believes that the Separate Account will thus meet the diversification requirement, and Penn Mutual will monitor continued compliance with this requirement.

          The IRS has stated in published rulings that a variable life insurance policy owner will be considered the owner of the related separate account assets if the policy owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the policy owner is considered the owner of separate account assets, income and gain from the assets would be includable in the policy owner's gross income. The Treasury Department has indicated that in regulations or revenue rulings under Section 817(d), (relating to the definition of a variable life insurance policy), it will provide guidance on the extent to which policy owners may direct their investments to particular subaccounts without being treated as owners of the underlying shares. The Internal Revenue Service ("IRS") has issued Revenue Ruling 2003-91 in which it ruled that the ability to choose among 20 subaccounts and make not more than one transfer per month without charge did not result in the owner of a policy being treated as the owner of the assets in the subaccount under the investment control doctrine.



          The ownership rights under the Policies are similar to, but different in certain respects from, those described by the IRS in Revenue Ruling 2003-91 and other rulings in which it was determined that policy owners were not owners of the subaccount assets. Although we do not believe this to be the case, these differences could result in Policy owners being treated as the owners of the assets of the subaccounts under the Policies. We, therefore, reserve the right to modify the Policies as necessary to attempt to prevent the owners of the Policies from being considered the owners of a pro rata share of the assets of the subaccounts under the Policies. In addition, it is possible that when regulations or additional rulings are issued, the Policies may need to be modified to comply with them.


IRC QUALIFICATION

          Your Policy will be treated as a life insurance contract under federal income tax law if it passes either one or the other of two tests -- a cash value accumulation test or a guideline premium/cash value corridor test. At the time of issuance of the Policy, you choose which test you want to be applied. It may not thereafter be changed. If you do not choose the test to be applied to your Policy, the Guideline Premium/Cash Value Corridor Test will be applied.

          - Cash Value Accumulation Test - Under the terms of the Policy, the policy value may not at any time exceed the net single premium cost (at any such time) for the benefits promised under the Policy.

          - Guideline Premium/Cash Value Corridor Test - The Policy must at all times satisfy a guideline premium requirement and a cash value corridor requirement. Under the guideline premium requirement, the sum of the premiums paid under the policy may not at any time exceed the greater of the guideline single premium or the sum of the guideline level premiums, for the benefits promised under the Policy. Under the cash value corridor requirement, the death benefit at any time must be equal to or greater than the applicable percentage of policy value specified in the Internal Revenue Code.

          The Cash Value Accumulation Test does not limit the amount of premiums that may be paid under the Policy. If you desire to pay premiums in excess of those permitted under the Guideline Premium/Cash Value Corridor Test, you should consider electing to have your Policy qualify under the Cash Value Accumulation Test. However, any premium that would increase the net amount at risk is subject to evidence of insurability satisfactory to us. Required increases in the minimum death benefit due to growth in the policy value will generally be greater under the Cash Value Accumulation Test than under the Guideline Premium/Cash Value Corridor Test.

          The Guideline Premium/Cash Value Corridor Test limits the amount of premium that may be paid under the Policy. If you do not desire to pay premiums in excess of those permitted under Guideline Premium/Cash Value Corridor Test limitations, you should consider electing to have your Policy qualify under the Guideline Premium/Cash Value Corridor Test.

MODIFIED ENDOWMENT CONTRACTS

          The Internal Revenue Code establishes a class of life insurance contracts designated as "modified endowment contracts," which applies to Policies entered into or materially changed after June 20, 1988.

          Due to the Policy's flexibility, classification as a modified endowment contract will depend on the individual circumstances of each Policy. In general, a Policy will be a modified endowment contract if the accumulated premiums paid at any time during the first seven policy years exceeds the sum of the net level premiums which would have been paid on or before such time if the Policy provided for paid-up future benefits after the payment of seven level annual premiums. The determination of whether a Policy will be a modified endowment contract after a material change generally depends upon the relationship of the death benefit and policy value at the time of such change and the additional premiums paid in the seven years following the material change. At the time a premium is credited which would cause the Policy to become a modified endowment contract, we will notify you that unless a refund of the excess premium (with interest) is requested, your Policy will become a modified endowment contract. You will have 30 days after receiving such notification to request the refund.

          All Policies that we or our affiliate issues to the same owner during any calendar year, which are treated as modified endowment contracts, are treated as one modified endowment contract for purposes of determining the amount includable in the gross income under Section 72(e) of the Code.

          The rules relating to whether your Policy will be treated as a modified endowment contract are complex and make it impracticable to adequately describe in the limited confines of this summary. Therefore, you may wish to consult with a competent advisor to determine whether a policy transaction will cause the Policy to be treated as a modified endowment contract.

          Policies classified as a modified endowment contract will be subject to the following tax rules. First, all distributions, including distributions upon surrender and partial withdrawals from such a Policy are treated as ordinary income subject to tax up to the amount equal to the excess (if any) of the policy value immediately before the distribution over the investment in the Policy (described below) at such time. Second, loans taken from or secured by, such a Policy are treated as distributions from such a Policy and taxed accordingly. Past due loan interest that is added to the loan amount will be treated as a loan. Third, a 10 percent additional income tax is imposed on the portion of any distribution from, or loan taken from or secured by such a Policy that is included in income except where the distribution or loan is made on or after the owner attains age 59 1/2, is attributable to the owner's becoming totally and permanently disabled, or is part of a series of substantially equal periodic payments for the life (or life expectancy) of the owner or the joint lives (or joint life expectancies) of the owner and the owner's Beneficiary.

POLICY LOAN INTEREST

          Generally, personal interest paid on a loan under a Policy which is owned by an individual is not deductible. In addition, interest on any loan under a Policy owned by a taxpayer and covering the life of any individual will generally not be tax deductible. The deduction of interest on policy loans may also be subject to the restrictions of Section 264 of the Code. An owner should consult a tax adviser before deducting any interest paid in respect of a policy loan.

INVESTMENT IN THE POLICY

          Investment in your Policy means: (i) the aggregate amount of any premiums or other consideration paid for a Policy, minus (ii) the aggregate amount received under the Policy which is excluded from gross income of the owner (except that the amount of any loan from, or secured by, a Policy that is a modified endowment contract, to the extent such amount is excluded from gross income, will be disregarded), plus (iii) the amount of any loan from, or secured by, a Policy that is a modified endowment contract to the extent that such amount is included in the gross income of the owner.

TAXATION OF POLICY SPLIT OPTION AGREEMENT


          The Policy Split Option Agreement that we offer permits a Policy to be split into two other life policies upon the occurrence of a divorce of the joint insureds or certain changes in federal estate tax law. A Policy split could have adverse tax consequences. For example, it is not clear whether a Policy split will be treated as a nontaxable exchange under Sections 1031, 1035 or 1041 of the Code. If a Policy split is not treated as a nontaxable exchange, a split could result in the recognition of taxable income in an amount up to any gain in the Policy at the time of the split. In addition, it is not clear whether, in all circumstances, the individual policies that result from a Policy split would be treated as life insurance contracts for federal income tax purposes and, if so treated, whether the individual contracts would be classified as modified endowment contracts. Before you exercise rights provided by the Policy split option, it is important that you consult with a competent tax advisor regarding the possible tax consequences of a Policy split.



TAX CONSEQUENCES OF THE GUARANTEED OPTION TO EXTEND MATURITY DATE



          The Option to Extend Maturity Date that we offer allows the policy owner to extend the original maturity date by 20 years. An extension of maturity could have adverse tax consequences. Before you exercise your rights under this option, you should consult with a competent tax advisor regarding the possible tax consequences of an extension of maturity.


OTHER TAX CONSIDERATIONS

          The transfer of your Policy or the designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate and generation-skipping transfer taxes. For example, the transfer of the Policy to, or the designation as beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation of the owner, may have generation skipping transfer tax considerations under Section 2601 of the Code.

          The individual situation of each owner or beneficiary will determine the extent, if any, to which federal, state and local transfer taxes may be imposed. Consult with your tax adviser for specific information in connection with these taxes.


          The foregoing is a summary of the federal income tax considerations associated with the Policy and does not purport to cover all possible situations. The summary is based on our understanding of the present federal income tax laws as they are currently interpreted by the IRS. The summary is not intended as tax advice. No representation is made as to the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS.

ARE THERE OTHER CHARGES THAT PENN MUTUAL COULD DEDUCT IN THE FUTURE?

          We currently make no charge against policy values to pay federal income taxes on investment gains. However, we reserve the right to do so in the event there is a change in the tax laws. We currently do not expect that any such charge will be necessary.

          Under current laws, we may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, we reserve the right to make such deductions for such taxes.

HOW DO I COMMUNICATE WITH PENN MUTUAL?

GENERAL RULES

          You may mail all checks and money orders for premium payments to The Penn Mutual Life Insurance Company, Payment Processing Center, P.O. Box 7460, Philadelphia, Pennsylvania, 19101-7460, or express all checks and money orders to The Penn Mutual Life Insurance Company, Payment Processing Center, L/B 7460, Route 38 & East Gate Drive, Moorestown, NJ 08057.

          Certain requests pertaining to your Policy must be made in writing and be signed and dated by you. They include the following:

          - policy loans in excess of $25,000, and full and partial surrenders;

          -    change of death benefit option;

          -    changes in specified amount of insurance;

          -    change of beneficiary;

          -    election of payment option for policy proceeds;

          -    tax withholding elections; and

          -    grant of telephone transaction privilege to a third party.

          You should mail or express these requests to our office. You should also send notice of the insured person's death and related documentation to our office. Communications are not treated as "received" until such time as they have arrived at our office in proper form. Any communication that arrives after the close of our business day, or on a day that is not a business day, will be considered "received" by us on the next following business day. Our business day currently ends at 5:00 p.m. Eastern Time, but special circumstances (such as suspension of trading on a major exchange) may dictate an earlier closing time.

          We have special forms that must be used for a number of the requests mentioned above. You can obtain these forms from your Penn Mutual representative or by calling our office at 800-523-0650. Each communication to us must include your name, your policy number and the name of the insured person. We cannot process any request that does not include this required information.

TELEPHONE TRANSACTIONS


          You or the agent of record (pursuant to your instructions) may request transfers among investment options and may change allocations of future premium payments by calling our office. In addition, if you complete a special authorization form, you may authorize a third person, other than the agent of record, to act on your behalf in giving us telephone transfer instructions. We will not be liable for following transfer instructions, including instructions from the agent of record, communicated by telephone that we reasonably believe to be genuine. We also reserve the right to suspend or terminate the privilege altogether at any time. We may require certain identifying information to process a telephone transfer.


WHAT IS THE TIMING OF TRANSACTIONS UNDER THE POLICY?


          Planned premium payments and unplanned premium payments which do not require evaluation of additional insurance risk will be credited to the Policy and the net premium will be allocated to the subaccounts of the Separate Account based on values at the end of the valuation period in which we receive the payment. A valuation period is the same as the valuation period of the shares of the funds held in subaccounts of the Separate Account. Loan, partial surrender and full surrender transactions will be based on values at the end of the valuation period in which we receive all required instructions and necessary documentation. In order to receive a day's closing price, instructions sent by facsimile transmission must be received by our fax server prior to the close of regular trading on that day. Telephone instructions must be received in full, containing all required information and confirmed back to the caller prior to the close of regular trading in order to receive that day's closing price. Death benefits will be based on values as of the date of death.


          We will ordinarily pay the death benefit, loan proceeds and partial or full surrender proceeds, within seven days after receipt at our office of all the documents required for completion of the transaction.

          We may defer making a payment or transfer from a variable account investment option if (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists; or (2) the SEC by order permits postponement of payment to protect our policy owners.

          We may also defer making a payment or transfer from the fixed interest option for up to six months from the date we receive the written request. However, we will not defer payment of a partial surrender or policy loan requested to pay a premium due on a Penn Mutual Policy. If a payment from the fixed interest option is deferred for 30 days or more, it will bear interest at a rate of 3.0% per year compounded annually while it is deferred.

HOW DOES PENN MUTUAL COMMUNICATE WITH ME?

          At least once each year we will send a report to you showing your current policy values, premiums paid and deductions made since the last report, any outstanding policy loans, and any additional premiums permitted under your Policy. We will also send to you an annual and a semi-annual report for each Fund underlying a subaccount to which you have allocated your policy value, as required by the 1940 Act. In addition, when you pay premiums, or if you borrow money under your Policy, transfer amounts among the investment options or make partial surrenders, we will send a written confirmation to you. Information on Dollar Cost Averaging, Automatic Asset Rebalancing, and pre-authorized check payments will be confirmed on a quarterly statement.

DO I HAVE THE RIGHT TO CANCEL THE POLICY?

          You have the right to cancel your Policy within 10 days after you receive it (or longer in some states). This is referred to as the "free look" period. To cancel your Policy, simply deliver or mail the Policy to our office or to our representative who delivered the Policy to you.

          In most states, you will receive a refund of your policy value as of the date of cancellation plus the premium charge and the monthly deductions. The date of cancellation will be the date we receive the Policy.

          In some states, you will receive a refund of any premiums you have paid. In these states money held under your Policy will be allocated to the Penn Series Money Market Fund subaccount during the "free look" period. At the end of the period, the money will be transferred to the investment options you have chosen.

                     THE PENN MUTUAL LIFE INSURANCE COMPANY

          Penn Mutual is a Pennsylvania mutual life insurance company. We were chartered in 1847 and have been continuously engaged in the life insurance business since that date. We issue and sell life insurance and annuities in all 50 states and the District of Columbia. Our corporate headquarters are located at 600 Dresher Road, Horsham, Pennsylvania, 19044, a suburb of Philadelphia. Our mailing address is The Penn Mutual Life Insurance Company, Philadelphia, Pennsylvania, 19172.

                       PENN MUTUAL VARIABLE LIFE ACCOUNT I

          We established Penn Mutual Variable Life Account I (the "Separate Account") as a separate investment account under Pennsylvania law on January 27, 1987. The Separate Account is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and qualifies as a "separate account" within the meaning of the federal securities laws.

          Net premiums received under the Policy and under other variable life insurance policies are allocated to subaccounts of the Separate Account for investment in investment funds. They are allocated in accordance with instructions from policy owners.

          Income, gains and losses, realized or unrealized, in a subaccount are credited or charged without regard to any other income, gains or losses of Penn Mutual. Assets equal to the reserves and other contract liabilities with respect to the investments held in each subaccount are not chargeable with liabilities arising out of any other business or account of Penn Mutual. If the assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits provided under the Policies.

          If investment in shares of a fund should no longer be possible or, if in our judgment, becomes inappropriate to the purposes of the Policies, or, if in our judgment, investment in another fund is in the interest of owners, we may substitute another fund. No substitution may take place without notice to owners and prior approval of the SEC and insurance regulatory authorities, to the extent required by the 1940 Act and applicable law.

                      VOTING SHARES OF THE INVESTMENT FUNDS

          We are the legal owner of shares of the funds and as such have the right to vote on all matters submitted to shareholders of the funds. However, as required by law, we will vote shares held in the Separate Account at meetings of shareholders of the funds in accordance with instructions received from owners. Should the applicable federal securities laws, regulations or interpretations thereof change so as to permit us to vote shares of the funds in our own right, we may elect to do so.

          To obtain voting instructions from owners, before a meeting we will send owners voting instruction material, a voting instruction form and any other related material. The number of shares for which an owner may give voting instructions is currently determined by dividing the portion of the owner's policy value allocated to the Separate Account by the net asset value of one share of the applicable fund. Fractional votes will be counted. The number of votes for which an owner may give instructions will be determined as of a date chosen by Penn Mutual but not more than 90 days prior to the meeting of shareholders. Shares for which no timely instructions are received will be voted by Penn Mutual in the same proportion as those shares for which voting instructions are received.

          We may, if required by state insurance officials, disregard owner voting instructions if such instructions would require shares to be voted so as to cause a change in sub-classification or investment objectives of one or more of the funds, or to approve or disapprove an investment advisory agreement. In addition, we may under certain circumstances disregard voting instructions that would require changes in the investment policy or investment adviser of one or more of the funds, provided that we reasonably disapprove of such changes in accordance with applicable federal regulations. If we ever disregard voting instructions, we will advise owners of that action and of our reasons for such action in the next semiannual report. Finally, we reserve the right to modify the manner in which we calculate the weight to be given to pass-through voting instructions where such a change is necessary to comply with current federal regulations or the current interpretation thereof.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

          PricewaterhouseCoopers LLP serves as independent registered public accounting firm for Penn Mutual and the Separate Account. Their offices are located at 2001 Market Street, Suite 1700, Philadelphia, PA 19103.

                                  LEGAL MATTERS

          Morgan, Lewis & Bockius LLP of Philadelphia, Pennsylvania, has provided advice on certain matters relating to the federal securities laws and the offering of the Policies.

                            DISTRIBUTION ARRANGEMENTS

          Penn Mutual has a distribution agreement with Hornor, Townsend & Kent, Inc. ("HTK") to act as principal underwriter for the distribution and sale of the Policies. HTK is affiliated with Penn Mutual and is located at 600 Dresher Road, suite C1C, in Horsham, Pennsylvania, 19044. HTK sells the Policies through its sales representatives. HTK has also entered into selling agreements with other broker-dealers who in turn sell the Policies through their sales representatives. HTK is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").


          Penn Mutual enters into selling agreements with HTK and other broker-dealers whose registered representatives are authorized by state insurance and securities departments to solicit applications for the Policies. Sales and renewal compensation are paid to these broker-dealers for soliciting applications as premium-based commission, asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two. Registered representatives may be paid commissions on Policies they sell in amounts up to 50% of first year premiums of sales, 3% on premiums paid during the second through fifteenth policy years, and 2% on premiums paid after the first fifteen policy years. In lieu of the renewal commissions just described, registered representatives can opt to receive 1% of premiums paid during the second through tenth policy years, 0% of the premiums paid after the first ten policy years, and an asset-based commission equivalent to an annualized rate of 0.10% of net policy value during the second through tenth policy years, and a 0.25% of net policy value after the first ten policy years.


          In addition to or partially in lieu of commission, Penn Mutual may also make override payments and pay expense allowances and reimbursements, bonuses, wholesaler fees, and training and marketing allowances. Such payments may offset broker-dealer expenses in connection with activities they are required to perform, such as educating personnel and maintaining records. Registered representatives may also receive non-cash compensation such as expense-paid educational or training seminars involving travel within and outside the U.S. or promotional merchandise.

          Such additional compensation may give Penn Mutual greater access to registered representatives of the broker-dealers that receive such compensation. While this greater access provides the opportunity for training and other educational programs so that your registered representative may serve you better, this additional compensation also may afford Penn Mutual a "preferred" status at the recipient broker-dealer (along with other product vendors that provide similar support) and offer some other marketing benefit such as website placement, access to registered representative lists, extra marketing assistance, or other heightened visibility and access to the broker-dealer's sales force that otherwise influences the way that the broker-dealer and the registered representative market the Policies.

          Finally, within certain limits imposed by the NASD, registered representatives who are associated with HTK, as a Penn Mutual broker-dealer affiliate, may qualify for sales incentive programs and other benefits sponsored by Penn Mutual. These HTK registered representatives are also agents of Penn Mutual and upon achievement of specified annual sales goals may be eligible for compensation in addition to the amounts stated above, including bonuses, fringe benefits, financing arrangements, conferences, trips, prizes and awards.

          All of the compensation described in this section, and other compensation or benefits provided by Penn Mutual or its affiliates, may be more or less than the overall compensation on similar or other products and may influence your registered representative or broker-dealer to present this Policy rather than other investment options.

          Individual registered representatives typically receive a portion of the compensation that is paid to the broker-dealer in connection with the Policy, depending on the agreement between the registered representative and their broker-dealer firm. Penn Mutual is not involved in determining that compensation arrangement, which may present its own incentives or conflicts. You may ask your registered representative how he/she will be compensated for the transaction.

                              FINANCIAL STATEMENTS


          The financial statements of the Separate Account and the consolidated financial statements of Penn Mutual appear in a statement of additional information, which may be obtained from The Penn Mutual Life Insurance Company,
Attn: SAI request, Philadelphia, PA, 19172. Or you can call toll-free at 1-800-523-0650. The consolidated financial statements of Penn Mutual should be distinguished from any financial statements of the Separate Account and should be considered only as bearing upon Penn Mutual's ability to meet its obligations under the Policies.

APPENDIX A

                 MORTALITY AND EXPENSE RISK FACE AMOUNT CHARGES
             CURRENT MONTHLY RATES PER $1,000 OF INITIAL FACE AMOUNT

AVERAGE ISSUE AGE OF INSUREDS   RATE
-----------------------------   ----
              20                0.04
              25                0.05
              30                0.07
              35                0.09
              40                0.11
              45                0.13
              50                0.16
              55                0.18
              60                0.20
              65                0.22
              70                0.24
              75                0.26
              80                0.28
              83                0.29

                 MORTALITY AND EXPENSE RISK FACE AMOUNT CHARGES
           GUARANTEED MONTHLY RATES PER $1,000 OF INITIAL FACE AMOUNT

AVERAGE ISSUE AGE OF INSUREDS   RATE
-----------------------------   ----
              20                0.14
              25                0.15
              30                0.17
              35                0.19
              40                0.21
              45                0.23
              50                0.26
              55                0.28
              60                0.30
              65                0.32
              70                0.34
              75                0.36
              80                0.38
              83                0.39

Representative figures shown. For issue ages not listed, please ask your registered representative.

APPENDIX B

                 MORTALITY AND EXPENSE RISK FACE AMOUNT CHARGES
           GUARANTEED MONTHLY RATES PER $1,000 OF INITIAL FACE AMOUNT
                        SUPPLEMENTAL TERM INSURANCE RIDER

AVERAGE ISSUE AGE OF INSUREDS   RATE
-----------------------------   -----
              20                0.19
              25                0.20
              30                0.22
              35                0.24
              40                0.26
              45                0.28
              50                0.31
              55                0.33
              60                0.35
              65                0.37
              70                0.39
              75                0.41
              80                0.43
              83                0.44

Representative figures shown. For issue ages not listed, please ask you registered representative.

APPENDIX C

                SAMPLE APPLICABLE PERCENTAGES UNDER THE GUIDELINE
                        PREMIUM/CASH VALUE CORRIDOR TEST

ATTAINED
 AGE OF
 YOUNGER
 INSURED     %
--------   ----
   0-40    250%
    41     243%
    42     236%
    43     229%
    44     222%
    45     215%
    46     209%
    47     203%
    48     197%
    49     191%
    50     185%
    51     178%
    52     171%
    53     164%
    54     157%
    55     150%
    56     146%
    57     142%
    58     138%
    59     134%
    60     130%
    61     128%
    62     126%
    63     124%
    64     122%
    65     120%
    66     119%
    67     118%
    68     117%
    69     116%
    70     115%
    71     113%
    72     111%
    73     109%
    74     107%
    75     105%
    76     105%
    77     105%
    78     105%
    79     105%
    80     105%
    81     105%
    82     105%
    83     105%
    84     105%
    85     105%
    86     105%
    87     105%
    88     105%
    89     105%
    90     105%
    91     104%
    92     103%
    93     102%
  94-99    101%

APPENDIX D

      SAMPLE APPLICABLE PERCENTAGES UNDER THE CASH VALUE ACCUMULATION TEST

                                MALE NON-TOBACCO

ATTAINED AGE      %
------------   ------
    0-19         N/A
     20        699.48%
     21        679.26%
     22        659.36%
     23        639.73%
     24        620.39%
     25        601.33%
     26        582.53%
     27        564.06%
     28        545.97%
     29        528.29%
     30        511.04%
     31        494.24%
     32        477.93%
     33        462.11%
     34        446.78%
     35        431.94%
     36        417.61%
     37        403.76%
     38        390.40%
     39        377.52%
     40        365.11%
     41        353.15%
     42        341.65%
     43        330.57%
     44        319.91%
     45        309.63%
     46        299.75%
     47        290.24%
     48        281.10%
     49        272.29%
     50        263.82%
     51        255.67%
     52        247.84%
     53        240.32%
     54        233.12%
     55        226.22%
     56        219.61%
     57        213.30%
     58        207.25%
     59        201.45%
     60        195.91%
     61        190.60%
     62        185.53%
     63        180.70%
     64        176.09%
     65        171.71%
     66        167.55%
     67        163.60%
     68        159.83%
     69        156.24%
     70        152.83%
     71        149.57%
     72        146.49%
     73        143.58%
     74        140.85%
     75        138.30%
     76        135.91%
     77        133.67%
     78        131.57%
     79        129.58%
     80        127.70%
     81        125.91%
     82        124.22%
     83        122.64%
     84        121.17%
     85        119.81%
     86        118.55%
     87        117.38%
     88        116.28%
     89        115.23%
     90        114.21%
     91        113.20%
     92        112.17%
     93        111.08%
     94        109.92%
     95        108.65%
     96        107.27%
     97        105.80%
     98        104.25%
     99        102.60%
    100        100.00%

                               FEMALE NON-TOBACCO

ATTAINED AGE      %
------------   ------
    0-19         N/A
     20        796.54%
     21        771.20%
     22        746.54%
     23        722.57%
     24        699.24%
     25        676.63%
     26        654.62%
     27        633.28%
     28        612.56%
     29        592.47%
     30        572.99%
     31        554.12%
     32        535.83%
     33        518.10%
     34        500.93%
     35        484.36%
     36        468.31%
     37        452.83%
     38        437.93%
     39        423.58%
     40        409.78%
     41        396.51%
     42        383.77%
     43        371.51%
     44        359.71%
     45        348.34%
     46        337.38%
     47        326.82%
     48        316.63%
     49        306.81%
     50        297.34%
     51        288.22%
     52        279.43%
     53        270.97%
     54        262.85%
     55        255.03%
     56        247.50%
     57        240.24%
     58        233.24%
     59        226.46%
     60        219.89%
     61        213.54%
     62        207.41%
     63        201.52%
     64        195.89%
     65        190.51%
     66        185.37%
     67        180.47%
     68        175.76%
     69        171.23%
     70        166.87%
     71        162.66%
     72        158.63%
     73        154.80%
     74        151.16%
     75        147.74%
     76        144.52%
     77        141.49%
     78        138.64%
     79        135.95%
     80        133.39%
     81        130.98%
     82        128.71%
     83        126.58%
     84        124.60%
     85        122.77%
     86        121.08%
     87        119.50%
     88        118.03%
     89        116.64%
     90        115.32%
     91        114.03%
     92        112.76%
     93        111.49%
     94        110.17%
     95        108.79%
     96        107.34%
     97        105.82%
     98        104.26%
     99        102.60%
    100        100.00%

      SAMPLE APPLICABLE PERCENTAGES UNDER THE CASH VALUE ACCUMULATION TEST

                                  MALE TOBACCO

ATTAINED AGE      %
------------   ------
     0-19        N/A
      20       567.36%
      21       551.35%
      22       535.65%
      23       520.14%
      24       504.81%
      25       489.67%
      26       474.70%
      27       459.94%
      28       445.46%
      29       431.30%
      30       417.48%
      31       404.05%
      32       391.02%
      33       378.39%
      34       366.17%
      35       354.36%
      36       342.96%
      37       331.98%
      38       321.41%
      39       311.26%
      40       301.52%
      41       292.18%
      42       283.23%
      43       274.66%
      44       266.46%
      45       258.59%
      46       251.07%
      47       243.85%
      48       236.93%
      49       230.29%
      50       223.92%
      51       217.79%
      52       211.94%
      53       206.34%
      54       201.00%
      55       195.91%
      56       191.05%
      57       186.43%
      58       182.01%
      59       177.78%
      60       173.72%
      61       169.84%
      62       166.14%
      63       162.61%
      64       159.26%
      65       156.08%
      66       153.08%
      67       150.23%
      68       147.52%
      69       144.93%
      70       142.45%
      71       140.09%
      72       137.84%
      73       135.71%
      74       133.71%
      75       131.84%
      76       130.10%
      77       128.48%
      78       126.96%
      79       125.52%
      80       124.15%
      81       122.84%
      82       121.59%
      83       120.42%
      84       119.32%
      85       118.30%
      86       117.35%
      87       116.44%
      88       115.56%
      89       114.71%
      90       113.85%
      91       112.97%
      92       112.04%
      93       111.02%
      94       109.89%
      95       108.65%
      96       107.27%
      97       105.80%
      98       104.25%
      99       102.60%
     100       100.00%

                                 FEMALE TOBACCO

ATTAINED AGE      %
------------   ------
     0-19        N/A
      20       700.22%
      21       677.90%
      22       656.20%
      23       635.13%
      24       614.65%
      25       594.81%
      26       575.52%
      27       556.84%
      28       538.74%
      29       521.19%
      30       504.21%
      31       487.80%
      32       471.91%
      33       456.54%
      34       441.67%
      35       427.33%
      36       413.45%
      37       400.10%
      38       387.29%
      39       375.01%
      40       363.24%
      41       351.98%
      42       341.22%
      43       330.93%
      44       321.06%
      45       311.58%
      46       302.46%
      47       293.69%
      48       285.25%
      49       277.11%
      50       269.27%
      51       261.73%
      52       254.46%
      53       247.46%
      54       240.74%
      55       234.28%
      56       228.06%
      57       222.06%
      58       216.25%
      59       210.60%
      60       205.10%
      61       199.75%
      62       194.58%
      63       189.59%
      64       184.82%
      65       180.27%
      66       175.93%
      67       171.78%
      68       167.79%
      69       163.93%
      70       160.19%
      71       156.56%
      72       153.07%
      73       149.74%
      74       146.59%
      75       143.63%
      76       140.85%
      77       138.24%
      78       135.78%
      79       133.44%
      80       131.22%
      81       129.11%
      82       127.12%
      83       125.23%
      84       123.48%
      85       121.86%
      86       120.34%
      87       118.94%
      88       117.61%
      89       116.35%
      90       125.11%
      91       113.90%
      92       112.70%
      93       111.46%
      94       110.17%
      95       108.79%
      96       107.34%
      97       105.82%
      98       104.26%
      99       102.60%
     100       100.00%

                       STATEMENT OF ADDITIONAL INFORMATION


          A free copy of the Statement of Additional Information ("SAI"), dated May 1, 2007, which includes financial statements of Penn Mutual and the Separate Account, and additional information on Penn Mutual, the Separate Account and the Policy, may be obtained from The Penn Mutual Life Insurance Company, Attn: SAI request, Philadelphia, PA, 19172. Or you can call toll-free at 1-800-523-0650. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.


          In addition, you can also request, free of charge, a personalized illustration of death benefits, cash surrender values and cash values by contacting The Penn Mutual Life Insurance Company, Customer Service Group, Philadelphia, PA, 19172. Or you can call toll-free at 1-800-523-0650.


          Information about the Penn Mutual Variable Life Account I, including the SAI, may be obtained from the Securities and Exchange Commission in any of the following ways: (1) in person: you may review and copy documents in the Commission's Public Reference Room in Washington, D.C. (for information call 1-202-551-8090); (2) on-line: you may retrieve information from the Commission's web site at "http://www.sec.gov"; or (3) by mail: you may request documents, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov or by writing to Securities Exchange Commission, Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-0102.

Penn Mutual Variable Life Account I's Investment Company Act registration number is 811-05006.

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR

                          VARIABLE ESTATEMAX II and III

                each a last survivor flexible premium adjustable
                    variable life insurance policy issued by

                     THE PENN MUTUAL LIFE INSURANCE COMPANY

                               and funded through

                       PENN MUTUAL VARIABLE LIFE ACCOUNT I

                     The Penn Mutual Life Insurance Company

                             Philadelphia, PA 19172

                                  800-523-0650


                                   May 1, 2007



          This Statement of Additional Information is not a prospectus. It should be read in conjunction with our Variable EstateMax II and III prospectuses dated May 1, 2007. A copy of the prospectus for either Policy is available, without charge, by writing to The Penn Mutual Life Insurance Company, Customer Service Group - C3P, Philadelphia, PA, 19172. Or, you may call, toll free, 1-800-523-0650.


                                Table of Contents

Federal Income Tax Considerations...........................................   2
Sale of the Policies........................................................   5
Performance Information.....................................................   6
Financial Statements........................................................   6

FEDERAL INCOME TAX CONSIDERATIONS

          The following summary provides a general description of the Federal income tax considerations associated with each Policy and does not purport to be complete or to cover all situations. This discussion is not intended as tax advice. Counsel or other competent tax advisors should be consulted for more complete information. This discussion is based on Penn Mutual's understanding of the present Federal income tax laws as they are currently interpreted by the Internal Revenue Service (the "IRS"). No representation is made as to the likelihood of continuation of the present Federal income tax laws or of the current interpretations by the IRS.

TAX STATUS OF EACH POLICY

          To qualify as a life insurance contract for federal income tax purposes, a Policy must meet the definition of a life insurance contract which is set forth in Section 7702 of the Internal Revenue Code of 1986, as amended (the "Code"). The manner in which Section 7702 should be applied to certain features of a Policy offered in its prospectus is not directly addressed by
Section 7702 or any guidance issued to date under Section 7702. Nevertheless, Penn Mutual believes it is reasonable to conclude that a Policy will meet the
Section 7702 definition of a life insurance contract. In the absence of final regulations or other pertinent interpretations of Section 7702, however, there is necessarily some uncertainty as to whether a Policy will meet the statutory life insurance contract definition, particularly if it insures a substandard risk. If a Policy were determined not to be a life insurance contract for purposes of Section 7702, such contract would not provide most of the tax advantages normally provided by a life insurance contract.

          If it is subsequently determined that a Policy does not satisfy
Section 7702, we may take whatever steps that are appropriate and reasonable to comply with Section 7702. For these reasons, we reserve the right to restrict Policy transactions as necessary to attempt to qualify it as a life insurance contract under Section 7702.

          Section 817(h) of the Code requires that the investments of each subaccount of the Separate Account must be "adequately diversified" in accordance with Treasury regulations in order for a Policy to qualify as a life insurance contract under Section 7702 of the Code (discussed above). The Separate Account, through the funds, intends to comply with the diversification requirements prescribed in Treas. Reg. Section 1.817-5, which affect how the funds' assets are to be invested. Penn Mutual believes that the Separate Account will thus meet the diversification requirement, and Penn Mutual will monitor continued compliance with this requirement.


The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is considered the owner of separate account assets, income and gain from the assets would be includable in the variable contract owner's gross income. The Treasury Department has indicated that in regulations or revenue rulings under Section 817(d), (relating to the definition of a variable contract), it will provide guidance on the extent to which contract owners may direct their investments to particular subaccounts without being treated as owners of the underlying shares. The Internal Revenue Service ("IRS") has issued Revenue Ruling 2003-91 in which it ruled that the ability to choose among 20 subaccounts and make not more than one transfer per month without charge did not result in the owner of a policy being treated as the owner of the assets in the subaccount under the investment control doctrine.

          The ownership rights under the Policies are similar to, but different in certain respects from, those described by the IRS in Revenue Ruling 2003-91 and other rulings in which it was determined that policy owners were not owners of the subaccount assets. Although we do not believe this to be the case, these differences could result in Policy owners being treated as the owners of the assets of the subaccounts under the Policies. We, therefore, reserve the right to modify the Policies as necessary to attempt to prevent the owners of the Policies from being considered the owners of a pro rata share of the assets of the subaccounts under the Policies. In addition, it is possible that when regulations or additional rulings are issued, the contracts may need to be modified to comply with them.


IRC QUALIFICATION

          For a Policy to be treated as a life insurance contract under the Internal Revenue Code, it must pass one of two tests -- a cash value accumulation test or a guideline premium/cash value corridor test. At the time of issuance of a Policy, you choose which test you want to be applied. It may not thereafter be changed. If you do not choose the test to be applied to your Policy, the Guideline Premium/Cash Value Corridor Test will be applied.

          - Cash Value Accumulation Test - Under the terms of a Policy, the policy value may not at any time exceed the net single premium cost (at any such time) for the benefits promised under the Policy.

          - Guideline Premium/Cash Value Corridor Test - A Policy must at all times satisfy a guideline premium requirement and a cash value corridor requirement. Under the guideline premium requirement, the sum of the premiums paid under the policy may not at any time exceed the greater of the guideline single premium or the sum of the guideline level premiums, for the benefits promised under a Policy. Under the cash value corridor requirement, the death benefit at any time must be equal to or greater than the applicable percentage of policy value specified in the Internal Revenue Code.

          The Cash Value Accumulation Test does not limit the amount of premiums that may be paid under a Policy. If you desire to pay premiums in excess of those permitted under the Guideline Premium/Cash Value Corridor Test, you should consider electing to have your Policy qualify under the Cash Value Accumulation Test. However, any premium that would increase the net amount at risk is subject to evidence of insurability satisfactory to us. Required increases in the minimum death benefit due to growth in the policy value will generally be greater under the Cash Value Accumulation Test than under the Guideline Premium/Cash Value Corridor Test.

          The Guideline Premium/Cash Value Corridor Test limits the amount of premium that may be paid under a Policy. If you do not desire to pay premiums in excess of those permitted under Guideline Premium/Cash Value Corridor Test limitations, you should consider electing to have your Policy qualify under the Guideline Premium/Cash Value Corridor Test.

          The following discussion assumes that a Policy qualifies as a life insurance contract for federal income tax purposes.

          We believe that the proceeds and cash value increases of a Policy should be treated in a manner consistent with a fixed-benefit life insurance policy for Federal income tax purposes. Thus, the death benefit under a Policy should be excludable from the gross income of the beneficiary under Section 101(a)(1) of the Code.

MODIFIED ENDOWMENT CONTRACTS

          The Internal Revenue Code establishes a class of life insurance contracts designated as "modified endowment contracts," which applies to Policies entered into or materially changed after June 20, 1988.

          Due to a Policy's flexibility, classification as a modified endowment contract will depend on the individual circumstances of each Policy. In general, a Policy will be a modified endowment contract if the accumulated premiums paid at any time during the first seven policy years exceed the sum of the net level premiums which would have been paid on or before such time if a Policy provided for paid-up future benefits after the payment of seven level annual premiums. The determination of whether a Policy will be a modified endowment contract after a material change generally depends upon the relationship of the death benefit and policy value at the time of such change and the additional premiums paid in the seven years following the material change. At the time a premium is credited which would cause a Policy to become a modified endowment contract, we will notify you that unless a refund of the excess premium (with interest) is requested, your Policy will become a modified endowment contract. You will have 30 days after receiving such notification to request the refund.

          All Policies that we or our affiliate issues to the same owner during any calendar year, which are treated as modified endowment contracts, are treated as one modified endowment contract for purposes of determining the amount includable in gross income under Section 72(e) of the Code.

          The rules relating to whether a Policy will be treated as a modified endowment contract are complex and make it impracticable to adequately describe in the limited confines of this summary. Therefore, you may wish to consult with a competent advisor to determine whether a policy transaction will cause a Policy to be treated as a modified endowment contract.

DISTRIBUTIONS FROM POLICIES CLASSIFIED AS MODIFIED ENDOWMENT CONTRACTS

          Policies classified as a modified endowment contract will be subject to the following tax rules. First, all distributions, including distributions upon surrender and partial withdrawals from such a Policy are treated as ordinary income subject to tax up to the amount equal to the excess (if any) of the policy value immediately before the distribution over the investment in the Policy (described below) at such time. Second, loans taken from or secured by, such a Policy are treated as distributions from such a Policy and taxed accordingly. Past due loan interest that is added to the loan amount will be treated as a loan. Third, a 10 percent additional income tax is imposed on the portion of any distribution from, or loan taken from or secured by, such a Policy that is included in income except where the distribution or loan is made on or after the owner attains age 59 1/2, is attributable to the owner's becoming totally and permanently disabled, or is part of a series of substantially equal periodic payments for the life (or life expectancy) of the owner or the joint lives (or joint life expectancies) of the owner and the owner's beneficiary.

DISTRIBUTIONS FROM POLICIES NOT CLASSIFIED AS MODIFIED ENDOWMENT CONTRACTS

          Distributions from a Policy that is not classified as a modified endowment contract, are generally treated as first recovering the investment in the Policy (described below) and then, only after the return of all such investment in the Policy, as distributing taxable income. An exception to this general rule occurs in the case of a decrease in a Policy's death benefit or any other change that reduces benefits under the Policy in the first 15 years after the Policy is issued and that results in a cash distribution to the owner in order for the Policy to continue complying with the Section 7702 definitional limits. Such a cash distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in a Policy) under rules prescribed in Section 7702.

          Loans from, or secured by, a Policy that is not classified as a modified endowment contract are not treated as distributions. Instead, such loans are treated as indebtedness of the owner.

          Finally, neither distributions (including distributions upon surrender) nor loans from, or secured by, a Policy that is not classified as a modified endowment contract are subject to the 10 percent additional tax.

POLICY LOAN INTEREST

          Generally, personal interest paid on a loan under a Policy which is owned by an individual is not deductible. In addition, interest on any loan under a Policy owned by a taxpayer and covering the life of any individual will generally not be tax deductible. The deduction of interest on policy loans may also be subject to the restrictions of Section 264 of the Code. An owner should consult a competent tax advisor before deducting any interest paid in respect of a policy loan.

INVESTMENT IN A POLICY

          Investment in a Policy means: (i) the aggregate amount of any premiums or other consideration paid for a Policy, minus (ii) the aggregate amount received under the Policy which is excluded from gross income of the owner (except that the amount of any loan from, or secured by, a Policy that is a modified endowment contract, to the extent such amount is excluded from gross income, will be disregarded), plus (iii) the amount of any loan from, or secured by, a Policy that is a modified endowment contract to the extent that such amount is included in the gross income of the owner.

TAXATION OF POLICY SPLIT


          The Policy Split Option Rider that we offer permits a Policy to be split into two other life policies upon the occurrence of a divorce of the joint insureds or certain changes in federal estate tax law. A policy split could have adverse tax consequences. For example, it is not clear whether a policy split will be treated as a nontaxable exchange under Sections 1031, 1035 or 1041 of the Code. If a policy split is not treated as a nontaxable exchange, a split could result in the recognition of taxable income in an amount up to any gain in the Policy at the time of the split. In addition, it is not clear whether, in all circumstances, the individual policies that result from a policy split would be treated as life insurance contracts for federal income tax purposes and, if so treated, whether the individual contracts would be classified as modified endowment contracts. Before you exercise rights provided by the Policy Split Option, it is important that you consult with a competent tax advisor regarding the possible tax consequences of a policy split.


TAX CONSEQUENCES OF THE GUARANTEED OPTION TO EXTEND MATURITY DATE

          The Guaranteed Option to Extend Maturity Date that we offer allows the policy owner to extend the original maturity date by 20 years. An extension of maturity could have adverse tax consequences. Before you exercise your rights under this option, you should consult with a competent tax advisor regarding the possible tax consequences of an extension of maturity.

OTHER TAX CONSIDERATIONS

          The transfer of a Policy or the designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate and generation-skipping transfer taxes. For example, the transfer of a Policy to, or the designation as beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation of the owner, may have generation skipping transfer tax considerations under Section 2601 of the Code.

          The individual situation of each owner or beneficiary will determine the extent, if any, to which federal, state and local transfer taxes may be imposed. Consult with your tax advisor for specific information in connection with these taxes.


          The foregoing is a summary of the federal income tax considerations associated with the Policy and does not purport to cover all possible situations. The summary is based on our understanding of the present federal income tax laws as they are currently interpreted by the IRS. The summary is not intended as tax advice. No representation is made as to the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS.


SALE OF THE POLICIES

          Hornor, Townsend & Kent, Inc. ("HTK"), a wholly-owned subsidiary of Penn Mutual, acts as a principal underwriter of the Policies on a continuous basis. HTK, located at 600 Dresher Road, Suite 4C, Horsham, Pennsylvania 19044, was organized as a Pennsylvania corporation on March 13, 1969. The offering is on a continuous basis. HTK also acts as principal underwriter for Penn Mutual Variable Annuity Account III, a separate account also established by Penn Mutual and for PIA Variable Annuity Account I, a separate account established by The Penn Insurance and Annuity Company, a wholly-owned subsidiary of Penn Mutual. HTK is a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc.


          With respect to Variable EstateMax III Policies, Penn Mutual compensated HTK in the approximate amounts of $27,906, $25,881 and $41,506 for the fiscal years ending December 31, 2006, 2005 and 2004, respectively, for its services as principal underwriter.



          With respect to Variable EstateMax II Policies, Penn Mutual compensated HTK in the approximate amounts of $5,275, $4,126 and $1,311 for the fiscal years ending December 31, 2006, 2005 and 2004, respectively, for its services as principal underwriter.


PERFORMANCE INFORMATION

          We provide performance information for the investment funds offered as investment options under a Policy. The performance information for the funds does not reflect expenses that apply to the separate account or the related insurance contracts. Inclusion of these charges would reduce the performance information.

FINANCIAL STATEMENTS

          The financial statements of the Separate Account and the consolidated financial statements of Penn Mutual appear on the following pages. The consolidated financial statements of Penn Mutual should be distinguished from any financial statements of the Separate Account and should be considered only as bearing upon Penn Mutual's ability to meet its obligations under the Policies.

PENN MUTUAL VARIABLE LIFE ACCOUNT I
STATEMENTS OF NET ASSETS - DECEMBER 31, 2006

                                                                    LIMITED
                                                     MONEY       MATURITY BOND     QUALITY      HIGH YIELD
                                      TOTAL       MARKET FUND+       FUND+        BOND FUND+    BOND FUND+
                                 --------------   ------------   -------------   -----------   -----------
INVESTMENT IN FUND SHARES
Number of Shares .............                      39,475,168        966,109      3,846,018     2,899,323
Cost .........................   $1,012,418,110    $39,475,168    $10,136,171    $40,494,534   $23,431,783

ASSETS:
Investments at market value ..   $1,081,634,128    $39,475,168    $ 9,931,601    $39,652,450   $22,846,668

LIABILITIES:
Due to The Penn Mutual Life
   Insurance Company .........   $       31,244    $       956    $       260    $     1,053   $       680
                                 --------------    -----------    -----------    -----------   -----------
NET ASSETS                       $1,081,602,884    $39,474,212    $ 9,931,341    $39,651,397   $22,845,988
                                 ==============    ===========    ===========    ===========   ===========

PENN MUTUAL VARIABLE LIFE ACCOUNT I
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2006

                                                                    LIMITED
                                                     MONEY       MATURITY BOND     QUALITY      HIGH YIELD
                                      TOTAL       MARKET FUND+       FUND+        BOND FUND+    BOND FUND+
                                 --------------   ------------   -------------   -----------   -----------
NET INVESTMENT INCOME (LOSS):
Dividends ....................    $ 15,760,904     $1,869,260       $398,282      $1,496,833    $1,278,963
EXPENSE:
Mortality and expense risk
   charges ...................      17,118,215        879,232        142,250         761,006       378,665
                                  ------------     ----------       --------      ----------    ----------
Net investment income
   (loss) ....................      (1,357,311)       990,028        256,032         735,827       900,298
                                  ------------     ----------       --------      ----------    ----------

NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON
   INVESTMENTS:
Realized gain (loss) from
   redemption of fund
   shares ....................      15,314,316             --        (22,265)       (141,037)      (81,591)
Realized gains
   distributions .............      60,989,671             --             --              --            --
                                  ------------     ----------       --------      ----------    ----------
Net realized gain (loss) from
   investment transactions ...      76,303,987             --        (22,265)       (141,037)      (81,591)
Net change in unrealized
   appreciation (depreciation)
   of investments ............      45,819,351             --         45,422         582,902       933,564
                                  ------------     ----------       --------      ----------    ----------
Net realized and unrealized
   gain (loss) on
   investments ...............     122,123,338             --         23,157         441,865       851,973
                                  ------------     ----------       --------      ----------    ----------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS ................    $120,766,027     $  990,028       $279,189      $1,177,692    $1,752,271
                                  ============     ==========       ========      ==========    ==========

+    Investment in Penn Series Funds, Inc., an affiliate of Separate Account

++   Investment in Neuberger Berman Advisers Management Trust

+++  Investment in Fidelity Investments' Variable Insurance Products Funds I and
     II

++++ Investment in Van Kampen's The Universal Institutional Funds, Inc.

PENN MUTUAL VARIABLE LIFE ACCOUNT I
STATEMENTS OF NET ASSETS - DECEMBER 31, 2006

                                   FLEXIBLY                     LARGE CAP     LARGE CAP
                                    MANAGED     GROWTH STOCK      VALUE        GROWTH       INDEX 500
                                     FUND+          FUND+         FUND+         FUND+         FUND+
                                 ------------   ------------   -----------   ----------   ------------
INVESTMENT IN FUND SHARES
Number of Shares .............      9,525,197      2,220,164     3,728,365      836,461     12,423,252
Cost .........................   $224,017,324    $39,387,853   $69,452,789   $8,905,577   $107,862,021
ASSETS:
Investments at market value ..   $239,272,960    $32,592,012   $73,075,949   $9,242,892   $121,499,406
LIABILITIES:
Due to The Penn Mutual Life
   Insurance Company .........   $      6,703    $       995   $     2,465   $      125   $      3,163
                                 ------------    -----------   -----------   ----------   ------------
NET ASSETS ...................   $239,266,257    $32,591,017   $73,073,484   $9,242,767   $121,496,243
                                 ============    ===========   ===========   ==========   ============

PENN MUTUAL VARIABLE LIFE ACCOUNT I
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2006

                                   FLEXIBLY                     LARGE CAP     LARGE CAP
                                    MANAGED     GROWTH STOCK      VALUE        GROWTH       INDEX 500
                                     FUND+          FUND+         FUND+         FUND+         FUND+
                                 ------------   ------------   -----------   ----------   ------------
NET INVESTMENT INCOME (LOSS):
Dividends ....................   $  3,726,804    $    74,237   $   747,819    $  21,413    $ 1,467,099
EXPENSE:
Mortality and expense risk
   charges ...................      4,083,311        465,224       930,559      248,423      2,013,456
                                 ------------    -----------   -----------    ---------    -----------
Net investment income
   (loss) ....................       (356,507)      (390,987)     (182,740)    (227,010)      (546,357)
                                 ------------    -----------   -----------    ---------    -----------

NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON
   INVESTMENTS:
Realized gain (loss) from
   redemption of fund
   shares ....................      5,876,800     (2,764,451)      244,673      224,275        613,630
Realized gains
   distributions .............     32,272,984             --     3,386,829       92,208             --
                                 ------------    -----------   -----------    ---------    -----------
Net realized gain (loss) from
   investment transactions ...     38,149,784     (2,764,451)    3,631,502      316,483        613,630
Net change in unrealized
   appreciation (depreciation)
   of investments ............    (10,389,519)     6,402,747     7,154,921      (27,873)    14,572,817
                                 ------------    -----------   -----------    ---------    -----------
Net realized and unrealized
   gain (loss) on
   investments ...............     27,760,265      3,638,296    10,786,423      288,610     15,186,447
                                 ------------    -----------   -----------    ---------    -----------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS ................   $ 27,403,758    $ 3,247,309   $10,603,683    $  61,600    $14,640,090
                                 ============    ===========   ===========    =========    ===========

+    Investment in Penn Series Funds, Inc., an affiliate of Separate Account

++   Investment in Neuberger Berman Advisers Management Trust

+++  Investment in Fidelity Investments' Variable Insurance Products Funds I and
     II

++++ Investment in Van Kampen's The Universal Institutional Funds, Inc.

   The accompanying notes are an integral part of these financial statements.

PENN MUTUAL VARIABLE LIFE ACCOUNT I
STATEMENTS OF NET ASSETS - DECEMBER 31, 2006

                                   MID CAP       MID CAP      STRATEGIC     SMALL CAP     SMALL CAP
                                    GROWTH        VALUE         VALUE         GROWTH        VALUE      INTERNATIONAL
                                    FUND +        FUND +        FUND +        FUND+         FUND +      EQUITY FUND+
                                 -----------   -----------   -----------   -----------   -----------   -------------
INVESTMENT IN FUND SHARES
Number of Shares .............     4,024,529     3,333,995       787,933     2,003,920     3,317,839      3,809,160
Cost .........................   $30,730,363   $42,562,053   $10,309,186   $45,967,368   $53,270,986    $72,046,870

ASSETS:
Investments at market value ..   $34,087,762   $45,308,988   $10,424,354   $40,258,747   $58,725,747    $92,448,311

LIABILITIES:
Due to The Penn Mutual Life
   Insurance Company .........   $       892   $     1,370   $       170   $     1,258   $     1,687    $     2,775
                                 -----------   -----------   -----------   -----------   -----------    -----------
NET ASSETS ...................   $34,086,870   $45,307,618   $10,424,184   $40,257,489   $58,724,060    $92,445,536
                                 ===========   ===========   ===========   ===========   ===========    ===========

PENN MUTUAL VARIABLE LIFE ACCOUNT I
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2006

                                   MID CAP      MID CAP     STRATEGIC     SMALL CAP     SMALL CAP   INTERNATIONAL
                                   GROWTH       VALUE         VALUE         GROWTH        VALUE         EQUITY
                                   FUND +       FUND +        FUND +        FUND+        FUND +         FUND+
                                 ----------   ----------   -----------   -----------   ----------   -------------
NET INVESTMENT INCOME (LOSS):
Dividends.....................   $       --   $  276,967   $    45,637   $        --   $  167,015    $ 1,282,921

EXPENSE:
Mortality and expense risk
   charges....................      567,400      660,548       247,536       611,217    1,007,171      1,209,548
                                 ----------   ----------   -----------   -----------   ----------    -----------
Net investment income (loss)..     (567,400)    (383,581)     (201,899)     (611,217)    (840,156)        73,373
                                 ----------   ----------   -----------   -----------   ----------    -----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON
   INVESTMENTS:
Realized gain (loss) from
   redemption of fund shares..      764,525    1,373,020     1,687,483    (1,188,749)   1,996,871      4,018,753
Realized gains distributions..           --    2,437,865     1,030,092            --    4,487,762      8,714,388
                                 ----------   ----------   -----------   -----------   ----------    -----------
Net realized gain (loss) from
   investment transactions....      764,525    3,810,885     2,717,575    (1,188,749)   6,484,633     12,733,141
Net change in unrealized
   appreciation (depreciation)
   of investments.............    1,392,934      397,631    (1,584,626)      751,331    2,346,290      7,129,382
                                 ----------   ----------   -----------   -----------   ----------    -----------
Net realized and unrealized
   gain (loss) on
   investments................    2,157,459    4,208,516     1,132,949      (437,418)   8,830,923     19,862,523
                                 ----------   ----------   -----------   -----------   ----------    -----------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS.................   $1,590,059   $3,824,935   $   931,050   $(1,048,635)  $7,990,767    $19,935,896
                                 ==========   ==========   ===========   ===========   ==========    ===========

+    Investment in Penn Series Funds, Inc., an affiliate of Separate Account

++   Investment in Neuberger Berman Advisers Management Trust

+++  Investment in Fidelity Investments' Variable Insurance Products Funds I and
     II

++++ Investment in Van Kampen's The Universal Institutional Funds, Inc.

   The accompanying notes are an integral part of these financial statements.

PENN MUTUAL VARIABLE LIFE ACCOUNT I
STATEMENTS OF NET ASSETS - DECEMBER 31, 2006

                                                                                                                  EMERGING
                                     REIT        BALANCED    EQUITY INCOME      GROWTH      ASSET MANAGER      MARKETS EQUITY
                                    FUND +     PORTFOLIO++    PORTFOLIO+++   PORTFOLIO+++    PORTFOLIO+++   (INT'L) PORTFOLIO++++
                                 -----------   -----------   -------------   ------------   -------------   ---------------------
INVESTMENT IN FUND SHARES
Number of Shares .............     1,064,020     1,273,915      2,229,426       2,132,188        733,811           1,665,202
Cost .........................   $16,350,316   $14,729,270    $52,392,458     $78,972,908    $11,205,504         $20,717,608

ASSETS:
Investments at market value ..   $19,258,767   $14,573,582    $58,410,954     $76,481,592    $11,528,177         $32,538,041

LIABILITIES:
Due to The Penn Mutual Life
   Insurance Company .........   $       388   $       449    $     1,932     $     2,651    $       407         $       865
                                 -----------   -----------    -----------     -----------    -----------         -----------
NET ASSETS ...................   $19,258,379   $14,573,133    $58,409,022     $76,478,941    $11,527,770         $32,537,176
                                 ===========   ===========    ===========     ===========    ===========         ===========

PENN MUTUAL VARIABLE LIFE ACCOUNT I
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2006

                                                                                                                   EMERGING
                                    REIT        BALANCED    EQUITY INCOME      GROWTH       ASSET MANAGER       MARKETS EQUITY
                                   FUND +     PORTFOLIO++    PORTFOLIO+++   PORTFOLIO+++    PORTFOLIO+++    (INT'L) PORTFOLIO++++
                                 ----------   -----------   -------------   ------------   --------------   ---------------------
NET INVESTMENT INCOME (LOSS):
Dividends ....................   $  184,662   $  116,853      $1,790,542     $  298,497       $309,571            $  207,529

EXPENSE:
Mortality and expense risk
   charges ...................      350,707      203,850         763,348        976,508        153,907               464,349
                                 ----------   ----------      ----------     ----------       --------            ----------
Net investment income
   (loss) ....................     (166,045)     (86,997)      1,027,194       (678,011)       155,664              (256,820)
                                 ----------   ----------      ----------     ----------       --------            ----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON
   INVESTMENTS:
Realized gain (loss) from
   redemption of fund
   shares ....................      782,651     (315,341)      1,096,169     (1,325,085)       (19,124)            2,493,109
Realized gains
   distributions .............    1,410,663           --       6,519,526             --             --               637,354
                                 ----------   ----------      ----------     ----------       --------            ----------
Net realized gain (loss)
   from investment
   transactions ..............    2,193,314     (315,341)      7,615,695     (1,325,085)       (19,124)            3,130,463
Net change in unrealized
   appreciation (depreciation)
   of investments ............    1,831,606    1,682,094         600,636      6,102,348        515,185             5,379,559
                                 ----------   ----------      ----------     ----------       --------            ----------
Net realized and unrealized
   gain (loss) on
   investments ...............    4,024,920    1,366,753       8,216,331      4,777,263        496,061             8,510,022
                                 ----------   ----------      ----------     ----------       --------            ----------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS ...........   $3,858,875   $1,279,756      $9,243,525     $4,099,252       $651,725            $8,253,202
                                 ==========   ==========      ==========     ==========       ========            ==========

+    Investment in Penn Series Funds, Inc., an affiliate of Separate Account

++   Investment in Neuberger Berman Advisers Management Trust

+++  Investment in Fidelity Investments' Variable Insurance Products Funds I and
     II

++++ Investment in Van Kampen's The Universal Institutional Funds, Inc.

   The accompanying notes are an integral part of these financial statements.

PENN MUTUAL VARIABLE LIFE ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS - FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005

                                                                                                   LIMITED MATURITY
                                             TOTAL                    MONEY MARKET FUND+              BOND FUND+
                                 -----------------------------   ---------------------------   -----------------------
                                      2006            2005           2006           2005          2006         2005
                                 --------------   ------------   ------------   ------------   ----------   ----------
OPERATIONS:
   Net investment income
      (loss) .................   $   (1,357,311)  $ (1,665,219)  $    990,028   $    231,662   $  256,032   $  243,231
   Net realized gain (loss)
      from investment
      transactions ...........       76,303,987     37,117,104            --             --       (22,265)      (7,388)
   Net change in unrealized
      appreciation
      (depreciation)
      of investments .........       45,819,351     14,426,175            --             --        45,422     (163,482)
                                 --------------   ------------   ------------   ------------   ----------   ----------
Net increase (decrease)
      in net assets resulting
      from operations ........      120,766,027     49,878,060        990,028        231,662      279,189       72,361
                                 --------------   ------------   ------------   ------------   ----------   ----------
VARIABLE LIFE ACTIVITIES:
   Purchase payments .........      146,747,065    155,974,852     21,874,056     26,075,648    1,308,725    1,316,716
   Death benefits ............       (3,221,004)    (1,800,680)       (62,262)       (29,916)      (7,992)     (24,911)
   Cost of insurance .........      (60,035,412)   (57,340,200)    (2,682,075)    (2,917,346)    (586,169)    (610,316)
   Net transfers .............      (17,247,984)   (16,762,116)   (13,358,178)   (18,622,035)     164,394    1,143,032
   Transfer of policy loans ..        4,798,437      5,540,767        277,203        374,282       25,892       31,902
   Contract administration
      charges ................       (3,070,977)    (3,630,864)      (123,463)      (188,030)     (18,332)     (24,398)
   Surrender benefits ........      (72,773,204)   (45,438,098)    (9,955,349)    (4,198,928)    (437,810)    (476,711)
                                 --------------   ------------   ------------   ------------   ----------   ----------
Net increase (decrease)
   in net assets resulting
   from variable
   life activities ...........       (4,803,079)    36,543,661     (4,030,068)       493,675      448,708    1,355,314
                                 --------------   ------------   ------------   ------------   ----------   ----------
   Total increase (decrease)
      in net assets ..........      115,962,948     86,421,721     (3,040,040)       725,337      727,897    1,427,675
NET ASSETS:
   Beginning of year .........      965,639,936    879,218,215     42,514,252     41,788,915    9,203,444    7,775,769
                                 --------------   ------------   ------------   ------------   ----------   ----------
   END OF YEAR ...............   $1,081,602,884   $965,639,936   $ 39,474,212   $ 42,514,252   $9,931,341   $9,203,444
                                 ==============   ============   ============   ============   ==========   ==========

                                     QUALITY BOND FUND+        HIGH YIELD BOND FUND+        FLEXIBLY MANAGED FUND+
                                 -------------------------   -------------------------   ---------------------------
                                     2006          2005          2006          2005           2006          2005
                                 -----------   -----------   -----------   -----------   ------------   ------------
OPERATIONS:
   Net investment income
      (loss) .................   $   735,827   $   883,616   $   900,298   $ 1,155,190   $   (356,507)  $   (267,768)
   Net realized gain
      (loss) from investment
      transactions ...........      (141,037)      543,216       (81,591)      (88,093)    38,149,784     19,914,604
   Net change in unrealized
      appreciation
      (depreciation)
      of investments .........       582,902    (1,250,172)      933,564      (737,753)   (10,389,519)    (8,195,534)
                                 -----------   -----------   -----------   -----------   ------------   ------------
Net increase (decrease) in net
   assets resulting
   from operations ...........     1,177,692       176,660     1,752,271       329,344     27,403,758     11,451,302
                                 -----------   -----------   -----------   -----------   ------------   ------------
VARIABLE LIFE ACTIVITIES:
   Purchase payments .........     5,857,092     7,024,155     2,589,074     3,007,272     31,430,895     28,893,760
   Death benefits ............      (164,771)     (108,647)      (94,044)      (67,111)      (523,783)      (379,237)
   Cost of insurance .........    (2,272,525)   (2,088,415)   (1,421,358)   (1,529,363)   (13,249,386)   (11,669,634)
   Net transfers .............     1,740,980     3,063,004      (654,463)   (1,599,694)       927,619     11,838,373
   Transfer of policy loans ..       121,517       122,774        85,138       181,223      1,233,870      1,153,504
   Contract administration
      charges ................      (100,984)     (112,194)      (58,232)      (78,297)      (740,220)      (805,131)
   Surrender benefits ........    (1,667,743)   (1,389,113)   (1,321,198)   (1,011,986)    (9,803,349)    (8,287,105)
                                 -----------   -----------   -----------   -----------   ------------   ------------
Net increase (decrease) in
   net assets  resulting
   from variable life
   activities ................     3,513,566     6,511,564      (875,083)   (1,097,956)     9,275,646     20,744,530
                                 -----------   -----------   -----------   -----------   ------------   ------------
   Total increase (decrease)
      in net assets ..........     4,691,258     6,688,224       877,188      (768,612)    36,679,404     32,195,832
NET ASSETS:
   Beginning of year .........    34,960,139    28,271,915    21,968,800    22,737,412    202,586,853    170,391,021
                                 -----------   -----------   -----------   -----------   ------------   ------------
   END OF YEAR ...............   $39,651,397   $34,960,139   $22,845,988   $21,968,800   $239,266,257   $202,586,853
                                 ===========   ===========   ===========   ===========   ============   ============

+    Investment in Penn Series Funds, Inc., an affiliate of Separate Account

++   Investment in Neuberger Berman Advisers Management Trust

+++  Investment in Fidelity Investments' Variable Insurance Products Funds I and
     II

++++ Investment in Van Kampen's The Universal Institutional Funds, Inc.

   The accompanying notes are an integral part of these financial statements.

PENN MUTUAL VARIABLE LIFE ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS - FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005

                                                                                        LARGE CAP
                                 GROWTH STOCK FUND+     LARGE CAP VALUE FUND+          GROWTH FUND +           INDEX 500 FUND+
                             ------------------------  ------------------------  ----------------------  --------------------------
                                 2006         2005         2006         2005        2006        2005          2006         2005
                             -----------  -----------  -----------  -----------  ----------  ----------  ------------  ------------
OPERATIONS:
   Net investment
      income (loss) ......   $  (390,987) $  (291,821) $  (182,740) $   (93,926) $ (227,010) $ (209,109) $   (546,357) $   (122,948)
   Net realized gain
      (loss) from
      investment
      transactions .......    (2,764,451)  (2,342,330)   3,631,502    4,101,773     316,483     211,429       613,630     1,475,085
   Net change in
      unrealized
      appreciation
      (depreciation)
      of investments .....     6,402,747    3,892,114    7,154,921   (2,905,906)    (27,873)    (83,682)   14,572,817     1,712,299
                             -----------  -----------  -----------  -----------  ----------  ----------  ------------  ------------
Net increase (decrease)
   in net assets
   resulting from
   operations ............     3,247,309    1,257,963   10,603,683    1,101,941      61,600     (81,362)   14,640,090     3,064,436
                             -----------  -----------  -----------  -----------  ----------  ----------  ------------  ------------
VARIABLE LIFE ACTIVITIES:
   Purchase payments .....     4,795,912    4,273,285    6,601,023    7,414,374   1,961,614   2,071,239    14,377,978    19,646,199
   Death benefits ........      (282,274)     (54,819)    (346,566)    (134,158)         --          --      (132,292)     (115,636)
   Cost of insurance .....    (1,975,376)  (1,750,323)  (3,768,338)  (3,740,412)   (546,714)   (535,000)   (7,024,189)   (7,443,840)
   Net transfers .........     1,815,893    1,331,857     (833,131)    (699,630)     85,907     405,179    (6,844,077)  (18,566,403)
   Transfer of policy
      loans ..............       136,626      169,393      389,833      385,082      20,818      56,555       295,571       398,763
   Contract administration
      charges ............      (113,874)    (116,176)    (184,735)    (227,560)    (31,335)    (42,387)     (281,163)     (368,545)
   Surrender benefits ....    (1,817,933)  (1,129,644)  (3,969,428)  (3,483,196)   (417,762)   (387,664)  (11,111,723)   (4,322,732)
                             -----------  -----------  -----------  -----------  ----------  ----------  ------------  ------------
Net increase (decrease)
   in net assets
   resulting
   from variable life
   activities ............     2,558,974    2,723,573   (2,111,342)    (485,500)  1,072,528   1,567,922   (10,719,895)  (10,772,194)
                             -----------  -----------  -----------  -----------  ----------  ----------  ------------  ------------
   Total increase
      (decrease)
      in net assets ......     5,806,283    3,981,536    8,492,341      616,441   1,134,128   1,486,560     3,920,195    (7,707,758)
NET ASSETS:
   Beginning of year .....    26,784,734   22,803,198   64,581,143   63,964,702   8,108,639   6,622,079   117,576,048   125,283,806
                             -----------  -----------  -----------  -----------  ----------  ----------  ------------  ------------
   END OF YEAR ...........   $32,591,017  $26,784,734  $73,073,484  $64,581,143  $9,242,767  $8,108,639  $121,496,243  $117,576,048
                             ===========  ===========  ===========  ===========  ===========  =========  ============  ============

                                      MID CAP                   MID CAP                  STRATEGIC
                                   GROWTH FUND+               VALUE FUND+               VALUE FUND+         SMALL CAP GROWTH FUND+
                             ------------------------  ------------------------  ------------------------  ------------------------
                                 2006         2005         2006         2005         2006         2005         2006        2005
                             -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
OPERATIONS:
   Net investment
      income (loss) ......   $  (567,400) $  (471,072) $  (383,581) $  (284,743) $  (201,899) $  (155,638) $  (611,217) $  (532,202)
   Net realized gain
      (loss) from
      investment
      transactions .......       764,525     (105,671)   3,810,885    7,546,335    2,717,575    1,277,596   (1,188,749)  (1,565,456)
   Net change in
      unrealized
      appreciation
      (depreciation)
      of investments .....     1,392,934    3,655,574      397,631   (3,512,459)  (1,584,626)    (386,617)     751,331    4,013,394
                             -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Net increase (decrease)
   in net assets
   from operations .......     1,590,059    3,078,831    3,824,935    3,749,133      931,050      735,341   (1,048,635)   1,915,736
                             -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
VARIABLE LIFE ACTIVITIES:
   Purchase payments .....     4,107,153    4,748,713    4,920,906    4,096,497    1,550,522    1,743,477    6,041,112    6,125,528
   Death benefits ........      (156,746)     (36,501)    (206,679)    (156,638)        --         (2,089)     (44,809)     (77,963)
   Cost of insurance .....    (1,838,465)  (1,736,141)  (2,292,363)  (2,109,549)    (577,315)    (669,386)  (2,658,272)  (2,685,526)
   Net transfers .........      (811,085)   2,059,409    2,229,802      741,034   (1,630,602)   3,133,007     (824,625)  (2,227,330)
   Transfer of policy
      loans ..............       217,381      177,401      236,715      215,197       30,521       88,842      168,158      233,023
   Contract administration
      charges ............       (98,050)    (126,002)    (108,056)    (131,907)     (31,076)     (42,976)    (175,725)    (206,384)
   Surrender benefits ....    (2,128,964)  (1,327,180)  (2,577,246)  (1,580,482)  (3,958,745)    (381,364)  (2,490,780)  (2,060,639)
                             -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Net increase (decrease)
   in net assets
   resulting from variable
   life activities .......      (708,776)   3,759,699    2,203,079    1,074,152   (4,616,695)   3,869,511       15,059     (899,291)
                             -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
   Total increase
   (decrease) in net
   assets ................       881,283    6,838,530    6,028,014    4,823,285   (3,685,645)   4,604,852   (1,033,576)   1,016,445
NET ASSETS:
   Beginning of year .....    33,205,587   26,367,057   39,279,604   34,456,319   14,109,829    9,504,977   41,291,065   40,274,620
                             -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
   END OF YEAR ...........   $34,086,870  $33,205,587  $45,307,618  $39,279,604  $10,424,184  $14,109,829  $40,257,489  $41,291,065
                             ===========  ===========  ===========  ===========  ===========  ===========  ===========  ===========

+    Investment in Penn Series Funds, Inc., an affiliate of Separate Account

++   Investment in Neuberger Berman Advisers Management Trust

+++  Investment in Fidelity Investments' Variable Insurance Products Funds I and
     II

++++ Investment in Van Kampen's The Universal Institutional Funds, Inc.

   The accompanying notes are an integral part of these financial statements.

PENN MUTUAL VARIABLE LIFE ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS - FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005

                                                             International                 REIT                    BALANCED
                              Small Cap Value Fund +         Equity Fund+                  Fund+                  Portfolio++
                             ------------------------  ------------------------  ------------------------  ------------------------
                                 2006         2005         2006         2005         2006         2005         2006         2005
                             -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
OPERATIONS:
   Net investment
      income (loss) ......   $  (840,156) $  (663,865) $    73,373  $  (510,669) $  (166,045) $   (19,088) $   (86,997) $   (66,967)
   Net realized gain
      (loss) from
      investment
      transactions .......     6,484,633    4,987,290   12,733,141      732,257    2,193,314    1,356,416     (315,341)  (1,280,306)
   Net change in
      unrealized
      appreciation
      (depreciation)
      of investments .....     2,346,290   (3,243,077)   7,129,382    8,609,966    1,831,606     (299,425)   1,682,094    2,392,513
                             -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Net increase (decrease)
   in net assets resulting
   from operations .......     7,990,767    1,080,348   19,935,896    8,831,554    3,858,875    1,037,903    1,279,756    1,045,240
                             -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
VARIABLE LIFE ACTIVITIES:
   Purchase payments .....     6,674,388    7,547,262    9,171,106    7,213,523    2,756,285    2,115,728    1,703,076    2,136,150
   Death benefits ........      (547,663)    (160,984)     (50,876)    (119,497)      (3,471)      (7,471)      (6,736)     (42,857)
   Cost of insurance .....    (3,051,039)  (3,006,155)  (4,067,441)  (3,252,778)    (964,569)    (735,512)  (1,034,788)  (1,098,313)
   Net transfers .........    (2,222,209)  (1,650,836)   4,477,216    6,032,579    3,247,621      929,427     (497,909)  (1,985,266)
   Transfer of policy
      loans ..............       179,308      294,265      457,916      569,242       53,791       36,786      113,437       93,426
   Contract administration
      charges ............      (173,284)    (213,654)    (203,003)    (209,463)     (46,029)     (53,840)     (50,185)     (61,844)
   Surrender benefits ....    (3,178,745)  (2,919,235)  (5,993,309)  (3,334,715)    (855,737)    (372,243)  (1,127,319)    (807,977)
                             -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Net increase (decrease)
   in net assets
   resulting
   from variable
   life activities .......    (2,319,244)    (109,337)   3,791,609    6,898,891    4,187,891    1,912,875     (900,424)  (1,766,681)
                             -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
   Total increase
      (decrease)
      in net assets ......     5,671,523      971,011   23,727,505   15,730,445    8,046,766    2,950,778      379,332     (721,441)
NET ASSETS:
   Beginning of year .....    53,052,537   52,081,526   68,718,031   52,987,586   11,211,613    8,260,835   14,193,801   14,915,242
                             -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
   END OF YEAR ...........   $58,724,060  $53,052,537  $92,445,536  $68,718,031  $19,258,379  $11,211,613  $14,573,133  $14,193,801
                             ===========  ===========  ===========  ===========  ===========  ===========  ===========  ===========

                                   EQUITY INCOME                GROWTH                 ASSET MANAGER        EMERGING MARKETS EQUITY
                                   PORTFOLIO+++              PORTFOLIO+++              PORTFOLIO+++         (INT'L) PORTFOLIO++++
                             ------------------------  ------------------------  ------------------------  ------------------------
                                 2006         2005         2006         2005         2006         2005         2006         2005
                             -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
OPERATIONS:
   Net investment income
      (loss) .............   $ 1,027,194  $   111,900  $  (678,011) $  (565,105) $   155,664  $   147,619  $  (256,820) $  (183,516)
   Net realized gain
      (loss) from
      investment
      transactions .......     7,615,695    2,238,540   (1,325,085)  (2,580,230)     (19,124)     (94,336)   3,130,463      796,373
   Net change in
      unrealized
      appreciation
      (depreciation)
      of investments .....       600,636     (197,430)   6,102,348    6,379,431      515,185      253,520    5,379,559    4,492,901
                             -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Net increase (decrease)
   in net assets
   resulting from
   operations ............     9,243,525    2,153,010    4,099,252    3,234,096      651,725      306,803    8,253,202    5,105,758
                             -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
VARIABLE LIFE ACTIVITIES:
   Purchase payments .....     5,728,310    6,183,600    8,879,311   10,399,279    1,244,826    1,417,656    3,173,701    2,524,791
   Death benefits ........      (248,865)    (115,378)    (216,393)    (106,017)     (77,193)     (37,030)     (47,589)     (23,820)
   Cost of insurance .....    (3,186,594)  (3,082,964)  (4,712,401)  (4,992,234)    (739,152)    (754,994)  (1,386,883)    (931,999)
   Net transfers .........      (851,464)    (188,974)  (4,379,500)  (4,987,248)    (564,039)    (566,961)   1,533,866    3,655,360
   Transfer of policy
      loans ..............       190,164      280,613      324,014      593,319       25,289       32,160      215,275       53,015
   Contract administration
      charges ............      (148,844)    (172,634)    (286,516)    (348,129)     (28,731)     (35,823)     (69,140)     (65,490)
   Surrender benefits ....    (2,961,113)  (2,846,487)  (4,744,095)  (3,998,789)    (543,080)    (503,478)  (1,711,776)    (618,430)
                             -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Net increase (decrease)
   in net assets resulting
   from variable
   life activities .......    (1,478,406)      57,776   (5,135,580)  (3,439,819)    (682,080)    (448,470)   1,707,454    4,593,427
                             -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
   Total increase
      (decrease)
      in net assets ......     7,765,119    2,210,786   (1,036,328)    (205,723)     (30,355)    (141,667)   9,960,656    9,699,185
NET ASSETS:
   Beginning of year .....    50,643,903   48,433,117   77,515,269   77,720,992   11,558,125   11,699,792   22,576,520   12,877,335
                             -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
   END OF YEAR ...........   $58,409,022  $50,643,903  $76,478,941  $77,515,269  $11,527,770  $11,558,125  $32,537,176  $22,576,520
                             ===========  ===========  ===========  ===========  ===========  ===========  ===========  ===========

+    Investment in Penn Series Funds, Inc., an affiliate of Separate Account

++   Investment in Neuberger Berman Advisers Management Trust

+++  Investment in Fidelity Investments' Variable Insurance Products Funds I and
     II

++++ Investment in Van Kampen's The Universal Institutional Funds, Inc.

   The accompanying notes are an integral part of these financial statements.

PENN MUTUAL VARIABLE LIFE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS - December 31, 2006

NOTE 1. ORGANIZATION

     Account I was established by The Penn Mutual Life Insurance Company ("Penn Mutual") under the provisions of the Pennsylvania Insurance Law. Account I is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Account I offers units to variable life contract owners to provide for the accumulation of value and for the payment of benefits. Account I contains contracts of the Cornerstone VUL, Cornerstone VUL II, Cornerstone VUL III, Cornerstone VUL IV, Variable EstateMax, Variable EstateMax II, Variable EstateMax III, and Momentum Builder variable life products. Contract owners may borrow up to a specified amount depending on the policy value at any time by submitting a written request for a policy loan. Under applicable insurance law, the assets and liabilities of Account I are clearly identified and distinguished from Penn Mutual's other assets and liabilities. The portion of Account I's assets applicable to the variable life contracts is not chargeable with liabilities arising out of any other business Penn Mutual may conduct.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of the accompanying financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported values of assets and liabilities as of December 31, 2006 and the reported amounts from operations and variable life activities during 2006 and 2005. Actual results could differ with those estimates. The significant accounting policies of Penn Mutual Variable Life Account I ("Account I") are as follows:

     INVESTMENTS - Assets of Account I are invested into subaccounts, which invest in the shares of Penn Series Funds, Inc. ("Penn Series"), an affiliate of Penn Mutual: Money Market, Limited Maturity Bond, Quality Bond, High Yield Bond, Flexibly Managed, Growth Stock, Large Cap Value, Large Cap Growth, Index 500, Mid Cap Growth, Mid Cap Value, Strategic Value, Small Cap Growth, Small Cap Value, International Equity and REIT Funds; Neuberger Berman Advisers Management Trust ("AMT"): Balanced Portfolio; Fidelity Investments' Variable Insurance Products Funds I and II ("Fidelity"): Equity Income, Growth, and Asset Manager Portfolios; and The Universal Institutional Funds, Inc. ("Van Kampen"): Emerging Markets Equity (Int'l) Portfolio. Penn Series, AMT, Fidelity and Van Kampen are open-end diversified management investment companies. The investment in shares of these funds or portfolios is carried at fair market value as determined by the underlying net asset value of the respective funds or portfolios. Dividend income and realized gain distributions are recorded on the ex-dividend date. Investment transactions are accounted for on a trade date basis.

     FEDERAL INCOME TAXES - The operations of Account I are included in the federal income tax return of Penn Mutual, which is taxed as a life insurance company under the provision of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, Penn Mutual does not expect to incur federal income taxes on the earnings of Account I to the extent the earnings are credited under contracts. Based on this, no charge is being made currently to Account I for federal income taxes. Penn Mutual will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

     DIVERSIFICATION REQUIREMENTS - Under the provisions of Section 817(h) of the IRC, a variable life contract other than a contract issued in connection with certain types of employee benefit plans will not be treated as a life contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The IRC provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury. The Internal Revenue Service has issued regulations under section 817(h) of the IRC. Penn Mutual believes that Account I satisfies the current requirements of the regulations, and it intends that Account I will continue to meet such requirements.

NOTE 3. PURCHASES AND SALES OF INVESTMENTS

     The following table shows the aggregate cost of shares purchased and the aggregate proceeds from shares redeemed of each fund or portfolio for the period ended December 31, 2006:

                                  Purchases       Sales
                                 -----------   -----------
Money Market Fund ............   $28,969,426   $32,017,435
Limited Maturity Bond Fund ...     2,937,732     2,232,864
Quality Bond Fund ............     8,743,215     4,493,280
High Yield Bond Fund .........     3,972,905     3,947,353
Flexibly Managed Fund ........    63,670,058    22,474,255
Growth Stock Fund ............     6,625,254     4,456,716
Large Cap Value Fund .........    10,460,212     9,366,141
Large Cap Growth Fund ........     2,483,479     1,545,686
Index 500 Fund ...............    12,003,228    23,267,887
Mid Cap Growth Fund ..........     4,776,422     6,052,144
Mid Cap Value Fund ...........    11,542,221     7,284,139
Strategic Value Fund .........     2,996,049     6,784,532
Small Cap Growth Fund ........     6,546,067     7,141,647
Small Cap Value Fund .........    10,384,913     9,055,660
International Equity Fund ....    24,361,218    11,780,194
REIT Fund ....................     7,596,383     2,163,604
Balanced Portfolio ...........     1,751,053     2,738,241
Equity Income Portfolio ......    13,693,749     7,624,367
Growth Portfolio .............     5,591,600    11,403,896
Asset Manager Portfolio ......     1,449,144     1,975,357
Emerging Markets Equity
   (Int'l) Portfolio .........     7,989,121     5,900,574

NOTE 4. RELATED PARTY TRANSACTIONS AND CONTRACT CHARGES

Penn Mutual received $80,224,604 and $75,295,327 from Account I for the years ended December 31, 2006 and 2005. These charges include those assessed through a reduction in unit value, as well as those assessed through redemption of units.

Certain charges of the products are reflected as a reduction in the value of the units held by the policyholder. These are as follows:

        PRODUCTS           MORTALITY & RISK EXPENSE      GUARANTEED MAXIMUM RATE
-----------------------   --------------------------    -------------------------
Cornerstone VUL           0.75%                         0.90%

Cornerstone VUL II        0.90%(policy years 1 - 15)    0.90%
                          0.60%(policy years 16+)

Cornerstone VUL III       0.45%                         0.90%

Cornerstone VUL IV        0.45% on the first $25,000    0.60% on the first $50,000
                          of account value, 0.15% on    of account value, 0.30%
                          account value in excess of    on account value in
                          $25,000; and a monthly        excess of $50,000; and a
                          expense charge per $1,000     monthly expense charge
                          of specified amount during    per $1,000 of specified
                          first 10 years varying by     amount during first 10
                          issue age and rate class.     years varying by issue
                          The same load will apply      age and rate class. The
                          for the first 10 years        same load will apply for
                          following an increase in      the first 10 years
                          specified amount.             following an increase in
                                                        specified amount.

Variable Estate Max       0.90% (policy years 1 - 15)   0.90%
                          0.60% (policy years 16+)

Variable Estate Max II    0.90% (policy years 1 - 15)   0.90%
                          0.60% (policy years 16+)

Variable Estate Max III   0.60% (policy years 1 - 10)   0.90% (policy years 1 - 10)
                          0.05% (policy years 11+)      0.35% (policy years 11+)
                          and a monthly expense         and a monthly expense
                          charge per $1,000 of          charge per $1,000 of
                          Specified Amount during       Specified Amount during
                          first 10 years.               first 10 years.

                          The same load will apply      The same load will apply
                          for the first 10 years        for the first 10 years
                          following an increase in      following an increase in
                          specified amount. Please      specified amount. Please
                          refer to the prospectus for   refer to the prospectus
                          details.                      for details.

Momentum Builder          0.65%                         0.65%

Certain charges of the products are reflected as a redemption of units held by the policyholder. These are as follows:

PRODUCTS                  SURRENDER CHARGES
-----------------------   -----------------
Cornerstone VUL           Maximum charge of 100% of purchase payments received.
                          Charges do not apply after 11 years.

Cornerstone VUL II        Maximum charge of 100% of purchase payments received.
                          Charges do not apply after 11 years.

Cornerstone VUL III       Maximum charge of 100% of purchase payments received.
                          Charges do not apply after 11 years.

Cornerstone VUL IV        Maximum charge of 100% of purchase payments received.
                          Charges do not apply after 11 years.

Variable Estate Max       Maximum charge of 100% of purchase payments received.
                          Charges do not apply after 16 years.

Variable Estate Max II    Maximum charge of 100% of purchase payments received.
                          Charges do not apply after 16 years.

Variable Estate Max III   Maximum charge of 100% of purchase payments received.
                          Charges do not apply after 14 years.

Momentum Builder          Maximum charge of 100% of purchase payments received.
                          Charges do not apply after 10 years.

Premium charges on purchase payments are withdrawn from payments prior to the purchase of units. Currently, state premium taxes on purchase payments range from 0.00% to 3.50%. Sales and distribution expense charges on purchase payments range from 1.50% to 5.00%

For each Cornerstone VUL, Cornerstone VUL II, Cornerstone VUL III, Cornerstone VUL IV, Variable Estate Max, Variable EstateMax II, and Variable EstateMax III policy, on the date of issue and each monthly anniversary, a monthly deduction is made from the policy value. The monthly deduction consists of cost of insurance charges, administrative charges and any charges for additional benefits added by supplemental agreement to a policy.

For each Momentum Builder policy, each month on the date specified in the contract (or on the date the contract is withdrawn in full if other than the date specified), a $4 contract administration charge, or a lesser amount under state insurance laws, is deducted from the contract value.

NOTE 5. ACCUMULATION UNITS

                                 January 1,
                                    2005               December 31, 2005                    December 31, 2006
                                 ----------   ----------------------------------   ----------------------------------
                                                                         Ending                               Ending
                                    Unit        Units        Units        Unit       Units        Units        Unit
Subaccount                         Balance    Purchased    Redeemed     Balance    Purchased    Redeemed     Balance
----------                       ----------   ---------   ----------   ---------   ---------   ----------   ---------
Money Market Fund                 3,509,066   1,823,023   (1,841,732)  3,490,357   1,861,159   (2,269,554)  3,081,962
Limited Maturity Bond Fund          582,976     281,325     (181,625)    682,676     170,690     (138,345)    715,021
Quality Bond Fund                 1,824,967     593,135     (177,343)  2,240,759     467,187     (230,653)  2,477,293
High Yield Bond Fund              1,233,170     189,363     (235,052)  1,187,481     131,385     (182,705)  1,136,161
Flexibly Managed Fund             6,542,543   1,795,060     (725,717)  7,611,887   1,095,303     (650,972)  8,056,218
Growth Stock Fund                 2,398,322     534,282     (205,944)  2,726,660     558,084     (287,970)  2,996,774
Large Cap Value Fund              3,237,387     333,364     (300,105)  3,270,645     314,090     (372,335)  3,212,400
Large Cap Growth Fund               579,660     209,828      (87,094)    702,395     173,336     (102,173)    773,558
Index 500 Fund                   10,537,727   1,200,634   (2,312,940)  9,425,421     659,204   (1,630,165)  8,454,460
Mid Cap Growth Fund               2,532,744     550,878     (247,998)  2,835,625     298,012     (422,151)  2,711,486
Mid Cap Value Fund                1,712,480     257,253     (202,502)  1,767,231     391,115     (282,464)  1,875,882
Strategic Value Fund                723,135     356,974      (87,877)    992,232     111,052     (450,276)    653,008
Small Cap Growth Fund             2,607,060     344,625     (364,636)  2,587,050     418,972     (370,987)  2,635,035
Small Cap Value Fund              2,149,378     352,273     (337,794)  2,163,857     187,730     (279,105)  2,072,482
International Equity Fund         2,957,276     698,766     (217,792)  3,438,250     605,466     (404,466)  3,639,250
REIT Fund                           491,748     208,709     (107,482)    592,975     250,204      (71,403)    771,776
Balanced Portfolio                1,079,897     156,252     (265,404)    970,744      87,404     (156,506)    901,642
Equity Income Portfolio           2,704,412     329,851     (266,642)  2,767,620     253,934     (329,639)  2,691,915
Growth Portfolio                  5,577,838     462,021     (646,522)  5,393,337     335,829     (720,140)  5,009,026
Asset Manager Portfolio             768,628      80,379     (107,672)    741,335      65,509     (121,074)    685,770
Emerging Markets Equity
   (Int'l) Portfolio              1,008,571     379,824     (124,127)  1,264,268     283,164     (217,302)  1,330,130

NOTE 6. FINANCIAL HIGHLIGHTS

     Account I is a funding vehicle for a number of variable life products, which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

     The following table was developed by determining which products offered within Account I have the lowest and highest total return. Only product designs within each subaccount that had units outstanding during the respective periods were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum contract charges offered within Account I as contract owners may not have selected all available and applicable contract options.

                             January 1, 2006              December 31, 2006                For the Year ended December 31, 2006
                            ----------------  ----------------------------------------  ------------------------------------------
                                                                                        Investment
                                                                                          Income       Expense          Total
                                                                                          Ratio*       Ratio**        Return***
Subaccount                   Unit Fair Value    Units     Unit Fair Value   Net Assets      (%)          (%)             (%)
----------                  ----------------  ---------  ----------------  -----------  ----------  ------------  ----------------
Money Market Fund           $10.93 to $19.89  3,081,962  $11.44 to $20.68  $39,474,212     4.55     0.45 to 0.90    3.70 to  4.34
Limited Maturity Bond Fund   11.89 to  16.00    715,021   12.43 to  16.60    9,931,341     4.19     0.45 to 0.90    3.56 to  4.19
Quality Bond Fund            12.60 to  34.10  2,477,293   13.26 to  35.66   39,651,397     4.03     0.45 to 0.90    4.31 to  4.95
High Yield Bond Fund         14.52 to  40.53  1,136,161   15.90 to  44.28   22,845,988     5.74     0.45 to 0.90    8.98 to  9.66
Flexibly Managed Fund        18.05 to  82.87  8,056,218   20.83 to  94.99  239,266,257     1.71     0.45 to 0.90   14.34 to 15.06
Growth Stock Fund             5.47 to  23.54  2,996,774    6.16 to  26.43   32,591,017     0.25     0.45 to 0.90   12.00 to 12.70
Large Cap Value Fund         12.38 to  53.03  3,212,400   14.58 to  62.31   73,073,484     1.09     0.45 to 0.90   17.21 to 17.96
Large Cap Growth Fund        11.28 to  11.66    773,558   11.59 to  12.09    9,242,767     0.25     0.45 to 0.90    2.77 to  3.39
Index 500 Fund                9.30 to  16.35  8,454,460   10.68 to  18.73  121,496,243     1.25     0.45 to 0.90   14.34 to 15.07
Mid Cap Growth Fund           7.70 to  16.85  2,711,486    8.18 to  17.87   34,086,870     0.00     0.45 to 0.90    5.85 to  6.51
Mid Cap Value Fund           17.88 to  26.50  1,875,882   19.92 to  29.31   45,307,618     0.64     0.45 to 0.90   10.41 to 11.10
Strategic Value Fund         13.96 to  14.43    653,008   15.52 to  16.19   10,424,184     0.40     0.45 to 0.90   11.22 to 11.92
Small Cap Growth Fund         9.89 to  30.17  2,635,035    9.72 to  29.58   40,257,489     0.00     0.45 to 0.90  (2.11) to (1.53)
Small Cap Value Fund         19.22 to  31.60  2,072,482   22.57 to  36.83   58,724,060     0.30     0.45 to 0.90   16.38 to 17.13
International Equity Fund    13.77 to  28.56  3,639,250   17.87 to  36.94   92,445,536     1.60     0.45 to 0.90   29.18 to 30.04
REIT Fund                    18.55 to  19.18    771,776   24.35 to  25.39   19,258,379     1.22     0.45 to 0.90   31.23 to 32.10
Balanced Portfolio           11.55 to  21.36    901,642   12.78 to  23.46   14,573,133     0.80     0.45 to 0.90    9.68 to 10.36
Equity Income Portfolio      11.81 to  25.39   2691,915   14.13 to  30.29   58,409,022     3.34     0.45 to 0.90   19.12 to 19.89
Growth Portfolio              8.27 to  23.26   5009,026    8.80 to  24.66   76,478,941     0.39     0.45 to 0.90    5.90 to  6.55
Asset Manager Portfolio      10.87 to  19.98    685,770   11.62 to  21.28   11,527,770     2.68     0.45 to 0.90    6.36 to  7.01
Emerging Markets Equity
   (Int'l) Portfolio         15.87 to  22.10  1,330,130   21.58 to  30.31   32,537,176     0.75     0.45 to 0.90   35.92 to 36.84

                             January 1, 2005              December 31, 2005                For the Year ended December 31, 2005
                            ----------------  -----------------------------------------  ----------------------------------------
                                                                                         Investment
                                                                                           Income       Expense         Total
                                                                                           Ratio*       Ratio**       Return***
Subaccount                   Unit Fair Value    Units     Unit Fair Value   Net Assets       (%)          (%)            (%)
----------                  ----------------  ---------  ----------------  ------------  ----------  ------------  --------------
Money Market Fund           $10.63 to $19.47  3,490,357  $10.93 to $19.89  $ 42,514,724     2.77     0.45 to 0.90   1.90 to  2.52
Limited Maturity Bond Fund   11.64 to  15.79    682,676   11.89 to  16.00     9,203,576     3.99     0.45 to 0.90   1.23 to  1.84
Quality Bond Fund            12.29 to  33.48  2,240,759   12.60 to  34.10    34,960,650     4.74     0.45 to 0.90   1.59 to  2.20
High Yield Bond Fund         14.15 to  39.56  1,187,481   14.52 to  40.53    21,969,144     6.79     0.45 to 0.90   2.19 to  2.80
Flexibly Managed Fund        16.74 to  77.34  7,611,887   18.05 to  82.87   202,589,875     1.58     0.45 to 0.90   6.88 to  7.54
Growth Stock Fund             5.18 to  22.33  2,726,660    5.47 to  23.54    26,785,177     0.12     0.45 to 0.90   5.19 to  5.84
Large Cap Value Fund         12.08 to  51.82  3,270,645   12.38 to  53.03    64,582,282     1.17     0.45 to 0.90   2.08 to  2.70
Large Cap Growth Fund        11.25 to  11.52    702,395   11.28 to  11.66     8,108,696     0.18     0.45 to 0.90   0.29 to  0.89
Index 500 Fund                8.94 to  15.77  9,425,421    9.30 to  16.35   117,577,618     1.54     0.45 to 0.90   3.55 to  4.18
Mid Cap Growth Fund           6.87 to  15.10  2,835,625    7.70 to  16.85    33,206,024     0.00     0.45 to 0.90  11.48 to 12.18
Mid Cap Value Fund           15.92 to  23.77  1,767,231   17.88 to  26.50    39,280,254     0.66     0.45 to 0.90  11.33 to 12.03
Strategic Value Fund         13.02 to  13.33    992,232   13.96 to  14.43    14,109,979     0.54     0.45 to 0.90   7.23 to  7.90
Small Cap Growth Fund         9.35 to  28.60  2,587,050    9.89 to  30.17    41,291,745     0.00     0.45 to 0.90   5.32 to  5.97

                             January 1, 2005              December 31, 2005                For the Year ended December 31, 2005
                            ----------------  -----------------------------------------  ----------------------------------------
                                                                                         Investment
                                                                                           Income       Expense         Total
                                                                                           Ratio*       Ratio**       Return***
Subaccount                   Unit Fair Value    Units     Unit Fair Value   Net Assets       (%)          (%)            (%)
----------                  ----------------  ---------  ----------------  ------------  ----------  ------------  --------------
Small Cap Value Fund         18.54 to  30.71  2,163,857   19.22 to  31.60    53,053,333     0.40     0.45 to 0.90   2.75 to  3.37
International Equity Fund    11.84 to  24.64  3,438,250   13.77 to  28.56    68,719,152     0.42     0.45 to 0.90  15.72 to 16.46
REIT Fund                    16.57 to  16.97    592,975   18.55 to  19.18    11,211,730     2.21     0.45 to 0.90  11.96 to 12.66
Balanced Portfolio           10.57 to  19.71    970,744   11.55 to  21.36    14,194,017     0.93     0.45 to 0.90   8.21 to  8.88
Equity Income Portfolio      11.21 to  24.17  2,767,620   11.81 to  25.39    50,644,765     1.59     0.45 to 0.90   4.92 to  5.56
Growth Portfolio              7.86 to  22.15  5,393,337    8.27 to  23.26    77,516,624     0.50     0.45 to 0.90   4.85 to  5.49
Asset Manager Portfolio      10.50 to  19.34    741,335   10.87 to  19.98    11,558,328     2.62     0.45 to 0.90   3.11 to  3.74
Emerging Markets Equity
   (Int'l) Portfolio         11.97 to  16.51  1,264,268   15.87 to  22.10    22,576,825     0.38     0.45 to 0.90  32.66 to 33.55

                             January 1, 2004               December 31, 2004                For the Year ended December 31, 2004
                            ----------------  ------------------------------------------  ----------------------------------------
                                                                                          Investment
                                                                                            Income       Expense         Total
                                                                                            Ratio*       Ratio**       Return***
Subaccount                   Unit Fair Value     Units     Unit Fair Value   Net Assets       (%)          (%)            (%)
----------                  ----------------  ----------  ----------------  ------------  ----------  ------------  --------------
Money Market Fund           $10.53 to $19.41   3,509,066  $10.63 to $19.47  $ 41,788,915     0.94     0.45 to 0.90   0.05 to  0.80
Limited Maturity Bond Fund   11.38 to  15.54     582,976   11.64 to  15.79     7,775,769     3.44     0.45 to 0.90   1.40 to  2.17
Quality Bond Fund            11.75 to  32.22   1,824,967   12.29 to  33.48    28,271,915     4.25     0.45 to 0.90   3.66 to  4.44
High Yield Bond Fund         12.81 to  35.97   1,233,170   14.15 to  39.56    22,737,412     7.58     0.45 to 0.90   9.72 to 10.56
Flexibly Managed Fund        14.12 to  65.65   6,542,543   16.74 to  77.34   170,391,021     2.04     0.45 to 0.90  17.52 to 18.43
Growth Stock Fund             4.65 to  20.08   2,398,322    5.18 to  22.33    22,803,198     0.45     0.45 to 0.90  10.90 to 11.75
Large Cap Value Fund         10.75 to  46.22   3,237,387   12.08 to  51.82    63,964,702     1.44     0.45 to 0.90  11.84 to 12.70
Large Cap Growth Fund        10.44 to  10.60     579,660   11.25 to  11.52     6,622,079     0.63     0.45 to 0.90   7.69 to  8.51
Index 500 Fund                8.13 to  14.38  10,537,727    8.94 to  15.77   125,283,806     1.71     0.45 to 0.90   9.48 to 10.32
Mid Cap Growth Fund           6.20 to  13.66   2,532,744    6.87 to  15.10    26,367,057       --     0.45 to 0.90  10.38 to 11.22
Mid Cap Value Fund           12.92 to  19.44   1,712,480   15.92 to  23.77    34,456,319     0.41     0.45 to 0.90  22.07 to 23.02
Strategic Value Fund         10.57 to  10.73     723,135   13.02 to  13.33     9,504,977     0.47     0.45 to 0.90  23.14 to 24.10
Small Cap Growth Fund         8.57 to  26.32   2,607,060    9.35 to  28.60    40,274,620       --     0.45 to 0.90   8.52 to  9.34
Small Cap Value Fund         16.14 to  26.93   2,149,378   18.54 to  30.71    52,081,526     0.03     0.45 to 0.90  13.85 to 14.72
International Equity Fund     9.15 to  19.10   2,957,276   11.84 to  24.64    52,987,586     0.64     0.45 to 0.90  28.84 to 29.85
REIT Fund                    12.34 to  12.53     491,748   16.57 to  16.97     8,260,835     3.81     0.45 to 0.90  34.31 to 35.37
Balanced Portfolio            9.67 to  18.16   1,079,897   10.57 to  19.71    14,915,242     1.21     0.45 to 0.90   8.33 to  9.16
Equity Income Portfolio      10.09 to  21.83   2,704,412   11.21 to  24.17    48,433,117     1.48     0.45 to 0.90  10.53 to 11.38
Growth Portfolio              7.63 to  21.58   5,577,838    7.86 to  22.15    77,720,992     0.26     0.45 to 0.90   2.45 to   3.2
Asset Manager Portfolio      10.00 to  18.48     768,628   10.50 to  19.34    11,699,791     2.64     0.45 to 0.90   4.52 to  5.32
Emerging Markets Equity
   (Int'l) Portfolio          9.81 to  13.41   1,008,571   11.97 to  16.51    12,877,335     0.66     0.45 to 0.90  22.01 to 22.96

                             January 1, 2003              December 31, 2003                For the Year ended December 31, 2003
                            ----------------  -----------------------------------------  ----------------------------------------
                                                                                         Investment
                                                                                           Income       Expense         Total
                                                                                           Ratio*       Ratio**       Return***
Subaccount                   Unit Fair Value    Units     Unit Fair Value   Net Assets       (%)          (%)            (%)
----------                  ----------------  ---------  ----------------  ------------  ----------  ------------  --------------
Money Market Fund           $10.44 to $19.37  3,823,351  $10.53 to $19.41  $ 45,586,540     0.88     0.45 to 0.90  (0.04) to 0.71
Limited Maturity Bond Fund   11.06 to  15.22    561,656   11.38 to  15.54     7,428,676     3.82     0.45 to 0.90   1.98 to 2.75
Quality Bond Fund            11.07 to  30.54  1,679,212   11.75 to  32.22    25,012,368     4.45     0.45 to 0.90   5.23 to 6.02
High Yield Bond Fund         10.40 to  29.40  1,226,430   12.81 to  35.97    21,248,464     8.51     0.45 to 0.90  22.02 to 22.97
Flexibly Managed Fund        10.87 to  50.86  5,323,759   14.12 to  65.65   126,787,180     2.16     0.45 to 0.90  28.75 to 29.76
Growth Stock Fund             4.16 to  17.99  2,414,553    4.65 to  20.08    20,773,526     0.03     0.45 to 0.90  11.36 to 12.21
Large Cap Value Fund          8.45 to  36.41  3,182,788   10.75 to  46.22    57,617,552     1.69     0.45 to 0.90  26.62 to 27.61
Large Cap Growth Fund         8.39 to   8.44    337,631   10.44 to  10.60     3,555,532     0.58     0.45 to 0.90  24.48 to 25.45
Index 500 Fund                6.36 to  11.29  9,830,723    8.13 to  14.38   106,702,318     1.47     0.45 to 0.90  27.26 to 28.25
Mid Cap Growth Fund           4.17 to   9.22  2,358,927    6.20 to  13.66    22,279,833       --     0.45 to 0.90  47.96 to 49.14
Mid Cap Value Fund            9.44 to  14.32  1,538,503   12.92 to  19.44    25,773,764     0.40     0.45 to 0.90  35.62 to 36.69
Strategic Value Fund          8.52 to   8.57    510,758   10.57 to  10.73     5,429,374     0.51     0.45 to 0.90  24.01 to 24.98
Small Cap Growth Fund         5.84 to  17.98  2,533,043    8.57 to  26.32    36,958,989       --     0.45 to 0.90  46.19 to 47.36
Small Cap Value Fund          9.23 to  15.52  2,001,220   16.14 to  26.93    43,335,643       --     0.45 to 0.90  73.28 to 74.69
International Equity Fund     6.92 to  14.48  2,881,578    9.15 to  19.10    40,472,032     0.68     0.45 to 0.90  31.66 to 32.70
REIT Fund                     9.19 to   9.24    288,500   12.34 to  12.53     3,587,337     5.25     0.45 to 0.90  34.27 to 35.33
Balanced Portfolio            8.32 to  15.74  1,140,990    9.67 to  18.16    14,563,163     1.81     0.45 to 0.90  15.24 to 16.12
Equity Income Portfolio       7.78 to  16.88  2,435,253   10.09 to  21.83    40,514,691     1.71     0.45 to 0.90  29.16 to 30.18
Growth Portfolio              5.77 to  16.37  5,305,813    7.63 to  21.58    73,903,768     0.25     0.45 to 0.90  31.66 to 32.69
Asset Manager Portfolio       8.51 to  15.78    831,791   10.00 to  18.48    11,775,852     3.36     0.45 to 0.90  16.92 to 17.82
Emerging Markets Equity
   (Int'l) Portfolio          6.61 to   8.96    954,510    9.81 to  13.41     9,799,615       --     0.45 to 0.90  48.33 to 49.52

                             January 1, 2002              December 31, 2002                 For the Year ended December 31, 2002
                            ----------------  ----------------------------------------  --------------------------------------------
                                                                                        Investment
                                                                                          Income       Expense           Total
                                                                                          Ratio*       Ratio**         Return***
Subaccount                   Unit Fair Value    Units     Unit Fair Value  Net Assets       (%)          (%)              (%)
----------                  ----------------  ---------  ----------------  -----------  ----------  ------------  ------------------
Money Market Fund           $10.27 to $19.18  3,957,528  $10.44 to $19.37  $47,383,283      1.58    0.45 to 0.90     0.74 to 4.00
Limited Maturity Bond Fund   10.41 to  14.43    493,068   11.06 to  15.22    6,522,781      2.98    0.45 to 0.90     5.30 to 10.12
Quality Bond Fund            10.51 to  29.20  1,428,585   11.07 to  30.54   20,812,882      4.30    0.45 to 0.90     4.33 to 10.23
High Yield Bond Fund         10.06 to  28.62  1,119,074   10.40 to  29.40   16,400,225     10.13    0.45 to 0.90     2.48 to 3.57
Flexibly Managed Fund        10.77 to  50.73  4,473,710   10.87 to  50.86   87,844,079      2.83    0.45 to 0.90     0.02 to 8.21
Growth Stock Fund             6.42 to  27.81  2,271,742    4.16 to  17.99   18,001,117        --    0.45 to 0.90  (39.94) to (35.20)
Large Cap Value Fund          9.98 to  43.09  2,958,289    8.45 to  36.41   43,897,982      1.61    0.45 to 0.90  (15.72) to (13.72)
Large Cap Growth Fund        10.04 to  19.14     75,147    8.39 to   8.44      632,221      0.78    0.45 to 0.90  (16.10) to (15.94)
Index 500 Fund                8.22 to  14.63  8,999,725    6.36 to  11.29   76,776,275      1.45    0.45 to 0.90  (23.45) to (22.63)
Mid Cap Growth Fund           6.22 to  13.78  1,850,903    4.17 to   9.22   11,976,331        --    0.45 to 0.90  (34.54) to (32.89)
Mid Cap Value Fund           10.43 to  15.92  1,349,708    9.44 to  14.32   17,057,712      0.58    0.45 to 0.90  (10.23) to (5.94)
Strategic Value Fund            -- to     --    374,978    8.52 to   8.57    3,201,543      0.58    0.45 to 0.90  (14.77) to (14.51)

                             January 1, 2002              December 31, 2002                 For the Year ended December 31, 2002
                            ----------------  ----------------------------------------  --------------------------------------------
                                                                                        Investment
                                                                                          Income       Expense           Total
                                                                                          Ratio*       Ratio**         Return***
Subaccount (Continued)       Unit Fair Value    Units     Unit Fair Value  Net Assets       (%)          (%)              (%)
----------------------      ----------------  ---------  ----------------  -----------  ----------  ------------  ------------------
Small Cap Growth Fund        10.13 to  31.27  2,274,612    5.84 to  17.98   23,576,721        --    0.45 to 0.90  (42.60) to (36.28)
Small Cap Value Fund         11.09 to  18.79  1,738,722    9.23 to  15.52   22,440,876        --    0.45 to 0.90  (17.51) to (8.08)
International Equity Fund     7.72 to  16.20  2,698,546    6.92 to  14.48   29,402,251      0.13    0.45 to 0.90  (20.31) to (10.35)
REIT Fund                       -- to     --    100,245    9.19 to   9.24      923,544      4.60    0.45 to 0.90   (8.11) to (7.94)
Balanced Portfolio              -- to     --  1,046,277    8.32 to  15.74   11,601,167      2.51    0.45 to 0.90  (17.89) to (17.15)
Equity Income Portfolio       9.41 to  20.47  2,207,577    7.78 to  16.88   29,258,020      1.68    0.45 to 0.90  (17.69) to (16.48)
Growth Portfolio              8.30 to  23.60  4,741,500    5.77 to  16.37   51,842,303      0.25    0.45 to 0.90  (31.79) to (30.42)
Asset Manager Portfolio       9.37 to  17.42    775,811    8.51 to  15.78    9,795,842      3.59    0.45 to 0.90   (9.55) to (7.12)
Emerging Markets Equity
   (Int'l) Portfolio          7.32 to   9.83    950,356    6.61 to   8.96    6,511,178        --    0.45 to 0.90  (10.71) to (9.31)

* These ratios represent the dividends, excluding distributions of capital gains, received by the subaccounts within Account I from the underlying mutual funds, net of management fees and expenses assessed by the fund manager, divided by the average net assets of the respective subaccounts. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying funds in which the subaccounts invest.

** These ratios represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying subaccount are excluded, as in Cornerstone VUL IV (which would have an expense ratio of 0.00% since all contract charges are assessed through a reduction in units held).

*** These ratios represent the total return for the periods indicated, including changes in the value of the underlying subaccount, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The Penn Mutual Life Insurance Company and contract owners of Penn Mutual Variable Life Account I

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the sub accounts disclosed in Note 1 which comprise the Penn Mutual Variable Life Account I (the "Variable Account") at December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Variable Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2006 by correspondence with the transfer agent, provides a reasonable basis for our opinion. The financial highlights included in Note 5 of the Variable Account for two years ended December 31, 2003 were audited by other auditors whose report dated March 19, 2004 expressed an unqualified opinion on those financial highlights.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
April 3, 2007

                         REPORT OF INDEPENDENT AUDITORS

To The Board of Trustees
The Penn Mutual Life Insurance Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income, changes in equity, and cash flows present fairly, in all material respects, the financial position of The Penn Mutual Life Insurance Company and its subsidiaries (the "Company") at December 31, 2006 and 2005, and the results of their operations and their cash flows for the years then ended in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
February 8, 2007

            THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                           CONSOLIDATED BALANCE SHEETS

AS OF DECEMBER 31,                                                  2006                        2005
-----------------------------------------------------------------------------------------------------------
(IN THOUSANDS)
ASSETS
Debt securities, at fair value                                 $  5,690,980                $  5,518,073
Equity securities, at fair value                                      8,980                          --
Real estate, net of accumulated depreciation                         16,896                      17,453
Policy loans                                                        633,403                     625,432
Short-term investments                                              191,347                     220,783
Other invested assets, at fair value                                245,156                     204,461
                                                               ------------                ------------
      Total investments                                           6,786,762                   6,586,202

Cash and cash equivalents                                            54,600                      83,994
Investment income due and accrued                                    73,528                      67,223
Deferred acquisition costs                                          753,703                     699,571
Amounts recoverable from reinsurers                                 352,920                     334,823
Broker/dealer receivables                                         1,922,896                   1,696,500
Goodwill                                                             50,026                      50,777
Other assets                                                        296,565                     281,970
Separate account assets                                           3,791,429                   3,291,039
                                                               ------------                ------------
     TOTAL ASSETS                                              $ 14,082,429                $ 13,092,099
                                                               ============                ============

LIABILITIES

Reserves for future policy benefits                            $  2,615,364                $  2,623,051
Other policyholder funds                                          3,279,078                   3,138,339
Policyholders' dividends payable                                     18,554                      18,989
Broker/dealer payables                                            1,678,262                   1,417,197
Accrued income taxes                                                152,966                     143,801
Debt                                                                298,185                     329,632
Other liabilities                                                   353,254                     337,916
Separate account liabilities                                      3,791,429                   3,291,039
                                                               ------------                ------------
     TOTAL LIABILITIES                                           12,187,092                  11,299,964
                                                               ------------                ------------

EQUITY

Retained earnings                                                 1,835,306                   1,689,892
Accumulated other comprehensive income:
    Unrealized appreciation of securities, net                       61,805                     105,074
    Minimum pension liability                                        (1,774)                     (2,831)
                                                               ------------                ------------
    Total accumulated other comprehensive income                     60,031                     102,243
                                                               ------------                ------------
     TOTAL EQUITY                                                 1,895,337                   1,792,135
                                                               ------------                ------------
     TOTAL LIABILITIES AND EQUITY                              $ 14,082,429                $ 13,092,099
                                                               ============                ============


   The accompanying notes are an integral part of these financial statements.

            THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                       CONSOLIDATED STATEMENTS OF INCOME

FOR THE YEARS ENDED DECEMBER 31,                                  2006                        2005                       2004
--------------------------------------------------------------------------------------------------------------------------------
(IN THOUSANDS)
REVENUES
Premium and annuity considerations                             $   139,298                $   123,909                $   129,330
Policy fee income                                                  249,635                    222,188                    210,443
Net investment income                                              410,491                    385,285                    427,390
Net realized capital losses                                         (9,667)                    (2,949)                    (1,208)
Broker/dealer fees and commissions                                 536,732                    467,947                    412,800
Other income                                                        32,377                     29,591                     26,770
                                                               -----------               ------------                -----------

TOTAL REVENUES                                                   1,358,866                  1,225,971                  1,205,525
                                                               -----------               ------------                -----------


BENEFITS AND EXPENSES

Benefits paid to policyholders and beneficiaries                   403,781                    399,437                    381,859
Policyholder dividends                                              37,122                     36,247                     39,077
Decrease in reserves for future policy benefits                    (11,187)                   (31,233)                   (29,339)
General expenses                                                   350,385                    313,988                    308,698
Broker/dealer sales expense                                        301,959                    264,719                    228,089
Amortization of deferred acquisition costs                          86,974                     74,898                     72,927
                                                               -----------               ------------                -----------

TOTAL BENEFITS AND EXPENSES                                      1,169,034                  1,058,056                  1,001,311
                                                               -----------               ------------                -----------

INCOME BEFORE INCOME TAXES                                         189,832                    167,915                    204,214
                                                               -----------               ------------                -----------
Income taxes:
      Current                                                       (2,716)                    22,699                     70,685
      Deferred                                                      47,134                     32,788                     (3,817)
                                                               -----------               ------------                -----------

INCOME TAX EXPENSE                                                  44,418                     55,487                     66,868
                                                               -----------               ------------                -----------

       NET INCOME                                              $   145,414                $   112,428                $   137,346
                                                               ===========               ============                ===========


   The accompanying notes are an integral part of these financial statements.

             THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY

                                                            ACCUMULATED
                                                               OTHER
                                                           COMPREHENSIVE               RETAINED
                                                           INCOME/(LOSS)               EARNINGS                TOTAL EQUITY
---------------------------------------------------------------------------------------------------------------------------
(IN THOUSANDS)
BALANCE AT JANUARY 1, 2004                                 $   213,843                $ 1,440,118               $ 1,653,961
Net income for 2004                                                 --                    137,346                   137,346
Other comprehensive income, net of tax
   Unrealized depreciation of securities,                           --                         --                        --
    net of reclassification adjustments                        (25,177)                        --                   (25,177)
  Minimum pension liability                                       (300)                        --                      (300)
                                                                                                                -----------
Comprehensive Income                                                --                         --                   111,869
                                                           -----------                -----------               -----------
BALANCE AT DECEMBER 31, 2004                               $   188,366                $ 1,577,464               $ 1,765,830

Net income for 2005                                                 --                    112,428                   112,428
Other comprehensive income, net of tax
    Unrealized depreciation of securities,                          --                         --                        --
    net of reclassification adjustments                        (85,992)                        --                   (85,992)
    Minimum pension liability                                     (131)                        --                      (131)
                                                                                                                -----------
Comprehensive income                                                --                         --                    26,305
                                                           -----------                -----------               -----------
BALANCE AT DECEMBER 31, 2005                               $   102,243                $ 1,689,892               $ 1,792,135

Net income for 2006                                                 --                    145,414                   145,414
Other comprehensive income, net of tax
      Unrealized depreciation of securities,                        --                         --                        --
      net of reclassification adjustments                      (43,269)                        --                   (43,269)
      Minimum pension liability                                  1,057                         --                     1,057
                                                                                                                -----------
Comprehensive Income                                                --                         --                   103,202
                                                           -----------                -----------               -----------
BALANCE AT DECEMBER 31, 2006                               $    60,031                $ 1,835,306               $ 1,895,337
                                                           ===========                ===========               ===========


   The accompanying notes are an integral part of these financial statements.

            THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF CASH FLOWS

FOR THE YEARS ENDED DECEMBER 31,                                           2006                    2005                    2004
---------------------------------------------------------------------------------------------------------------------------------
(IN THOUSANDS)
                   CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                            $   145,414             $   112,428             $   137,346
Adjustments to reconcile net income to net cash
provided by operating activities:
 Capitalization of acquisition costs                                     (135,526)               (128,349)               (117,276)
 Amortization of deferred acquisition costs                                86,974                  74,898                  72,927
 Policy fees on universal life and investment contracts                  (137,060)               (124,112)               (114,081)
 Interest credited on universal life and investment
 contracts                                                                136,499                 127,058                 116,599
 Depreciation and amortization                                             (8,523)                  1,833                   6,983
 Net realized capital losses                                                9,667                   2,949                   1,208
 (Increase)/decrease in investment income due and
 accrued                                                                   (6,305)                  5,691                   6,969
 Increase in amounts recoverable from reinsurers                          (18,097)                 (9,289)                (21,026)
 Decrease in reserves for future policy benefits                           (7,687)                (33,062)                (18,049)
 Increase in accrued income tax payable                                    33,354                  19,391                   2,721
 Other, net                                                                (9,737)                 14,846                  13,702
                                                                      -----------             -----------             -----------
   NET CASH PROVIDED BY OPERATING ACTIVITIES                               88,973                  64,282                  88,023
                                                                      -----------             -----------             -----------

                   CASH FLOWS FROM INVESTING ACTIVITIES

SALE OF INVESTMENTS:
 Debt securities available for sale                                     2,877,545               1,128,999                 807,088
 Equity securities                                                          1,373                   4,386                 181,206
 Other                                                                       (166)                    (36)                   (534)

MATURITY AND OTHER PRINCIPAL REPAYMENTS:
 Debt securities available for sale                                       544,353                 640,578                 585,787
 Other                                                                     32,903                  17,684                  65,569

COST OF INVESTMENTS ACQUIRED:
 Debt securities available for sale                                    (3,657,500)             (2,188,988)             (1,634,887)
 Acquisition, net of cash acquired                                             --                 (60,045)                     --
 Equity securities                                                         (1,380)                 (4,576)               (169,144)
 Other                                                                    (78,924)                (39,176)                (63,496)

Change in policy loans, net                                                (7,971)                 (3,468)                 19,747
Cost of short-term investments sold/(acquired), net                        29,436                 187,460                (241,197)
Purchases of furniture and equipment, net                                  (3,453)                 (2,655)                (15,197)
                                                                      -----------             -----------             -----------

   NET CASH USED IN INVESTING ACTIVITIES                              $  (263,784)            $  (319,837)            $  (465,058)
                                                                      -----------             -----------             -----------


                                 ...CONTINUED -

            THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
               CONSOLIDATED STATEMENTS OF CASH FLOWS - CONTINUED


FOR THE YEARS ENDED DECEMBER 31,                                       2006                    2005                    2004
-------------------------------------------------------------------------------------------------------------------------------
(IN THOUSANDS)
                  CASH FLOWS FROM FINANCING ACTIVITIES


Deposits for universal life and investment contracts               $ 974,050                $ 922,974                $ 898,734
Withdrawals from universal life and investment
contracts                                                           (704,739)                (669,576)                (621,382)
Transfers to separate accounts                                      (127,116)                 (62,534)                 (69,450)
Issuance/(extinguishment) of debt                                    (31,447)                  58,359                  183,475
Decrease in net broker/dealer receivables                             34,669                   11,552                   34,566
                                                                   ---------                ---------                ---------

   NET CASH PROVIDED BY FINANCING ACTIVITIES                         145,417                  260,775                  425,943
                                                                   ---------                ---------                ---------

   NET INCREASE IN CASH AND CASH EQUIVALENTS                         (29,394)                   5,220                   48,908

CASH AND CASH EQUIVALENTS
   Beginning of the year                                              83,994                   78,774                   29,866
                                                                   ---------                ---------                ---------
   END OF THE YEAR                                                 $  54,600                $  83,994                $  78,774
                                                                   =========                =========                =========


   The accompanying notes are an integral part of these financial statements.

            THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                 (IN THOUSANDS)


1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
ORGANIZATION AND BASIS OF PRESENTATION
The Penn Mutual Life Insurance Company ("PML") was founded and commenced business in 1847 as a mutual life insurance company. PML concentrates primarily on the sale of individual life insurance and annuity products. The primary products that PML currently markets are traditional whole life, term life, universal life, variable universal life, immediate annuities and deferred annuities, both fixed and variable. PML markets its products through a network of career agents, independent agents, and independent marketing organizations. PML is also involved in the broker/dealer business, which offers a variety of investment products and services and is conducted through PML's non-insurance subsidiaries. PML sells its products in all fifty states and the District of Columbia.


The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States ("GAAP") and include the accounts of The Penn Mutual Life Insurance Company, its wholly owned life insurance subsidiary, The Penn Insurance and Annuity Company ("PIA"), and non-insurance subsidiaries (principally broker/dealer and investment advisory subsidiaries) (collectively the "Company"). All significant intercompany accounts and transactions have been eliminated in consolidation. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts in the financial statements and accompanying notes. Such estimates and assumptions could change in the future, as more information becomes known which could impact the amounts reported and disclosed therein.

ACQUISITIONS
On March 22, 2005, one of the Companies non-insurance subsidiaries acquired 100 percent of the outstanding common shares of Parker/Hunter Inc. Parker/Hunter is principally engaged in providing securities brokerage, investment banking, asset management, and related financial services to individuals, institutions, corporations, and municipalities in Pennsylvania, Ohio, & West Virginia. The Company has goodwill of $35,672 and intangible assets of $8,700 related to this transaction.

INVESTMENTS
The Company classifies its debt securities (bonds, preferred stocks and mortgage and asset-backed securities) as available-for-sale. These securities are carried at fair value, with the change in unrealized gains and losses reported in other comprehensive income, net of tax. Income on debt securities is recognized using the effective yield method. For mortgage and asset-backed securities ("structured securities"), changes in expected cash flows are recognized using the retrospective method, except for favorable changes in expected cash flows for structured securities where the possibility of credit loss is other than remote. In these cases, income is recognized on the prospective method over the remaining life of the securities. Cash flow assumptions for structured securities are obtained from broker dealer survey values or internal estimates consistent with the current interest rate and economic environments. These assumptions represent the Company's best estimate of the amount and timing of estimated principal and interest cash flows based on current information and events that a market participant would use in determining the current fair value of the security. Interest on debt securities is recorded as income when earned.


Equity securities are classified as available-for-sale and carried at fair value. Dividends on equity securities are credited to income on their ex-dividend dates.


The Company regularly evaluates the carrying value of debt and equity securities and adjusts their recorded value for impairment considered other than temporary. Factors considered in determining whether a decline in fair value is other than temporary include the significance of the decline, the length of time a security's fair value is below its amortized cost, current economic conditions, past credit loss experience, estimated future cash flows, and other circumstances of the investee, and the Company's ability and intent to hold the investment for a sufficient period of time to allow for anticipated recovery. A decline in a security's fair

                                 (IN THOUSANDS)


value that is deemed to be other than temporary is reported in income as a realized capital loss and an appropriate reduction in the cost basis of the security is recognized. The discount created by the impairment loss is amortized into investment income over the remaining term of the security based on expected future cash flows.


Realized gains and losses are determined by specific identification and are included in income on the trade date, net of amortization of deferred acquisition costs. Unrealized gains and losses, net of applicable taxes and amortization of deferred acquisition costs, are accounted for as a separate component of other comprehensive income.


Policy loans are carried at the aggregate of unpaid principal balances with interest.


Short-term investments include securities purchased with an original maturity date of less than one year. Short-term investments are valued at cost, which approximates fair value.


Other invested assets primarily include limited partnerships. Investments in limited partnerships are accounted for using the equity method. Income from these partnerships is classified as investment income.

DERIVATIVES
The Company utilizes various derivatives, including interest rate swaps, financial futures, interest rate caps, and put options in conjunction with its management of assets and liabilities and interest rate risk. All derivatives are recognized at fair value and reported as investments. The accounting treatment for specific derivatives depends on whether management elects to follow hedge accounting, subject to the criteria for demonstrating hedge effectiveness specified in Statement of Financial Accounting Standards (SFAS) No. 133, "Accounting for Derivative Instruments and Hedging Activities."


Interest rate swaps are used to manage risk from interest rate fluctuations. These derivative transactions have been designated to qualify as fair value hedges of fixed rate securities in the investment portfolio. Accordingly, the gain or loss on the hedging instruments is recognized in current earnings. The change in fair value on the hedged item attributable to the hedged risk adjusts the carrying amount of the hedged item and is recognized in current earnings. The Company recognized realized capital gains/(losses) of $392, $(11,040), and $2,435 in 2006, 2005 and 2004, respectively, related to the ineffectiveness of its swap hedges. At December 31, 2006, the Company did not have any derivatives accounted for as fair value hedges.


In 2006 and 2005, the Company entered into interest rate swaps, financial futures and put options to hedge risks associated with the offering of equity market based guarantees in the company's annuity product portfolio. The change in fair value of these derivatives is recognized as a realized gain/(loss). The loss of these derivative transactions is $4,255 and $131 as of December 31, 2006 and 2005, respectively.


Interest rate caps are carried at fair value and are classified as other invested assets in the consolidated balance sheet. The Company's use of interest rate caps is designed to manage risk associated with rising interest rates, but is not a hedge of specific assets or liabilities. Therefore, these transactions do not qualify for hedge accounting treatment. As a result, the change in the fair value of the derivatives is recognized currently in realized capital gains or losses in the period of change. The Company recognized realized capital losses of $1,697, $4,666 and $14,040 in 2006, 2005 and 2004, respectively, related to the change in fair value of interest rate caps.

CASH AND CASH EQUIVALENTS
Cash and cash equivalents include cash on hand, money market instruments and other debt securities purchased with an original maturity date of 90 days or less.

                                 (IN THOUSANDS)

OTHER ASSETS
Property and equipment, leasehold improvements, computer equipment, and packaged software are stated at cost, less accumulated depreciation and amortization. Depreciation on property and equipment is calculated using the straight-line method over the estimated useful lives of the related assets. Amortization of leasehold improvements is calculated using the straight-line method over the lesser of the term of the leases or the estimated useful life of the improvements. Depreciation of computer equipment is calculated using the straight-line method over the lesser of its useful life or three years. Packaged software is depreciated using the straight-line method over the lesser of its useful life or three years. At December 31, 2006 and 2005, these assets had a gross carrying amount of $96,085 and $93,100, respectively and accumulated depreciation and amortization was $71,871 and $64,530 at December 31, 2006 and 2005, respectively. Related depreciation and amortization expense was $7,341, $13,072, and $8,674 for the years ended December 31, 2006, 2005 and 2004, respectively.


Intangibles assets with definite lives, which are related to purchased customer lists, are amortized over five years and had a gross carrying amount of $10,707 and $10,707 and accumulated amortization of $4,411 and $2,643 as of December 31, 2006 and 2005, respectively. The aggregate amortization expense related to these intangible assets was $1,768, $1,432 and $199 in 2006, 2005 and 2004, respectively. Estimated annual amortization expense is:

                  YEARS ENDING                           AMORTIZATION
                  ------------                           ------------
                  DECEMBER 31,                              EXPENSE
                  ------------                              -------
                      2007                                  $1,517
                      2008                                   1,316
                      2009                                     912
                      2010                                     668
                      2011                                     479

The Company had goodwill of $50,026 and $50,777 as of December 31, 2006 and 2005, respectively. Goodwill is reviewed annually for impairment pursuant to SFAS No. 142, "Goodwill and Other Intangible Assets." No impairment of goodwill was recognized during 2006, 2005 or 2004.

DEFERRED ACQUISITION COSTS
Costs of acquiring new insurance and investment type contracts, which vary with and are primarily related to the production of new business, are deferred to the extent that such costs are deemed recoverable from future gross profits. Such costs include commissions, certain costs of policy issuance and underwriting, and certain variable agency expenses.


Deferred acquisition costs ("DAC") related to participating traditional and universal life insurance policies and investment type products without mortality risk that include significant surrender charges fall under SFAS No. 120, "Accounting and Reporting by Mutual Life Insurance Enterprises and by Insurance Enterprises for Certain Long-Duration Participating Contracts" and SFAS No. 97. "Accounting by Insurance Cos. for Certain Long-Duration Contracts & Realized Gains & Losses on Investment Sales" and are being amortized over the lesser of the estimated or actual contract life. Amortization expense is recognized in proportion to estimated gross profits arising principally from interest, mortality and expense margins and surrender charges. The effects of revisions to estimated gross profits are reflected as adjustments to DAC in the period such estimated gross profits are revised. Deferred acquisition costs related to certain term business fall under SFAS No. 60. "Accounting and Reporting by Insurance Enterprises " and are amortized in proportion to premium revenue.


DAC is reviewed annually to determine that the unamortized portion of such costs is recoverable from future estimated gross profits. The Company has evaluated all unamortized DAC and concluded these amounts are recoverable at December 31, 2006 and 2005, respectively. Certain costs and expenses reported in the consolidated income statements are net of amounts deferred.

                                 (IN THOUSANDS)

SEPARATE ACCOUNTS
Separate Account assets and liabilities represent segregated funds administered and invested by the Company primarily for the benefit of variable life insurance policyholders and annuity and pension contractholders, including the Company's benefit plans. The value of the assets in the Separate Accounts reflects the actual investment performance of the respective accounts and is not guaranteed by the Company. The carrying value for Separate Account assets and liabilities approximates the fair value of the underlying assets, which are primarily common stocks.


The Company issues traditional variable annuity contracts in the separate accounts in which the Company provides various forms of guarantees to benefit the related contract holders called Guaranteed Minimum Death Benefits ("GMDB"), Guaranteed Minimum Accumulated Benefits ("GMAB") and GMAB/Guaranteed Minimum Withdrawal Benefits ("GMWB"). See Note 10 for a discussion of the Company's obligation regarding these product features.


SALES INDUCEMENTS
Certain sales inducements are capitalized and then amortized into income in the future. PML has deferred annuity policies in force that contain sales inducements, which are deferred if they meet the requirements.


Capitalized sales inducements are amortized using the same methodology and assumptions used to amortize DAC. The following table summarizes the changes to the sales inducements asset as of December 31:

                                           2006                  2005
                                           ----                  ----
Beginning balance                         $19,430               $14,818
Additional amounts deferred                 9,764                 6,718
Amortization                                1,487                 2,106
                                          -------               -------
Ending balance                            $27,707               $19,430
                                          =======               =======


RESERVES FOR FUTURE POLICY BENEFITS

Future policy benefits include reserves for participating traditional life insurance and life contingent annuity products and are established in amounts adequate to meet the estimated future obligations of the policies in force.


Liabilities for participating traditional life products are computed using the net level premium method, using assumptions for investment yields, mortality and morbidity, which are consistent with the dividend fund interest rate and mortality rates used in calculating cash surrender values. Interest rate assumptions used in the calculation of the liabilities for participating traditional life products ranged from 2.5% to 8.5%. Reserves for substandard policies are computed using multiples of the respective underlying mortality tables.


Liabilities for life contingent annuity products are computed by estimating future benefits and expenses. Assumptions are based on the Company's actual experience projected at the time of policy issue with provision for adverse deviations. Interest rate assumptions range from 2.25% to 13.25%.


OTHER POLICYHOLDER FUNDS

Other policyholder funds represent liabilities for universal life and investment-type annuity products. The liabilities for these products are based on the contract account value, which consists of deposits received from customers and investment earnings on the account value, less administrative and expense charges. The liability for universal life products is also reduced by mortality charges.

                                 (IN THOUSANDS)


Liabilities for the non-life contingent annuity products are computed by estimating future benefits and expenses. Assumptions are based on Company experience projected at the time of policy issue. Interest rate assumptions range from 2.0% to 10.5%.


Contract charges assessed against account values for universal life and investment-type annuities are reflected as policy fee income in revenue. Interest credited to account values and universal life benefit claims in excess of fund values are reflected as benefit expense.

POLICYHOLDERS' DIVIDENDS PAYABLE
As of December 31, 2006, participating insurance expressed as a percentage of insurance in force is 96%, and as a percentage of premium income is 56%. The Board of Trustees approves the amount of Policyholders' dividends to be paid annually. The aggregate amount of policyholders' dividends is calculated based on actual interest, mortality, morbidity and expense experience for the year and on management's judgment as to the appropriate level of equity to be retained by the Company. The carrying value of this liability approximates the earned amount and fair value at December 31, 2006.

BROKER/DEALER RECEIVABLES AND PAYABLES
Broker/dealer transactions in securities and listed options, including related commission revenue and expense, are recorded on a trade-date basis.


At December 31, 2006, the customer margin securities of $559,604 and stock borrowings of $1,403,633 were available to the Company to utilize as collateral on various borrowings and other purposes. The Company utilized $27,690 of these securities as collateral for bank loans and $1,518,048 in stock loan agreements.

FEDERAL INCOME TAXES
The Company files a consolidated federal income tax return with its life and non-life insurance subsidiaries. Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are established to reflect the impact of temporary differences between the amount of assets and liabilities recognized for financial reporting purposes and such amounts recognized for tax purposes. These deferred tax assets or liabilities are measured by using the enacted tax rates expected to apply to taxable income in the period in which the deferred tax liabilities or assets are expected to be settled or realized.

REINSURANCE
In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance enterprises or reinsurers under excess coverage and coinsurance contracts. The Company has set its retention limit for acceptance of risk on life insurance policies at various levels up to $5 million.


Insurance liabilities are reported before the effects of reinsurance. Reinsurance receivables (including amounts related to insurance liabilities) are reported as assets, Amounts recoverable from reinsurers. Estimated reinsurance receivables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts.

BENEFIT PLANS
The Company accounts for defined benefits in accordance with the requirements of SFAS No. 87, "Employees Accounting for Pensions", and the disclosure provision of SFAS No. 132R, "Employers' Disclosures About Pension and Other Post-retirement Benefits". The underlying benefit plans are subject to periodic actuarial valuation by qualified independent actuarial firms. An additional minimum liability is recognized to the extent the accumulated benefit obligation plus the reported prepaid assets, or less the reported liability exceeds the fair value of plan assets.

                                 (IN THOUSANDS)

RECLASSIFICATION
Certain 2005 and 2004 amounts have been reclassified to conform with 2006 presentation.

NEW ACCOUNTING PRONOUNCEMENTS

SOP 05-1
Effective January 1, 2007, the Company will adopt the American Institute of Certified Public Accountants Statement of Position 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts (SOP 05-1). SOP 05-1 provides the criteria for defining an internal replacement as well as classifying whether it is due to an integrated feature or a non-integrated feature. The SOP also provides guidance on establishing DAC on internal replacements. The company does not expect implementation of the standard will have a material effect on its consolidated results from operation or financial position.

FIN 48
Effective January 1, 2007, the company will adopt FASB interpretation No. 48 (FIN 48), Accounting for Uncertainty in Income Taxes. Under the transition guidance for implementing FIN 48 any required cumulative effect adjustment will be recorded to retained earnings as of January 1, 2007. The company does not expect implementation of the standard will have a material effect on its consolidated results from operation or financial position.

SFAS 158
For non-public companies, Financial Accounting Standards Board's Statement of Accounting Standards No. 158 (SFAS 158), "Employers' Accounting for Defined Benefit Pension and Other Postretirement Plans" is effective for fiscal years ending after June 25, 2007. The Company will adopt the provisions of SFAS as of December 31, 2007. SFAS 158 requires the funded status of a defined postretirement plan to be recognized as an asset or liability on the Balance Sheet. The current year change in the funded status must be reported through comprehensive income. In addition, the measurement date of the funded status of the plan will be the Balance Sheet date. The company does not expect implementation of the statement will have a material effect on its financial position.

SFAS 155
Effective January 1, 2007, the Company will be adopting SFAS No. 155, "Accounting for Certain Hybrid Financial Instruments, an Amendment of FASB Statements No. 133 and 140." The FASB recommended a limited scope applying to securitized interests that only contain an imbedded derivative that is tied to the prepayment risk of the underlying prepayable financial assets. The company does not expect implementation of the standard will have a material effect on its consolidated results from operation or financial position.

2. INVESTMENTS:

DEBT SECURITIES
The following tables summarize the Company's investments in debt securities. All debt securities are classified as available-for-sale and are carried at fair value. Amortized cost is net of cumulative writedowns determined by management to be other than temporary declines in value of $20,617 and $25,096 as of December 31, 2006 and 2005, respectively.

                                 (IN THOUSANDS)

                                                                                   DECEMBER 31, 2006
                                                    -------------------------------------------------------------------------------
                                                                             GROSS                GROSS
                                                      AMORTIZED             UNREALIZED          UNREALIZED               ESTIMATED
                                                        COST                 GAINS               LOSSES                 FAIR VALUE
                                                    -------------------------------------------------------------------------------
U.S. Treasury, government agency securities          $  196,348           $    1,999           $    2,617               $  195,730
States and political subdivisions                         7,299                  630                   --                    7,929
Corporate securities                                  2,288,357              111,016               27,772                2,371,601
Residential mortgage backed securities                1,235,784                9,751                3,885                1,241,650
Commercial mortgage backed securities                 1,273,375               12,097                8,492                1,276,980
Asset-backed securities                                 546,938                8,851                  503                  555,286
Redeemable preferred stocks                              37,474                4,809                  479                   41,804
                                                     ----------           ----------           ----------               ----------
    TOTAL DEBT SECURITIES                            $5,585,575           $  149,153           $   43,748               $5,690,980
                                                     ==========           ==========           ==========               ==========


                                                                                      DECEMBER 31, 2005
                                                     ------------------------------------------------------------------------------
                                                                                   GROSS                GROSS
                                                            AMORTIZED           UNREALIZED            UNREALIZED        ESTIMATED
                                                             COST                   GAINS               LOSSES          FAIR VALUE
                                                     ------------------------------------------------------------------------------
U.S. Treasury, government and agency securities            $  671,804           $   44,312            $    3,045        $  713,071
States and political subdivisions                               7,286                  886                    --             8,172
Corporate securities                                        2,098,287              154,406                25,230         2,227,463
Residential mortgage backed securities                      1,134,235                8,698                18,345         1,124,588
Commercial mortgage backed securities                       1,127,009               24,726                16,320         1,135,415
Asset-backed securities                                       276,612                8,641                 3,442           281,811
Redeemable preferred stocks                                    24,298                3,280                    25            27,553
                                                           ----------           ----------            ----------        ----------
    TOTAL DEBT SECURITIES                                  $5,339,531           $  244,949            $   66,407        $5,518,073
                                                           ==========           ==========            ==========        ==========

Corporate securities include $50,000 in notes initially yielding 1.6% with imbedded floors inversely tied to LIBOR. As of December 31, 2006 and 2005, the notes had a fair value of $48,575 and $52,770, respectively.

                                 (IN THOUSANDS)

The following table summarizes the amortized cost and fair value of debt securities as of December 31, 2006 by contractual maturity.


                                          AMORTIZED
Years to maturity:                           COST        FAIR VALUE
                                       ------------     -----------
One or less                               $ 98,981        $ 96,297
After one through five                     518,555         529,088
After five through ten                     773,450         786,950
After ten                                1,101,018       1,162,925
Residential mortgage backed securities   1,235,784       1,241,650
Commercial mortgage backed securities    1,273,375       1,276,980
Asset-backed securities                    546,938         555,286
Redeemable preferred stocks                 37,474          41,804
                                       ------------     ----------
  TOTAL DEBT SECURITIES                 $5,585,575      $5,690,980
                                       ============     ==========


Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage and other asset-backed securities are presented separately in the maturity schedule due to the potential for prepayment. The weighted average life of these securities is estimated at 4.8 years.

Residential mortgage backed securities (MBS), Commercial MBS and Asset-backed securities follow a structured principal repayment schedule and 98% are of high credit quality. Securities totaling $2,996,308 are rated AAA and include $9,837 of interest-only tranches. As of December 31, 2006 and 2005, the Company's investments included $1,007 and $1,336, respectively, of the tranches retained from the 1996 securitization of the Company's commercial mortgage loan portfolio. These investments represented less than 1% of equity at December 31, 2006 and 2005.

At December 31, 2006, the largest industry concentration of the Company's portfolio was investments in the electric industry of $361,110 representing 6.35% of the total debt portfolio.

Proceeds during 2006, 2005 and 2004 from sales of available-for-sale securities were $2,877,545, $1,128,999, and $807,088, respectively. Gross gains (losses) realized on those sales were $48,401 and $(48,820), respectively, during 2006, $25,496 and $(9,301), respectively, during 2005, and $41,464 and $(5,772), respectively, during 2004. During 2006, 2005, and 2004, the Company realized losses of $9,207, $1,537, and $20,427, respectively, related to impairment of debt securities.

The Company's investment portfolio of debt securities is predominantly comprised of investment grade securities. At December 31, 2006 and 2005, debt securities with fair value totaling $270,701 and $295,587, respectively, were less than investment grade. At December 31, 2006 and 2005, there were no securities to be restructured pursuant to commenced negotiations. There was one debt security that defaulted in 2006. The scheduled second interest payment was written off through net investment income, and subsequent interest was not accrued.

                                 (IN THOUSANDS)



EQUITY SECURITIES
During 2006, 2005 and 2004, the proceeds from sales of equity securities amounted to $1,373, $4,386, and $181,206, respectively. The gross gains (losses) realized on those sales were $18 and $(25), $20 and $(210), and $1,458 and $(170), for 2006, 2005 and 2004, respectively.

The cost basis of equity securities, excluding affiliates, was $6,186 as of December 31, 2006. The equity securities had gross unrealized gains of $2,589 and realized gains of $205 as of December 31, 2006. There were no equity securities held as of December 31, 2005.

OTHER INVESTED ASSETS
As of December 31, 2006 and 2005, other invested assets included $178,745 and $135,901 of partnership investments. The Company recognized realized losses of $4,993 and $5,246 in 2006 and 2005, respectively, associated with other than temporary impairments of certain partnership investments. Realized losses were classified as investment income.

UNREALIZED LOSSES ON INVESTMENTS
Management has determined that the unrealized losses on the Company's investments in equity and fixed maturity securities at December 31, 2006 are temporary in nature. The Company conducts a review each quarter to identify and evaluate investments that may be impaired due to interest rate movements or credit-related events. An investment in a debt or equity security is impaired if its fair value falls below its cost and the decline is considered other-than-temporary. Factors considered in determining whether a loss is other than temporary include the significance of the decline in fair value, the length of time a security's fair value is below its amortized cost, current economic conditions, past credit loss experience, estimated future cash flows and the Company's ability and intent to hold the investment for a sufficient period of time to allow for anticipated recovery.

The tables below show the fair value of investments in debt securities in an unrealized loss position at December 31, 2006 and 2005, respectively.

                                 (IN THOUSANDS)

                                                          DECEMBER 31, 2006
                              -------------------------------------------------------------------------
                                LESS THAN 12 MONTHS      12 MONTHS OR LONGER            TOTAL
                              -------------------------------------------------------------------------
                                            GROSS                     GROSS                   GROSS
                                FAIR      UNREALIZED                UNREALIZED     FAIR     UNREALIZED
                               VALUE        LOSSES     FAIR VALUE    LOSSES       VALUE       LOSSES
                              -------------------------------------------------------------------------
U.S. Treasury, government
and agency securities          $ 91,191       $ 2,615  $    1,010       $    2  $   92,201      $ 2,617
Corporate securities            372,468        22,072     421,603        5,701     794,071       27,773
Residential MBS                 171,472         3,635     248,386          250     419,858        3,885
Commercial MBS                  229,980         6,975     304,979        1,516     534,959        8,491
Asset-backed securities          57,367           428      47,099           75     104,466          503
Redeemable preferred stocks           -             -       7,521          479       7,521          479
                              -------------------------------------------------------------------------
  TOTAL DEBT SECURITIES        $922,478       $35,725  $1,030,598       $8,023  $1,953,076      $43,748
                              =========================================================================

                                                          DECEMBER 31,2005
                              -------------------------------------------------------------------------
                                LESS THAN 12 MONTHS      12 MONTHS OR LONGER             TOTAL
                              -------------------------------------------------------------------------
                                             GROSS                     GROSS                   GROSS
                                FAIR      UNREALIZED                UNREALIZED     FAIR     UNREALIZED
                               VALUE        LOSSES      FAIR VALUE    LOSSES      VALUE       LOSSES
                              -------------------------------------------------------------------------
U.S. Treasury, government
and agency securities         $  330,954      $ 2,452     $ 21,624     $   593  $  352,578      $ 3,045
Corporate securities             487,464       16,098      139,338       9,132     626,802       25,230
Residential MBS                  615,245       10,487      265,555       7,858     880,800       18,345
Commercial MBS                   531,232       13,741       89,466       2,579     620,698       16,320
Asset-backed securities           63,145        2,374       71,047       1,068     134,192        3,442
Redeemable preferred stocks            -            -           70          25          70           25
                              -------------------------------------------------------------------------
 TOTAL DEBT SECURITIES        $2,028,040      $45,512     $587,100     $21,255  $2,615,140      $66,407
                              =========================================================================


OTHER
Investments on deposit with regulatory authorities as required by law were $7,714 and $7,506 at December 31, 2006 and 2005, respectively.

3. INVESTMENT INCOME AND CAPITAL GAINS:
The following table summarizes the sources of investment income for the years ended December 31:




                                    2006        2005        2004
                                  --------    --------   --------
Debt securities                   $341,647    $328,587   $374,451
Mortgage loans                           1           1      2,279
Real estate                          2,209       2,209      2,209
Policy loans                        35,213      37,358     37,615
Short-term investments               9,508      10,135      2,141
Other invested assets               31,148      16,119     16,725
                                  --------    --------   --------
Gross investment income            419,726     394,409    435,420
                                  --------    --------   --------
  Less: Investment expense           9,235       9,124      8,030
                                  --------    --------   --------

NET INVESTMENT INCOME             $410,491    $385,285   $427,390
                                  ========    ========   ========





The following table summarizes net realized capital gains/(losses) on investments for the years ended December 31:

                                 (IN THOUSANDS)


                                                        2006          2005          2004
                                                      --------      --------      --------

Debt securities                                       $ (9,626)     $ 14,658      $ 15,265
Equity securities, mortgage loans and real estate          (13)         (243)        1,287
Other invested assets                                   (1,206)      (15,931)      (16,510)
Amortization of deferred acquisition costs               1,178        (1,433)       (1,250)
                                                      --------      --------      --------
NET REALIZED LOSSES                                   $ (9,667)     $ (2,949)     $ (1,208)
                                                      ========      ========      ========


The following table sets forth the reclassification adjustment required to avoid double-counting in comprehensive income items that are included as part of net income for a period that also had been part of other comprehensive income in earlier periods:

                                                                      2006          2005          2004
                                                                    --------      --------      --------

RECLASSIFICATION ADJUSTMENTS
Unrealized holding (losses) arising during period, net of taxes     $(52,696)     $(79,123)     $(22,230)
Reclassification adjustment for losses/(gains)
  included in net income                                               9,427        (6,869)       (2,947)
                                                                    --------      --------      --------

UNREALIZED (LOSSES)/GAINS ON INVESTMENTS, NET
  OF RECLASSIFICATION ADJUSTMENT                                    $(43,269)     $(85,992)     $(25,177)
                                                                    ========      ========      ========

Reclassification adjustments reported in the above table for the years ended December 31, 2006, 2005 and 2004 are net of income tax expense/(benefits) of $(5,076), $3,697 and $1,587, respectively, and $(1,584), $(1,538), and $(602), respectively, relating to the effects of such amounts on deferred acquisition costs/(benefits).

4. DERIVATIVES:
The Company utilizes derivatives to achieve its risk management goals. Exposure to risk is monitored and analyzed as part of the Company's asset/liability management process, which focuses on risks that impact liquidity, capital, and income. The Company may enter into derivative transactions to hedge exposure to interest rate, credit, liability, currency, and cash flow risks. The Company may use forward contracts, swaps, futures, options, swaptions, caps, floors, collars and options on futures to hedge these risks.

When entering into a derivative transaction, there are several risks, including but not limited to basis risk, credit risk, and market risk. Basis risk is the exposure to loss from imperfectly matched positions, and is monitored and minimized by modifying or terminating the transaction. Credit risk is the exposure to loss as a result of default or a decline in credit rating of a counterparty. Credit risk is addressed by establishing and monitoring guidelines on the amount of exposure to any particular counterparty. Also, the Company requires that an International Swaps and Derivatives Association Master agreement govern all OTC derivative contracts. Market risk is the adverse effect that a change in interest rates, currency rates, implied volatility rates, or a change in certain equity indexes or instruments has on the value of a financial instrument. The Company manages the market risk by establishing and monitoring limits as to the types and degree of risk that may be undertaken.

                                 (IN THOUSANDS)


The fair value of derivatives contracts are based on dealers' quotes and represent the estimated amount the Company would receive to terminate the contracts taking into account current interest rates and the credit worthiness of the counterparties, where appropriate. The Company had open futures with a fair value of $(184) and $(120) as of December 31, 2006 and 2005, respectively. The Company had open put options with a fair value of $15,727 and $7,519 as of December 31, 2006 and 2005, respectively. The Company had open interest rate swaps with a notional amount of $35,000 and $420,000 and a fair value of $(126) and $7,297 as of December 31, 2006 and 2005, respectively. The Company had open interest rate cap positions with a notional amount of $1,250,000 and $1,250,000 and a fair value of $1,724 and $3,420 as of December 31, 2006 and 2005, respectively.

5. FAIR VALUE INFORMATION:
The following table summarizes the carrying value and fair value of the Company's financial instruments as of December 31, 2006 and 2005.




                                                    2006                           2005
                                         -------------------------     --------------------------
                                           CARRYING                      CARRYING
                                            VALUE       FAIR VALUE       VALUE         FAIR VALUE
                                         ----------     ----------     ----------     ----------
FINANCIAL ASSETS:
 Debt securities, available for sale     $5,690,980     $5,690,980     $5,518,073     $5,518,073
 Equity securities                            8,980          8,980             --             --
 Policy loans                               633,403        640,240        625,432        626,478
 Short-term investments                     191,347        191,347        220,783        220,783
 Other invested assets                      245,156        245,151        204,461        204,461
 Cash and cash equivalents                   55,288         55,288         83,994         83,994
 Separate account assets                  3,791,429      3,791,429      3,291,039      3,291,039

FINANCIAL LIABILITIES:
 Investment-type contracts
   Individual annuities                  $1,266,887     $1,263,130     $1,216,736     $1,219,199
   Group annuities                           16,639         16,532         20,343         20,257
   Other policyholder funds                 240,496        240,496        241,424        241,424
                                         ----------     ----------     ----------     ----------
Total policyholder funds                  1,524,022      1,520,158      1,478,503      1,480,880
Policyholder's dividends payable             18,554         18,554         18,989         18,989
Separate account liabilities              3,791,429      3,791,429      3,291,039      3,291,039


The fair values for the Company's investments in debt and equity securities are based on quoted market prices, where available. In situations where market prices are not readily available, primarily private placements, fair values are estimated using a pricing method based on fair values of securities with similar characteristics. The fair value of currently performing mortgage loans is estimated by discounting the cash flows associated with the investment, using an interest rate currently offered for similar loans to borrowers with similar credit ratings. The fair value of policy loans is calculated by discounting estimated future cash flows using interest rates currently being offered for similar loans. Loans with similar characteristics are aggregated for purposes of the calculations. The estimated fair values for limited partnerships, included in other invested assets, are based on values determined by the partnerships' managing general partners. The carrying values of cash, cash equivalents, short-term investments and separate account assets approximate their fair values. The resulting fair values may not be indicative of the value that could be negotiated in an orderly transaction between market participants.

                                 (IN THOUSANDS)


The fair values of the Company's liabilities for individual annuities and certain group annuities are estimated by discounting the cash flows associated with the contracts, using an interest rate currently offered for similar contracts with maturities similar to those remaining for the contracts being valued. The statement values of other policyholder funds, policyholders' dividends payable, debt and separate account liabilities approximate their fair values.

The fair values of liabilities under all of the Company's contracts are considered in the overall management of interest rate risk. The Company is exposed to interest rate risk on its interest-sensitive products. The Company's investment strategy is designed to minimize interest risk by managing the durations and anticipated cash flows of the Company's assets and liabilities.

6. BENEFIT PLANS:
The Company maintains both funded and unfunded non-contributory defined benefit pension plans covering all eligible employees. The Company also has other postretirement benefit plans (health care plans) covering eligible existing retirees and limited other eligible employees. The Company uses a measurement date of December 31 for all plans.

BENEFIT OBLIGATIONS
The following table sets forth the plans' change in benefit obligation as of December 31, 2006 and 2005:

                                            PENSION BENEFITS             OTHER BENEFITS
                                         -----------------------      -------------------
                                          2006          2005          2006         2005
                                         --------       --------      -------     -------
Benefit obligation at beginning of
year                                     $135,187       $123,779     $37,390     $39,283
Service cost                                  134          3,511         551         543
Interest cost                               7,402          7,150       1,919       1,936
Plan amendment                                  -            547           -
Actuarial (gain) loss                      (5,439)         5,028      (2,176)     (2,173)
Benefits paid                              (5,140)        (4,828)     (2,360)     (2,200)
                                         --------       --------      ------     -------

BENEFIT OBLIGATION AT END OF YEAR        $132,144       $135,187     $35,324     $37,389
                                         ========       ========     =======     =======

The accumulated benefit obligation for all defined benefit plans as of December 31, 2006 and 2005 was $130,760 and $134,889, respectively.

The weighted-average assumptions used to measure the actuarial present value of the projected benefit obligation at December 31 were:


                                              PENSION BENEFITS           OTHER BENEFITS
                                              ----------------           --------------
                                              2006         2005         2006         2005
                                              ----         ----         ----         ----
Discount rate                                 5.90%        5.65%        5.75%        5.50%
Rate of compensation increase                 4.25%        4.25%        4.00%        4.00%

                                 (IN THOUSANDS)


The discount rate is determined at the annual measurement date of the plans and is therefore subject to change each year. The rate reflects prevailing market rates for high quality fixed-income debt instruments with maturities corresponding to expected duration of the benefit obligations on the measurement date. The rate is used to discount the future cashflows of benefits obligations back to the measurement date.

At December 31, 2006, the assumed health care cost trend rate to be used in measuring the accumulated postretirement benefit obligation for 2007 will be 9.5%, grading to 5% for 2010. At December 31, 2005, the assumed health care cost trend rate used in measuring the accumulated postretirement benefit obligation for 2006 was 11%, grading to 5% for 2010.

PLAN ASSETS
The following table sets forth the plan assets as of December 31:

                                                   PENSION BENEFITS                OTHER BENEFITS
                                               ------------------------        ----------------------
                                                  2006          2005            2006           2005
                                               ---------      ---------        -------        -------
CHANGE IN PLAN ASSETS:
Fair value of plans assets at beginning of
year                                           $ 108,935      $  97,212        $    --        $    --
Actual return on plan assets                      15,719          4,653             --             --
Employer contribution                              1,921         11,898          2,360          2,200
Benefits paid                                     (5,140)        (4,828)        (2,360)        (2,200)
                                               ---------      ---------        -------        -------

FAIR VALUE OF PLAN ASSETS AT END OF YEAR       $ 121,435      $ 108,935        $    --        $    --
                                               =========      =========        =======        =======


The Company's investment objectives with respect to pension assets have been growth, preservation of principal and preservation of purchasing power. In 2006, this was amended to also include partial immunization through asset/liability matching while maintaining return objective over the long term. To achieve these objectives, the Company has established a strategic asset allocation policy. Plan assets are diversified both by asset class and within each asset class in order to provide reasonable assurance that no single security or class of security will have a disproportionate impact on the plan. Consistent with this change in investment policy, fixed income assets are to be managed on a buy-and-hold basis to achieve durations consistent with the liability matching strategy yet allow for appropriate liquidity for benefit payments. Going forward, the plan will be rebalanced annually back to the current 50/50 target allocation between equity securities and fixed income/cash. Performance of investment managers, liability measurement and investment objectives are reviewed on a regular basis. The Company's pension plan asset allocation at December 31, 2006 and 2005, and the current target allocations are as follows:


                                     2007 TARGET      PERCENTAGE OF PLAN ASSETS
                                     ALLOCATION          AS OF DECEMBER 31,
                                     -----------      -------------------------

ASSET CATEGORY                                           2006           2005
                                                         ----           ----
Equity securities                      50%                51%           56%
Fixed income & cash                    50%                49%           44%
                                                         ----          ----
Total                                                    100%          100%
                                                         ====          ====

The expected long-term rate of return on plan assets was 7.0% and 8.0% in 2006 and 2005, respectively. The expected rate of return on plan assets was estimated utilizing a variety of factors including the historical investment returns achieved over a long-term period, the targeted allocation of plan assets and expectations concerning future returns in the marketplace for both equity and debt securities. Lower returns on plan assets result in higher pension expense.

During 2006, the Company withdrew $53,000 of plan assets from its group annuity contracts, and invested it in fixed income securities. At December 31, 2006, the fair value of the investment in fixed income securities was $58,578. At December 31, 2006, the remaining balance of $62,857 continued to be invested in group annuity contracts, which in turn are invested in various investment options of related funds. At December 31, 2005, all of the plans' assets were invested in the Company's group annuity contracts.

                                 (IN THOUSANDS)

FUNDED STATUS
The funded status of the plans, reconciled to the amount reported on the statement of financial position is as follows:

                                                           PENSION BENEFITS               OTHER BENEFITS
                                                      -------------------------     -------------------------
                                                         2006           2005            2006          2005
                                                      ---------      ---------      ---------      ---------
Benefit Obligation                                    $(132,144)     $(135,187)     $ (35,323)     $ (37,389)
Fair value of plan assets                               121,435        108,935             --             --
                                                      ---------      ---------      ---------      ---------
FUNDED STATUS                                         $ (10,709)     $ (26,252)     $ (35,323)     $ (37,389)
                                                      =========      =========      =========      =========

Funded status                                         $ (10,709)     $ (26,252)     $ (35,323)     $ (37,389)
Unrecognized net actuarial loss                           5,099         19,240          4,258          6,606
Unrecognized prior service cost (benefit)                    --             --         (1,353)        (1,804)
                                                      ---------      ---------      ---------      ---------
NET AMOUNT RECOGNIZED                                 $  (5,610)     $  (7,012)       (32,418)     $ (32,587)
                                                      =========      =========        =======      =========

Amount recognized in balance sheet:
Prepaid pension asset                                 $  18,802      $  17,438      $      --      $      --
Accrued benefit liability                               (27,143)       (28,809)     $ (32,418)     $ (32,587)
Minimum pension liability                                 2,731          4,359      $      --      $      --
                                                      ---------      ---------      ---------      ---------
NET AMOUNT RECOGNIZED                                 $  (5,610)     $  (7,012)     $ (32,418)     $ (32,587)
                                                      =========      =========      =========      =========

The projected benefit obligation, accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $28,527, $27,143 and $0, respectively as of December 31, 2006. The projected benefit obligation, accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $29,108, $28,810 and $0, respectively as of December 31, 2005.

As of December 31, 2006, the projected benefit obligation for all pension benefit plans exceeds the fair value of plan assets and the accumulated postretirement benefit obligation exceeds plan assets for all of the Company's other postretirement benefit plans.

A minimum pension liability adjustment is required when the actuarial present value of accumulated benefits exceeds plan assets. In 2006 and 2005, the change in the minimum pension liability, net of the change in the related intangible asset of $(1,628) and $202 respectively, was reported in equity.

ACTUAL CONTRIBUTIONS AND BENEFITS
The contributions made and the benefits paid from the plans were:

                             PENSION BENEFITS          OTHER BENEFITS
                            -------------------      ------------------
                             2006        2005         2006        2005
                            ------      -------      ------      ------
Employer Contributions      $1,921      $11,898      $2,360      $2,200
Benefits Paid               (5,140)      (4,828)     (2,360)     (2,200)

EXPECTED EMPLOYER CONTRIBUTIONS
The Company's funding policy is to contribute an amount at least equal to the minimum required contribution under ERISA. The Company may increase its contribution above the minimum based upon an evaluation of the Company's tax and cash positions and the plan's funded status.

                                 (IN THOUSANDS)


In 2007, the Company expects to make the minimum required contribution to the unfunded pension and postretirement plans in an amount equal to benefit costs of approximately $2,008 and $2,694, respectively. The Company doe not expect to make a contribution to the funded pension plan.

ESTIMATED FUTURE BENEFIT PAYMENTS:
The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

                          PENSION         OTHER
                          BENEFITS       BENEFITS
                          --------       --------
2007                      $ 5,568        $ 2,694
2008                        5,828          2,792
2009                        6,300          2,891
2010                        6,811          2,949
2011                        7,180          2,992
Years 2012-2016            43,371         15,050

NET PERIODIC COST
The following are the components of the net periodic benefit costs (excluding the minimum pension liability adjustment) for the years ending December 31, 2006 and 2005:


                                         PENSION   BENEFITS         OTHER BENEFITS
                                        --------------------      --------------------
                                          2006         2005         2006         2005
                                        -------      -------      -------      -------
Service cost                            $   134      $ 3,511      $   551      $   544
Interest cost                             7,402        7,150        1,919        1,936
Expected return on plan assets           (7,513)      (7,662)          --           --
Amortization of prior service cost           --           46         (451)      (1,747)
Amount of recognized gains and loss         496          342          171           84
                                        -------      -------      -------      -------
 Net periodic benefit cost                  519        3,387        2,190          817

SFAS 88 Charges:
Curtailment charge                           --          924           --           --
                                        -------      -------      -------      -------
 TOTAL NET PERIODIC BENEFIT COST        $   519      $ 4,311      $ 2,190      $   817
                                        =======      =======      =======      =======



The Company approved the freezing of benefits under its qualified and TEFRA pension plans effective December 31, 2005. The qualified and TEFRA pension plans' obligation and assets were remeasured, with obligations using a 5.75% discount rate. During 2005, the pension plan was amended to increase the pension policy benefit, to freeze the benefit service credit that applied toward the payment period, and to allow future service to count toward vesting. Due to these plan amendments; there was a one-time curtailment charge of $924.

The weighted-average assumptions used to determine net cost were:

                                     PENSION BENEFITS     OTHER BENEFITS
                                     ----------------     ---------------
                                      2006      2005      2006     2005
                                      ----      ----      ----      ----

Discount rate                         5.65%     5.75%     5.50%     5.75%
Expected return on plan assets        7.00%     8.00%        -         -
Rate of compensation increase         4.25%     4.25%     4.00%     4.00%

                                 (IN THOUSANDS)

The assumed health care cost trend rate used in determining net periodic costs for 2006 was 11.0%, grading to 5.0% for 2011.

The assumed health care cost trend rate used in determining net periodic costs for 2005 was 12.5%, grading to 5.0% for 2010.

Assumed health care trend rates have a significant effect on the amounts reported for the health care plans. A one-percentage point change in assumed health care cost trend rates would have the following effects:



                                         One-Percentage Point
                                        Increase     Decrease
                                        --------     --------
Service and interest cost components     $   196     $  (171)
Postretirement benefit obligation          2,740      (2,398)


The Medicare Prescription Drug, Improvement and Modernization Act of 2003 was signed into law on December 8, 2003. In accordance with FASB Staff Position SFAS 106-1, the Company made a one-time election to defer recognition of the effects of the law in the accounting for its plan under SFAS 106 and in providing disclosures related to the plan until authoritative guidance on the accounting for the federal prescription drug subsidy was issued. Final regulations regarding the implementation of the Act were issued in 2005. After reviewing its plans, the Company decided to forgo the federal prescription drug subsidy and instead offer plans that include the Medicare Part D benefit (Medicare Advantage Plans and Medicare Part D Prescription Drug Plans (PDPs)). Accordingly, the Company does not anticipate receiving any direct subsidy for Medicare Part D. Any indirect savings in future plan costs that may be passed on by insurers in the form of reduced premium rates will be reflected in the benefit obligations and accounting expense as gains when and if they occur.

DEFINED CONTRIBUTION PLANS
The Company maintains four defined contribution pension plans for substantially all of its employees and full-time agents. For two plans, designated contributions of up to 6% or 8% of annual compensation are eligible to be matched by the Company. Contributions for the third plan are based on tiered earnings of full-time agents. The last plan, which covers employees of a subsidiary, is determined on a discretionary basis by the Board of Directors of that subsidiary. For the years ended December 31, 2006, 2005 and 2004, the expense recognized for these plans was $4,729, $4,665 and $5,639, respectively. The estimated fair value of the defined contribution plans' assets at December 31, 2006 and 2005 was $371,483 and $304,240, respectively.

At December 31, 2006 and 2005, $118,469 and $98,827, respectively, of the defined contribution plans' assets were invested in the Company's group annuity contracts.

7. INCOME TAXES:

The Company follows the asset and liability method of accounting for income taxes whereby current and deferred tax assets and liabilities are recognized utilizing currently enacted tax laws and rates. Deferred taxes are adjusted to reflect tax rates at which future tax liabilities or assets are expected to be settled or realized.

Deferred income taxes reflect the impact for financial statement reporting purposes of temporary differences between the financial statement carrying amounts and tax basis of assets and liabilities. The significant temporary differences that give rise to the deferred tax assets and liabilities at December 31 relate to the following:

                                 (IN THOUSANDS)


                                          2006       2005
                                    -----------------------
DEFERRED TAX ASSETS:
 Future policy benefits                 $56,083   $ 86,334
 Policyholders' dividends payable         6,433      6,555
 Investment losses                       22,050     21,876
 Employee benefit liabilities            33,570     36,685
 Other                                   10,209     11,129
                                    ----------------------
  Total deferred tax asset              128,345    162,579
                                    ----------------------
DEFERRED TAX LIABILITIES:
 DAC                                    207,470    194,845
 Unrealized investment gains             31,860     56,843
 Other                                   43,513     43,009
                                    ----------------------
  Total deferred tax liability          282,483    294,697
                                    ----------------------
Net deferred tax liability              154,498    132,118
Tax currently (receivable)/payable       (1,532)    11,683
                                    ----------------------
ACCRUED INCOME TAXES                   $152,966   $143,801
                                    ======================


The income taxes attributable to consolidated net income are different from the amounts determined by multiplying consolidated net income before income taxes by the expected federal income tax rate. The difference between the amount of tax at the U.S. federal income tax rate of 35% and the consolidated tax provision is summarized as follows:







                                                    2006           2005          2004
                                                    -------      -------       -------
Tax expense at 35%                                  $66,441      $58,770       $71,476
(Decrease)/increase in income taxes resulting
from:
 Tax release                                        (10,683)           -             -
 Prior period adjustment                             (1,233)      (1,456)       (1,212)
 Dividends received deduction                        (5,756)      (4,991)       (3,632)
 Tax reserve                                         (3,561)       3,382           832
 Other                                                 (790)        (218)         (596)
                                                    -------      -------       -------
INCOME TAX EXPENSE                                  $44,418      $55,487       $66,868
                                                    =======      =======       =======



The Internal Revenue code temporarily suspended the Differential Earnings Adjustment (DEA) calculation required for mutual insurance companies for the years 2001 through 2003. The Pension Funding Equity Act of 2004 repealed Internal Revenue Code Section 809, relating to the DEA for taxable years beginning after December 31, 2004. There was no income impact from the DEA in 2004. The DEA recalculation for 2004 did not result in an income adjustment for 2005.

Cash paid for federal income taxes in 2006, 2005, and 2004 was $19,910, $37,250, and $62,580, respectively.

The Internal Revenue Service ("IRS") has completed their examination of the Company's income tax returns through the year 2001. Income tax returns for the tax years 2002 through 2004 are currently being examined by the IRS. Management believes that an adequate provision has been made for potential adjustments.

                                 (IN THOUSANDS)


8. REINSURANCE:

The Company has assumed and ceded reinsurance on certain life and annuity contracts under various agreements. Reinsurance permits recovery of a portion of losses from reinsurers, although the Company remains primarily liable as the direct insurer on all risks reinsured. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial condition of present reinsurers to ensure that amounts due from reinsurers are collectible. The table below highlights the amounts shown in the accompanying financial statements.

                                                     ASSUMED          CEDED TO
                                                    FROM OTHER         OTHER
                                GROSS AMOUNT        COMPANIES        COMPANIES       NET AMOUNT
                                ------------        ---------        ---------       ----------
DECEMBER 31,2006:
  Life Insurance in-Force        $57,285,924       $1,695,211      $24,089,218      $34,891,917
  Premiums                           174,088            2,105           36,895          139,298
  Benefits                           473,447                -           69,666          403,781
  Reserves                         5,891,784            2,658          317,736        5,576,706

DECEMBER 31,2005:
  Life Insurance in-Force        $54,085,724       $1,802,190      $21,966,638      $33,921,276
  Premiums                           155,737            2,518           34,346          123,909
  Benefits                           453,995                -           54,558          399,437
  Reserves                         5,759,108            2,282          317,201        5,444,189

The December 31,2006 reserves ceded to other company includes an allowance for reinsurance recoverables of $1,230.

During 2004, the Company had gross premiums of $158,591, assumed premiums of $710, ceded premiums of $29,971, gross benefits of $434,958, assumed benefits of $0, and ceded benefits of $53,099.

Reinsurance receivables with a carrying value of $187,192 and $209,975 were associated with a single reinsurer at December 31, 2006 and 2005, respectively. This recoverable is secured by investment grade securities with a market value of $220,859 and $219,839, respectively held in trust.

9. DEBT:

On June 23, 2004, the Company issued a Surplus Note ("Notes") with a principal balance of $200,000, at a discount of $3,260. The Notes bears interest at 6.65%, and have a maturity date of June 15, 2034. The Notes were issued pursuant to Rule 144A under the Securities Act of 1933, as amended and are administered by a U.S. bank as registrar/paying agent. Interest on the 6.65% Notes is scheduled to be paid semiannually on April 1 and October 1 of each year. At December 31, 2006 and 2005, the amortized cost basis of the Notes was $196,843 and $196,803, respectively.

The Company's broker/dealer affiliate borrows from banks in connection with the securities settlement process and to finance margin loans made to customers. The Company is required to collateralize amounts borrowed in excess of certain limits. At December 31, 2006, the Company had debt of $55,400, which was collateralized by customer-owned securities valued at approximately $27,690 and remaining bank loans, including bank overdrafts of $45,942, which were not collateralized.

                                 (In thousands)

At December 31, 2005, the Company had debt of $83,000, which was collateralized by customer-owned securities valued at approximately $95,029 and remaining bank loans, including bank overdrafts of $49,829, which were not collateralized. The bank loans are demand obligations and generally require interest based on the Federal Funds rate. At December 31, 2006 and 2005, the weighted average interest rates on these borrowings were 5.56% and 4.36% respectively.

10. Guaranteed Minimum Death Benefits and Living Benefits:

The Company has variable annuity contracts containing GMDB provisions that provide a specified minimum benefit payable upon death as follows:

         o RETURN OF PREMIUM - provides the greater of the account value or total deposits made to the contract less any partial withdrawals and assessments, which is referred to as "net purchase Payments". This guarantee is a standard death benefit on all individual variable annuity products.

         o STEP-UP - provides a variable death benefit equal to the greater of the account value and the highest variable account value adjusted for withdrawals and transfers from any prior contract anniversary date.

         o RISING FLOOR - provides a variable death benefit equal to the greater of the current account value and the variable purchase payments accumulated at a set rate and adjusted for withdrawals and transfers.

The following table summarizes the account values and net amount at risk, net of reinsurance, and reserves for variable annuity contracts with guarantees invested in the separate account as of December 31:



                           2006          2005
                     ----------------------------
Account value          $2,466,556     $2,044,437
Net amount at risk         34,748         57,069
GAAP Reserves               2,613          3,413


Stochastic modeling was used to determine the liability. The stochastic model involves 1,000 scenarios. Stochastic modeling generates a projection of excess benefits. A ratio of the present value of these excess benefits to the present value of excess revenues is calculated and applied to the excess revenues in that period to determine the new liability accrual. This accrual is rolled forward with interest and amortized as excess payments are made.

The Company regularly evaluates the estimates used to model the GMDB reserve and adjusts the additional liability balance as appropriate, with a related charge or credit to other benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised.

The Company sells variable annuity contracts that have living benefits, which are GMAB and GMAB\GMWB Rider options.

11. COMMITMENTS AND CONTINGENCIES:


The Company and its subsidiaries are involved in various pending or threatened legal and/or regulatory proceedings arising from the normal conduct of its business. Most of these proceedings are routine in the ordinary course of business, although some involve extra-contractual damages in addition to other damages. In addition, the regulators within the insurance and brokerage industries continue to focus on market conduct and compliance issues.

                                 (In thousands)


The Company monitors sales materials and compliance procedures and makes extensive efforts to minimize any potential liabilities in this area. In the opinion of management, after consultation with legal counsel and a review of available facts, the outcome of the proceedings and assessments are not likely to have a material adverse effect on the financial position of the Company. Insurance companies are also subject to assessments, up to statutory limits, by state guaranty funds for losses of policyholders of insolvent insurance companies. The liability for estimated guaranty fund assessments, net of applicable premium tax credits, as of December 31,2006 and 2005 was $500 and $900, respectively.

The Company, in the ordinary course of business, extends commitments relating to its investment activities. As of December 31, 2006, the Company had outstanding commitments totaling $127,882, which approximates fair value, relating to these investment activities.

The Company has entered into various leases, primarily for field and sales offices. As of December 31, 2006, future minimum payments under noncancellable leases are as follows:



                                    YEAR ENDING     OPERATING
                                    -----------     ---------
                                    DECEMBER 31,      LEASES
                                    -----------     ---------
                                       2007          $20,893
                                       2008           18,956
                                       2009           17,129
                                       2010           14,229
                                       2011           11,198
                                    Thereafter        18,424


12. STATUTORY INFORMATION:

State insurance regulatory authorities prescribe or permit statutory accounting practices for calculating net income and capital and surplus, which differs in certain respects from with GAAP. The significant differences relate to deferred acquisition costs, which are charged to expenses as incurred; federal income taxes, which reflect amounts that are currently taxable; and benefit reserves, which are determined using prescribed mortality, morbidity and interest assumptions, and which, when considered in light of the assets supporting these reserves, adequately provide for obligations under policies and contracts.

Investments in bonds and preferred stocks are generally carried at amortized cost or market value. An Asset Valuation Reserve (AVR) is established as a liability to offset potential investment losses and an Interest Maintenance Reserve (IMR) is established as a liability to capture capital gains and losses on the sale of fixed income investments, resulting from changes in the general level of interest rates.

The combined insurance companies' statutory capital and surplus at December 31, 2006 and 2005 was $1,295,642 and $1,248,230, respectively. The combined insurance companies' net income, determined in accordance with statutory accounting practices, for the years ended December 31, 2006, 2005, and 2004, was $56,694 $184,590, and $79,791, respectively.

Life insurance companies are subject to certain risk-based capital (RBC) requirements as specified by the NAIC. Under those requirements, minimum amounts of statutory surplus are required to be maintained based on various risk factors related to it. At December 31, 2006, the Company's surplus exceeds these minimum levels.

                                     PART C
                                OTHER INFORMATION


ITEM 26: EXHIBITS


          (a)(1) Resolution of the Board of Trustees of The Penn Mutual Life Insurance Company establishing the Penn Mutual Variable Life Account I. Incorporated herein by reference to Exhibit A(1)(a) to Post Effective Amendment No. 6 to Registrant's Registration Statement on Form S-6 (File No. 33-87276), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000867) on April 30, 1999.

          (a)(2) Resolution of the Executive Committee of the Board of Trustees of The Penn Mutual Life Insurance Company relating to investments held in Penn Mutual Variable Life Account I. Incorporated herein by reference to Exhibit A(1)(b) to Post Effective Amendment No. 6 to Registrant's Registration Statement on Form S-6 (File No. 33-87276), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000867) on April 30, 1999.

          (b)     Not Applicable.

          (c)(1) Distribution Agreement between The Penn Mutual Life Insurance Company and Hornor, Townsend & Kent, Inc. Incorporated herein by reference to Exhibit A(3)(a)(1) to Post Effective Amendment No. 6 to Registrant's Registration Statement on Form S-6 (File No. 33-87276), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000867) on April 30, 1999.

          (c)(2) Form of Sales Support Agreement between The Penn Mutual Life Insurance Company and Hornor, Townsend & Kent, Inc. Incorporated herein by reference to Exhibit A(3)(a)(2) to Post Effective Amendment No. 6 to Registrant's Registration Statement on Form S-6 (File No. 33-87276), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000867) on April 30, 1999.

          (c)(3) Form of Agent's Agreement relating to broker-dealer supervision. Incorporated herein by reference to Exhibit 3(c) to the Registration Statement on Form N-4 of Penn Mutual Variable Annuity Account III (File No. 333-62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-98-001504) on September 3, 1998.

          (c)(4) Form of Broker-Dealer Selling Agreement (for broker-dealers licensed to sell variable annuity contracts and/or variable life insurance contracts under state insurance laws). Incorporated herein by reference to Exhibit 3(d) to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 of Penn Mutual Variable Annuity Account III (File No. 333-62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-98-002055) on November 30, 1998.

          (c)(5) Form of Broker-Dealer Selling Agreement (for broker-dealers with affiliated corporations licensed to sell variable annuity contracts and/or variable life insurance policies under state insurance laws) and companion Form of Corporate Insurance Agent Selling Agreement. Incorporated herein by reference to
                  Exhibit 3(e) to Post-Effective Amendment to the Registration Statement on Form N-4 of Penn Mutual Variable

                  Annuity Account III (File No. 333-62825), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000834) on April 27, 1999.

          (c)(6) Schedule of Sales Commissions. Incorporated herein by reference to Exhibit A(3)(c) to Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form S-6 (File No. 33-87276), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000867) on April 30, 1999.

          (d)(1) Specimen Last Survivor Flexible Premium Adjustable Variable Life Insurance Policy (Sex Distinct). Incorporated herein by reference to Exhibit A(5)(a)(1) to Post Effective Amendment No. 6 to Registrant's Registration Statement on Form S-6 (File No. 33-87276), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000867) on April 30, 1999.

          (d)(2) Specimen Last Survivor Flexible Premium Adjustable Variable Life Insurance Policy (Unisex). Incorporated herein by reference to Exhibit A(5)(a)(2) to Post Effective Amendment No. 6 to Registrant's Registration Statement on Form S-6 (File No. 33-87276) as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000867) on April 30, 1999.

          (d)(3) Specimen Last Survivor Flexible Premium Adjustable Variable Life Insurance Policy (New York). Incorporated herein by reference to Exhibit A(5)(a)(3) to Post Effective Amendment No. 6 to Registrant's Registration Statement on Form S-6 (File No. 33-87276), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000867) on April 30, 1999.

          (d)(4) Flexible Period Single Life Supplemental Term Insurance Agreement (Sex Distinct). Incorporated herein by reference to Exhibit A(5)(b)(1) to Post Effective Amendment No. 6 to Registrant's Registration Statement on Form S-6 (File No. 33-87276), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000867) on April 30, 1999.

          (d)(5) Flexible Period Single Life Supplemental Term Insurance Agreement (Unisex). Incorporated herein by reference to Exhibit A(5)(b)(2) to Post Effective Amendment No. 6 to Registrant's Registration Statement on Form S-6 (File No. 33-87276), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000867) on April 30, 1999.

          (d)(6) Policy Split Option Agreement. Incorporated herein by reference to Exhibit A(5)(c)(1) to Post Effective Amendment No. 6 to Registrant's Registration Statement on Form S-6 (File No. 33-87276), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000867) on April 30, 1999.

          (d)(7) Policy Split Option Agreement (New York). Incorporated herein by reference to Exhibit A(5)(c)(2) to Post Effective Amendment No. 6 to Registrant's Registration Statement on Form S-6 (File No. 33-87276), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000867) on April 30, 1999.

          (d)(8) Estate Growth Benefit Agreement. Incorporated herein by reference to Exhibit A(5)(d) to Post Effective Amendment No. 6 to Registrant's Registration Statement on Form S-6

                  (File No. 33-87276), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000867) on April 30, 1999.

          (d)(9) Supplemental Exchange Agreement. Incorporated herein by reference to Exhibit A(5)(e)(1) to Post Effective Amendment No. 6 to Registrant's Registration Statement on Form S-6 (File No. 33-87276), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000867) on April 30, 1999.

          (d)(10) Supplemental Exchange Agreement (New York). Incorporated herein by reference to Exhibit A(5)(e)(2) to Post Effective Amendment No. 6 to Registrant's Registration Statement on Form S-6 (File No. 33-87276), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000867) on April 30, 1999.

          (d)(11) Supplemental Term Insurance Agreement (Sex Distinct). Incorporated herein by reference to Exhibit A(5)(f)(1) to Post Effective Amendment No. 6 to Registrant's Registration Statement on Form S-6 (File No. 33-87276), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000867) on April 30, 1999.

          (d)(12) Supplemental Term Insurance Agreement (Unisex). Incorporated herein by reference to Exhibit A(5)(f)(2) to Post Effective Amendment No. 6 to Registrant's Registration Statement on Form S-6 (File No. 33-87276), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000867) on April 30, 1999.

          (d)(13) Guaranteed Continuation of Policy Agreement (Sex Distinct). Incorporated herein by reference to Exhibit A(5)(g)(1) to Post Effective Amendment No. 6 to Registrant's Registration Statement on Form S-6 (File No. 33-87276), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000867) on April 30, 1999.

          (d)(14) Guaranteed Continuation of Policy Agreement (Unisex). Incorporated herein by reference to Exhibit A(5)(g)(2) to Post Effective Amendment No. 6 to Registrant's Registration Statement on Form S-6 (File No. 33-87276), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000867) on April 30, 1999.

          (d)(15) Option to Extend the Maturity Date (Sex Distinct).Incorporated herein by reference to Exhibit A(5)(h)(1) to Post Effective Amendment No. 8 to Registrant's Registration Statement on Form S-6 (File No. 33-87276), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-00-000922) on April 19, 2000.

          (d)(16) Option to Extend the Maturity Date (Unisex). Incorporated herein by reference to Exhibit A(5)(h)(2) to Post Effective Amendment No. 8 to Registrant's Registration Statement on Form S-6 (File No. 33-87276), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-00-000922) on April 19, 2000.

          (d)(17) Return of Premium Term Insurance Agreement (Sex distinct). Incorporated herein by reference to Exhibit A(5)(i)(1) to Post Effective Amendment No. 8 to Registrant's Registration Statement on Form S-6 (File No. 33-87276), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-00-000922) on April 19, 2000.

          (d)(18) Return of Premium Term Insurance Agreement (Unisex).Incorporated herein by reference to Exhibit A(5)(i)(2) to Post Effective Amendment No. 8 to Registrant's Registration Statement on Form S-6 (File No. 33-87276), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-00-000922) on April 19, 2000.

          (d)(19) Estate Preservation Supplemental Term Insurance Agreement (Sex Distinct).Incorporated herein by reference to Exhibit A(5)(j)(1) to Post Effective Amendment No. 8 to Registrant's Registration Statement on Form S-6 (File No. 33-87276), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-00-000922) on April 19, 2000.

          (d)(20) Estate Preservation Supplemental Term Insurance Agreement (Unisex). Incorporated herein by reference to Exhibit A(5)(j)(2) to Post Effective Amendment No. 8 to Registrant's Registration Statement on Form S-6 (File No. 33-87276), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-00-000922) on April 19, 2000.

          (e)(1) Application form for Last Survivor Flexible Premium Adjustable Variable Life Insurance. Incorporated herein by reference to Exhibit A(10)(a) to Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form S-6 (File No. 33-87276), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000867) on April 30, 1999.

          (e)(2) Supplemental application form for Last Survivor Flexible Premium Adjustable Variable Life Insurance. Incorporated herein by reference to Exhibit A(10)(b) to Post-Effective Amendment No. 6 of Registrant's Registration Statement on Form S-6 (File No. 33-87276), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000867) on April 30, 1999.

          (f)(1) Charter of The Penn Mutual Life Insurance Company. Incorporated herein by reference to Exhibit 6(a) to the Registration Statement on Form N-4 of Penn Mutual Variable Annuity Account III (File No. 333-62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-98-001504) on September 3, 1998.

          (f)(2) By-Laws of The Penn Mutual Life Insurance Company. Incorporated herein by reference to Exhibit 6(b) to the Registration Statement on Form N-4 of Penn Mutual Variable Annuity Account III (File No. 333-62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-98-001504) on September 3, 1998.

          (g)     Not Applicable.

          (h)(1) Form of Sales Agreement between The Penn Mutual Life Insurance Company and Penn Series Funds, Inc. is incorporated by reference to Exhibit A(8)(a) to Post-Effective Amendment No.12 to the Registrant's Registration Statement on Form S-5 (File No. 33-87276) as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-02-000799) on April 19, 2002.

          (h)(2) Form of Sales Agreement between The Penn Mutual Life Insurance Company and Neuberger & Berman Advisers Management Trust. Incorporated herein by reference to Exhibit 8(b)(1) to Post Effective Amendment No. 1 to Registrant's Registration Statement on Form S-6 (File No. 33-87276), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950109-96-002471) on April 29, 1996.

          (h)(3) Assignment and Modification Agreement between Neuberger & Berman Management Incorporated, Neuberger & Berman Advisers Management Trust and The Penn Mutual Life Insurance Company. Incorporated herein by reference to Exhibit 8(b)(2) to Post Effective Amendment No. 1 to Registrant's Registration Statement on Form S-6 (File No. 33-87276), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950109-96-002471) on April 29, 1996.

          (h)(4) Amendment to Agreement between The Penn Mutual Life Insurance Company and Neuberger & Berman Advisers Management Trust. Incorporated herein by reference to Exhibit A(8)(b)(3) to Post Effective Amendment No. 5 to the Registration Statement on Form S-6 for Penn Mutual Variable Life Account I (File No. 33-54662) as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950109-97-003328) on April 30, 1997.

          (h)(5) Form of Fund Participation Agreement between The Penn Mutual Life Insurance Company, TCI Portfolios, Inc. (renamed American Century Variable Portfolios, Inc. effective May 1, 1997) and Investors Research Company (renamed American Century Investment Management, Inc). Incorporated herein by reference to Exhibit 8(a) to the Registration Statement on Form N-4 of Penn Mutual Variable Annuity Account III (File No. 333-62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-98-001504) on September 3, 1998.

          (h)(6) Form of Participation Agreement between The Penn Mutual Life Insurance Company, Variable Insurance Products Fund and Fidelity Distributors Corporation. Incorporated herein by reference to Exhibit 8(d) to the Registration Statement on Form N-4 of Penn Mutual Variable Annuity Account III (File No. 333-62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-98-001504) on September 3, 1998.

          (h)(7) Form of Participation Agreement between The Penn Mutual Life Insurance Company and Variable Insurance Products Fund II. Incorporated herein by reference to Exhibit 8(e) to the Registration Statement on Form N-4 of Penn Mutual Variable Annuity Account III (File No. 333-62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-98-001504) on September 3, 1998.

          (h)(8) Participation Agreement between The Penn Mutual Life Insurance Company and Morgan Stanley Universal Funds, Inc. Incorporated herein by reference to Exhibit 8(f) to Post-Effective Amendment No. 22 to the Registration Statement on Form N-4 of Penn Mutual Variable Annuity Account III (File No. 2-77283), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001021408-97-000161) on April 29, 1997.

          (i)     Not Applicable.

          (j)     Not Applicable

          (k) Opinion and consent of Franklin L. Best, Esq., Managing Corporate Counsel, The Penn Mutual Life Insurance, dated April 16, 2001, as to the legality of the securities being registered. Incorporated herein by reference to Exhibit 2 to Registrant's Registration Statement on Form S-6 (File No. 33-87276) as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-01-500307) on June 1, 2001.

          (l)     Not Applicable

          (m)     Not Applicable

          (n)(1)  Consent of PricewaterhouseCoopers LLP is filed herewith.

          (n)(2)  Consent of Morgan, Lewis & Bockius LLP is filed herewith.

          (o)     Not Applicable

          (p)     Not Applicable

          (q) Amended and Restated Memorandum describing issuance, transfer and redemption procedures. Incorporated herein by reference to Exhibit q to Registrant's Registration Statement on Form N-6 (File No. 33-87276) as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-05-001570) on April 29, 2005.

          (r) Powers of Attorney of the Board of Trustees of the Penn Mutual Life Insurance Company. Incorporated herein by reference to
                  Exhibit 5 to Registrant's Registration Statement on Form S-6 (File No. 33-87276) as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-01-500307) on June 1, 2001.

ITEM 27: DIRECTORS AND OFFICERS OF THE DEPOSITOR


          The following table sets forth the names of the executive officers of Penn Mutual and the officers and trustees of Penn Mutual who are engaged directly or indirectly in activities relating to the Separate Account or the Policies offered by the Separate Account.


NAME                    POSITION AND OFFICES WITH DEPOSITOR
---------------------   --------------------------------------------------------
Robert E. Chappell      Chairman of the Board and Chief Executive Officer and
                        Member of the Board of Trustees

Daniel J. Toran         President and Chief Operating Officer and Member of the
                        Board of Trustees

Peter J. Vogt           Executive Vice President and Chief Financial Officer

Terry A. Ramey          Senior Vice President and Chief Information Officer

Edward F. Clemons       Senior Vice President and Chief Human Resources Officer

Richard J. Miller       Executive Vice President and Chief Marketing Officer

N. Robert Lazarus       Senior Vice President and Chief Compliance Officer

Peter M. Sherman        Executive Vice President and Chief Investment Officer

Jeffrey C. Carleton     Senior Vice President, Wholesale Distribution

Ralph L. Crews          Senior Vice President, Retail Distribution

Frederick M. Rackovan   Vice President, New Business

Franklin L. Best, Jr.   Managing Corporate Counsel and Secretary

Susan T. Deakins        Vice President and Chief Actuary

Frank J. Howell         Vice President, Sales Support

Thomas H. Coffey        Vice President, Independence Financial Network

Kyle Elken              Vice President and Controller


          The business address of each of the trustees and officers is The Penn Mutual Life Insurance Company, Philadelphia, PA 19172.

ITEM 28: PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


Penn Mutual established Penn Mutual Variable Life Account I as a separate investment account under Pennsylvania law on January 27, 1987.

                      PENN MUTUAL WHOLLY-OWNED SUBSIDIARIES


Corporation                                Principal Business                                State of Incorporation
----------------------------------------   -----------------------------------------------   ----------------------
The Penn Insurance and Annuity Company     Life Insurance and Annuities                      Delaware

Independence Capital Management, Inc.      Investment Adviser                                Pennsylvania

Penn Series Funds, Inc.                    Investment Company                                Maryland

Penn Janney Fund, Inc.                     Investments                                       Pennsylvania

Penn Janney Advisory, Inc.*                Investment Adviser                                Pennsylvania

Penn Janney GP LLC**                       Investments                                       Delaware

Penn Janney Opportunities Fund             Investments                                       Delaware
LP***

Independence Square Properties, LLC****    Holding Company                                   Delaware

The Pennsylvania Trust Company             Trust Company                                     Pennsylvania

Indepro Corporation                        Real Estate Investment                            Delaware

Hornor, Townsend & Kent, Inc.              Registered Broker-Dealer and Investment Adviser   Pennsylvania

ISP Parker Hunter                          Holding Company                                   Delaware



* Penn Janney Advisory, Inc. is 50% owned by Penn Mutual and 50% owned by Janney Montgomery Scott LLC.



** Penn Janney GP LLC is 49.5% owned by Penn Mutual, 49.5% owned by Janney Montgomery Scott LLC, and 1.0% owned by Richard Fox.



*** Penn Janney Opportunities Fund LLP is 49.5% owned by Penn Mutual, 49.5% owned by Janney Montgomery Scott LLC, and 1.0% owned by Penn Janney GP LLC.



**** Independence Square Properties, LLC is 95% owned by Penn Mutual and 5% owned by ISP Parker Hunter, which is 100% owned by Penn Mutual.


                       INDEPENDENCE SQUARE PROPERTIES, LLC
                            WHOLLY-OWNED SUBSIDIARIES

Corporation                                Principal Business                                State of Incorporation
----------------------------------------   -----------------------------------------------   ----------------------
WPI Investment Company                     Real Estate Investment                            Delaware

Janney Montgomery Scott LLC                Registered Broker-Dealer and Investment Adviser   Delaware


                               INDEPRO CORPORATION
                            WHOLLY-OWNED SUBSIDIARIES

Corporation                                Principal Business                                State of Incorporation
----------------------------------------   -----------------------------------------------   ----------------------
Indepro Property Fund I Corporation        Real Estate Investment                            Delaware

Indepro Property Fund II Corporation       Real Estate Investment                            Delaware

                           JANNEY MONTGOMERY SCOTT LLC
                            WHOLLY-OWNED SUBSIDIARIES


Corporation                                Principal Business                                State of Incorporation
----------------------------------------   -----------------------------------------------   ----------------------
JMS Resources, Inc.                        Oil and Gas Development                           Pennsylvania

JMS Investor Services, Inc.                Insurance Sales                                   Delaware

Parker/Hunter Incorporated                 Registered Broker-Dealer                          Pennsylvania

Janney Montgomery Scott Insurance Agency   Insurance Agents or Brokers                       Massachusetts

Penn Janney Advisory, Inc.*                Investment Adviser                                Pennsylvania

Penn Janney GP LLC**                       Investments                                       Delaware

Penn Janney Opportunities Fund             Investments                                       Delaware
LP***



* Penn Janney Advisory, Inc. is 50% owned by Penn Mutual and 50% owned by Janney Montgomery Scott LLC.



** Penn Janney GP LLC is 49.5% owned by Penn Mutual, 49.5% owned by Janney Montgomery Scott LLC, and 1.0% owned by Richard Fox.



*** Penn Janney Opportunities Fund LLP is 49.5% owned by Penn Mutual, 49.5% owned by Janney Montgomery Scott LLC, and 1.0% owned by Penn Janney GP LLC.


                          HORNOR, TOWNSEND & KENT, INC.
                            WHOLLY-OWNED SUBSIDIARIES

Corporation                                Principal Business                                State of Incorporation
----------------------------------------   -----------------------------------------------   ----------------------
Hornor, Townsend & Kent, Inc. of
Delaware, Inc.                              Financial Services                               Delaware

Hornor, Townsend & Kent, Inc.
Insurance Agency, Inc.                      Insurance Agents or Brokers                      Pennsylvania

Hornor, Townsend & Kent, Inc.
Insurance Agency of Ohio, Inc.              Insurance Agents or Brokers                      Ohio



                               PENN JANNEY GP LLC
                            WHOLLY-OWNED SUBSIDIARIES



Corporation                                Principal Business                                State of Incorporation
----------------------------------------   -----------------------------------------------   ----------------------
Penn Janney Opportunities Fund LP*         Investments                                       Delaware



* Penn Janney Opportunities Fund LLP is 49.5% owned by Penn Mutual, 49.5% owned by Janney Montgomery Scott LLC, and 1.0% owned by Penn Janney GP LLC.


                                ISP PARKER HUNTER
                            WHOLLY-OWNED SUBSIDIARIES

Corporation                                Principal Business                                State of Incorporation
----------------------------------------   -----------------------------------------------   ----------------------
Independence Square Properties, Inc.*      Holding Corporation                               Delaware

* Independence Square Properties, LLC is 95% owned by Penn Mutual and 5% owned by ISP Parker Hunter, which is 100% owned by Penn Mutual.

----------
All subsidiaries listed above are included in the Registrant's consolidated financial statements.

ITEM 29. INDEMNIFICATION


          Section 6.2 of the By-laws of The Penn Mutual Life Insurance Company ("Penn Mutual" or the "Company") provides that, in accordance with the provisions of the Section, the Company shall indemnify trustees and officers against expenses (including attorneys' fees), judgments, fines, excise taxes and amounts paid in settlement actually and reasonably incurred in connection with actions, suits and proceedings, to the extent such indemnification is not prohibited by law, and may provide other indemnification to the extent not prohibited by law. The By-laws are filed as Exhibit 6(b) to the Form N-4 Registration Statement of Penn Mutual Variable Annuity Account III filed September 3, 1998 (File No. 33-62811).

          Pennsylvania law (15 Pa. C.S.A. Sections 1741-1750) authorizes Pennsylvania corporations to provide indemnification to directors, officers and other persons.

          Penn Mutual owns a directors and officers liability insurance policy covering liabilities that trustees and officers of Penn Mutual and its subsidiaries may incur in acting as trustees and officers.

          Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 30:  PRINCIPAL UNDERWRITERS


Hornor Townsend & Kent, Inc. serves as principal underwriters of the securities of the Registrant. Hornor Townsend & Kent, Inc. also serves as distributor of variable annuity contracts issued through Penn Mutual Variable Annuity Account III, a separate account of Penn Mutual.

Hornor, Townsend & Kent, Inc. - Directors and Officers


          Daniel J. Toran, Chairman of the Board
          Richard J. Miller, Director, President and Chief Executive Officer
          N. Robert Lazarus, Director Senior Vice President, Chief Compliance Officer, Anti Money Laundering Officer and Chief Operating Officer Terry A. Ramey, Director
          Peter J. Vogt, Director
          Michelle A. Barry, Vice President, Marketing
          Franklin L. Best, Jr., Counsel and Secretary
          Joseph P. Carra, Director, HTK Commissions
          Robert L. Mainardi, Auditor

          Paul I. Martin, Director, Contracts, Licensing and Registration Nicole S. McCormack, Director, Operations
          Roger Pacheco, Assistant Vice President, Quality
          Management/Surveillance
          David M. O'Malley, Director
          Ralph L. Crews, Director
          John P. Reidy, Vice President, Sales
          Stacey N. Polakowski, Treasurer and Controller
          Nancy S. Rush, Vice President, Benefits and Risk Management Scott L. Simon, Director, Operation Control


The principal business address of the directors and officers is The Penn Mutual Life Insurance Company, Philadelphia, Pennsylvania, 19172.

Commissions and Other Compensation Received By Each Principal Underwriter During Last Fiscal Year:


                                     Net
                                 Underwriting
                                Discounts and    Compensation    Brokerage        Other
Name of Principal Underwriter    Commissions    on Redemption   Commissions   Compensation
-----------------------------   -------------   -------------   -----------   ------------
Hornor, Townsend & Kent, Inc.      $33,181            $0             $0             $0



ITEM 31: LOCATION OF ACCOUNTS AND RECORDS


The name and address of the person who maintains physical possession of each account, book or other documents required by Section 31(a) of the Investment Company Act of 1940, as amended, is as follows:

The Penn Mutual Life Insurance Company
600 Dresher Road
Horsham, Pennsylvania  19044


ITEM 32: MANAGEMENT SERVICES


Not applicable.


ITEM 33: FEE REPRESENTATION


The Penn Mutual Life Insurance Company represents that the fees and charges deducted under the Flexible Premium Adjustable Variable Life Insurance Policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES


          As required by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and that it has duly caused this Post-Effective Amendment No. 18 to the Registration Statement on Form N-6 to be signed on its behalf, by the undersigned, thereunto duly authorized in the Township of Horsham and Commonwealth of Pennsylvania, on this 26th day of April, 2007.


                                     PENN MUTUAL VARIABLE LIFE ACCOUNT I
                                     (Registrant)

                                     By: THE PENN MUTUAL LIFE INSURANCE COMPANY
                                         (Depositor)


                                     By: /s/ Robert E. Chappell
                                         ---------------------------------------
                                         Robert E. Chappell
                                         Chairman of the Board of Trustees
                                         And Chief Executive Officer


          As required by the Securities Act of 1933, as amended, this Post-Effective Amendment No. 18 to the Registration Statement on Form N-6 has been signed below by the following persons in the capacities indicated on the 26th day of April, 2007.


              Signature                                   Title
-------------------------------------   ----------------------------------------


/s/ Robert E. Chappell                  Chairman of the Board of Trustees
-------------------------------------   and Chief Executive Officer
Robert E. Chappell


/s/ Peter J. Vogt                       Executive Vice President
-------------------------------------   and Chief Financial Officer
Peter J. Vogt

*JULIA CHANG BLOCH                      Trustee

*EDWARD G. BOEHNE                       Trustee

*JOAN P. CARTER                         Trustee

*PHILIP E. LIPPINCOTT                   Trustee

*JOHN F. McCAUGHAN                      Trustee

*ALAN B. MILLER                         Trustee

*EDMOND F. NOTEBAERT                    Trustee

*ROBERT H. ROCK                         Trustee

*DANIEL J. TORAN                        Trustee


*By /s/ Robert E. Chappell
    ------------------------------------
    Robert E. Chappell, attorney-in-fact

                                  EXHIBIT INDEX

(n)(1)   Consent of PricewaterhouseCoopers LLP.

(n)(2)   Consent of Morgan, Lewis & Bockius LLP.